As filed with the SEC on September 6, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Report(s) to Stockholders.

The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Semi-Annual Report

June 30, 2012

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Partners Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the semi-annual report of the Transamerica Asset Allocation Variable Funds and the annual reports of the Transamerica Partners Portfolios and the Calvert VP SRI Balanced Portfolio, the underlying portfolios in which the Transamerica Partners Variable Funds invest.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds and Transamerica Partners Portfolios is included in the Statement of Additional Information (“SAI”), which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Subaccounts’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds and the Transamerica Partners Portfolios are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2012, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Asset Allocation Variable Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Subaccounts’ Form N-Q is available on the SEC’s website at www.sec.gov. The Subaccounts’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339. Form N-Q for the corresponding Transamerica Partners Portfolios is also available without charge on the SEC website, at the SEC’s Public Reference Room, or by calling 1-888-233-4339.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

June 30, 2012

To Contract Holders with Interests in

the Transamerica Partners Variable Funds:

We are pleased to present the most recent semi-annual reports for the Transamerica Partners Portfolios and for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending these semi-annual reports to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in one or more of the Transamerica Partners Variable Funds. Each subaccount available within the Transamerica Partners Variable Funds, other than the Calvert Subaccount, invests its assets in a corresponding mutual fund that is a series of Transamerica Partners Portfolios. The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Diversified Retirement Corporation, at (800) 755-5801 if you have any questions regarding these reports.

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Dear Fellow Shareholder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As 2012 began, the crisis in Europe was occupying center stage. Fear of a large European bank failure causing a global banking crisis had previously driven global asset prices down. The European Central Bank responded by lending troubled European banks over one trillion Euros and the Federal Reserve made unlimited dollars available to the European Central Bank. The combined effect was to relieve pressure on the European banks. In turn, the banks used some of this money to buy sovereign bonds which further reduced market pressure. Relieved investors jumped back into risk assets and equity markets across the globe rallied strongly throughout the first quarter of the year. At the same time, the U.S. economy and corporate earnings picked up steam. Equity and bond markets followed suit.

However, the underlying economic imbalances were not addressed and as summer arrived, an economic contraction began appearing in many countries across the globe. As a result, the global equity and corporate bond markets gave up part of their gains as investors sought safety. For the six months ended June 30, 2012, the Dow Jones Industrial Average Index returned 6.83%, the Standard & Poor’s 500® Index returned 9.49%, and the Barclays U.S. Aggregate Bond Index returned 2.37%. It is always important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Asset Allocation Variable Funds	Transamerica Asset Allocation Variable Funds

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

Understanding Your Funds’ Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Partners Variable Funds (“TPVF”), a unit investment trust. As a contractholder of a Subaccount, you will bear the ongoing costs of managing the corresponding subaccount in which your Subaccount invests. You will also bear the cost of operating the Subaccount. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number shown under the heading “Expenses paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Subaccount’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Subaccount’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation Variable Funds -
Short Horizon Subaccount	$1,000.00	$1,035.00	$1.01	$1,023.87	$1.01	0.20%
Transamerica Asset Allocation Variable Funds -
Intermediate Horizon Subaccount	1,000.00	1,053.20	1.02	1,023.87	1.01	0.20
Transamerica Asset Allocation Variable Funds -
Intermediate/Long Horizon Subaccount	1,000.00	1,063.00	1.03	1,023.87	1.01	0.20

(A)	5% return per year before expenses.
(B)	Expenses are equal to each Subaccount’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).
(C)	Expense ratios do not include expenses of the investment companies in which the Subaccounts invest.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

Schedules of Investments Composition

At June 30, 2012

(the following charts summarize the Schedule of Investments of each Subaccount by asset type)

(unaudited)

Transamerica Asset Allocation Variable Funds - Short Horizon Subaccount	% of Net Assets
Fixed Income	89.7%
Domestic Equity	8.2
International Equity	1.9
Money Market	0.2
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

Transamerica Asset Allocation Variable Funds - Intermediate Horizon Subaccount	% of Net Assets
Fixed Income	49.8%
Domestic Equity	39.3
International Equity	10.7
Money Market	0.2
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

Transamerica Asset Allocation Variable Funds - Intermediate/Long Horizon Subaccount	% of Net Assets
Domestic Equity	53.8%
Fixed Income	29.2
International Equity	16.8
Money Market	0.2
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

Transamerica Asset Allocation Variable –

Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% p
Domestic Equity - 8.2%
Transamerica Partners Variable Large Growth ‡	5,047	$281
Transamerica Partners Variable Large Value ‡	5,525	275
Transamerica Partners Variable Small Core ‡	4,696	184
Fixed Income - 89.7%
Transamerica Partners Variable Core Bond ‡	100,559	4,225
Transamerica Partners Variable High Quality Bond ‡	81,628	1,446
Transamerica Partners Variable High Yield Bond ‡	36,912	965
Transamerica Partners Variable Inflation-Protected Securities ‡	52,573	1,497
International Equity - 1.9%
Transamerica Partners Variable International Equity ‡	9,465	175
Money Market - 0.2%
Transamerica Partners Variable Money Market ‡	798	17

Total Investment Companies (cost $7,378) Õ		9,065
Other Assets and Liabilities - Net		(1)

Net Assets		$9,064

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	Each Subaccount invests its assets in an affiliated fund of Transamerica Partners Variable Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $7,378. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,687.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$9,065	$—	$—	$9,065

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

Transamerica Asset Allocation Variable –

Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% p
Domestic Equity - 39.3%
Transamerica Partners Variable Large Growth ‡	59,628	$3,325
Transamerica Partners Variable Large Value ‡	66,582	3,315
Transamerica Partners Variable Small Core ‡	57,328	2,242
Fixed Income - 49.8%
Transamerica Partners Variable Core Bond ‡	128,346	5,393
Transamerica Partners Variable High Quality Bond ‡	99,971	1,771
Transamerica Partners Variable High Yield Bond ‡	54,735	1,431
Transamerica Partners Variable Inflation-Protected Securities ‡	93,776	2,671
International Equity - 10.7%
Transamerica Partners Variable International Equity ‡	131,287	2,421
Money Market - 0.2%
Transamerica Partners Variable Money Market ‡	1,863	39

Total Investment Companies (cost $19,442) Õ		22,608
Other Assets and Liabilities - Net		(4)

Net Assets		$22,604

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	Each Subaccount invests its assets in an affiliated fund of Transamerica Partners Variable Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $19,442. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,558 and $392, respectively. Net unrealized appreciation for tax purposes is $3,166.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$22,608	$—	$—	$22,608

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

Transamerica Asset Allocation Variable –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% p
Domestic Equity - 53.8%
Transamerica Partners Variable Large Growth ‡	108,346	$6,041
Transamerica Partners Variable Large Value ‡	108,593	5,407
Transamerica Partners Variable Small Core ‡	103,737	4,057
Fixed Income - 29.2%
Transamerica Partners Variable Core Bond ‡	100,470	4,221
Transamerica Partners Variable High Quality Bond ‡	31,106	551
Transamerica Partners Variable High Yield Bond ‡	44,160	1,155
Transamerica Partners Variable Inflation- Protected Securities ‡	87,934	2,505
International Equity - 16.8%
Transamerica Partners Variable International Equity ‡	262,671	4,843
Money Market - 0.2%
Transamerica Partners Variable Money Market ‡	2,734	58

Total Investment Companies (cost $25,729) Õ		28,838
Other Assets and Liabilities - Net		(4)

Net Assets		$28,834

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	Each Subaccount invests its assets in an affiliated fund of Transamerica Partners Variable Funds.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $25,729. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,719 and $610, respectively. Net unrealized appreciation for tax purposes is $3,109.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$28,838	$—	$—	$28,838

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except unit value in thousands)

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Assets:
Investments in affiliated investment companies, at value	$9,065	$22,608	$28,838
Receivables:
Units sold	3	5	13
Investments in affiliated investment companies sold	—	8	181

	9,068	22,621	29,032

Liabilities:
Accounts payable and accrued liabilities:
Units redeemed	1	13	105
Investments in affiliated investment companies purchased	1	—	89
Investment advisory fees	2	4	4

	4	17	198

Net Assets	$9,064	$22,604	$28,834

Net Assets Consist of:
Cost of accumulation units	4,618	13,210	20,148
Accumulated net investment loss	(231)	(649)	(899)
Undistributed net realized gains	2,990	6,877	6,476
Net unrealized appreciation on investments in affiliated investment companies	1,687	3,166	3,109

Net Assets	$9,064	$22,604	$28,834

Accumulation units	461	1,181	1,533

Unit value	$19.65	$19.13	$18.81

Investments in affiliated investment companies, at cost	$7,378	$19,442	$25,729

STATEMENTS OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Investment advisory fees	$9	$22	$29

Net investment loss	(9)	(22)	(29)

Net realized and unrealized gain (loss) on investments in affiliates:
Realized gain from investments in affiliated investment companies	167	208	217
Change in net unrealized appreciation on investments in affiliated investment companies	153	955	1,579

Net realized and change in unrealized gain on investments in affiliated investment companies	320	1,163	1,796

Net increase in net assets resulting from operations	$311	$1,141	$1,767

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended:

(all amounts in thousands)

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	Period Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011	Period Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011	Period Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
From operations:
Net investment loss	$(9)	$(19)	$(22)	$(47)	$(29)	$(60)
Net realized gain on investments in affiliated investment companies	167	315	208	994	217	541
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	153	80	955	(836)	1,579	(909)

Net increase (decrease) in net assets resulting from operations	311	376	1,141	111	1,767	(428)

From unit transactions:
Units sold	865	1,591	1,256	3,096	1,250	3,376
Units redeemed	(996)	(2,691)	(1,392)	(5,788)	(2,186)	(5,936)

Net decrease in net assets resulting from unit transactions	(131)	(1,100)	(136)	(2,692)	(936)	(2,560)

Total increase (decrease) in net assets	180	(724)	1,005	(2,581)	831	(2,988)

Net assets:
Beginning of period/year	8,884	9,608	21,599	24,180	28,003	30,991

End of period/year	$9,064	$8,884	$22,604	$21,599	$28,834	$28,003

Accumulated net investment loss	$(231)	$(222)	$(649)	$(627)	$(899)	$(870)

Units outstanding beginning of period/year	468	527	1,189	1,334	1,583	1,722
Units sold	45	85	66	169	66	187
Units redeemed	(52)	(144)	(74)	(314)	(116)	(326)

Units outstanding end of period/year	461	468	1,181	1,189	1,533	1,583

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

	Short Horizon
For a unit outstanding throughout each period	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Unit value
Beginning of period/year	$18.99		$18.24	$16.95	$14.66	$16.28	$15.59

Investment operations
From net investment loss(A)	(0.02)		(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
From net realized and unrealized gains (loss) on investments in affiliated investment companies	0.68		0.79	1.33	2.32	(1.59)	0.72

Total from investment operations	0.66		0.75	1.29	2.29	(1.62)	0.69

Unit value
End of period/year	$19.65		$18.99	$18.24	$16.95	$14.66	$16.28

Total return	3.50	%(B)	4.07%	7.65%	15.62%	(9.95)%	4.43%

Net assets End of Period/Year (000’s)	$9,064		$8,884	$9,608	$10,112	$9,450	$11,097

Ratio and supplemental data
Expenses to average net assets(C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment loss, to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate(E)	24	%(B)	46%	36%	28%	125%	55%

	Intermediate Horizon
For a unit outstanding throughout each period	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Unit value
Beginning of period/year	$18.17		$18.13	$16.22	$13.46	$18.16	$17.44

Investment operations
From net investment loss(A)	(0.02)		(0.04)	(0.03)	(0.03)	(0.03)	(0.04)
From net realized and unrealized gains (loss) on investments in affiliated investment companies	0.98		0.08	1.94	2.79	(4.67)	0.76

Total from investment operations	0.96		0.04	1.91	2.76	(4.70)	0.72

Unit value
End of period/year	$19.13		$18.17	$18.13	$16.22	$13.46	$18.16

Total return	5.32	%(B)	0.19%	11.81%	20.51%	(25.88)%	4.13%

Net assets End of Period/Year (000’s)	$22,604		$21,599	$24,180	$24,295	$21,990	$32,583

Ratio and supplemental data
Expenses to average net assets(C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment loss, to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate(E)	13	%(B)	42%	25%	34%	111%	18%

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Intermediate/Long Horizon
For a unit outstanding throughout each period	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Unit value
Beginning of period/year	$17.70		$17.99	$15.78	$12.89	$19.30	$18.56

Investment operations
From net investment loss(A)	(0.02)		(0.04)	(0.03)	(0.03)	(0.03)	(0.04)
From net realized and unrealized gains (loss) on investments in affiliated investment companies	1.13		(0.25)	2.24	2.92	(6.38)	0.78

Total from investment operations	1.11		(0.29)	2.21	2.89	(6.41)	0.74

Unit value
End of period/year	$18.81		$17.70	$17.99	$15.78	$12.89	$19.30

Total return	6.30	%(B)	(1.66)%	14.05%	22.42%	(33.21)%	3.99%

Net assets End of Period/Year (000’s)	$28,834		$28,003	$30,991	$30,478	$33,453	$52,704

Ratio and supplemental data
Expenses to average net assets(C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment loss, to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate(E)	14	%(B)	34%	23%	54%	105%	21%

(A)	Calculation is based on average number of units outstanding.
(B)	Not annualized.
(C)	Ratios exclude expenses incurred by the underlying affiliated investment companies in which the Subaccounts invest.
(D)	Annualized.
(E)	Does not include the portfolio activity of the underlying affiliated investment companies.
Note:	Prior to January 1, 2010, the financial highlights were audited by another registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Separate Account is composed of three different subaccounts that are separate investment funds: Transamerica Asset Allocation—Short Horizon Subaccount (“Short Horizon”), Transamerica Asset Allocation—Intermediate Horizon Subaccount (“Intermediate Horizon”), and Transamerica Asset Allocation—Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”) (individually, a “Subaccount” and collectively, the “Subaccounts”). Each Subaccount invests all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest all their investable assets in the Transamerica Partners Portfolios.

This report should be read in conjunction with the Subaccounts’ current prospectus, which contains more complete information about the Subaccounts, including investment objectives and strategies.

In the normal course of business, the Separate Account enters into contracts that contain a variety of representations that provide general indemnifications. The Separate Account’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Separate Account and/or its affiliates that have not yet occurred. However, based on experience, the Separate Account expects the risk of loss to be remote.

In preparing the Separate Account’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions may be used that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Separate Account.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear its share of fees and expenses incurred by TPVF in which it invests. These expenses are not reflected in the expenses in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Security transactions: Security transactions are recorded on the trade date. Net realized gain (loss) from investments in affiliates for the Subaccounts are from investments in units of affiliated investment companies.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of TPVF is valued at the unit value per share of each Subaccount determined as of the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 P.M. Eastern time, each day the NYSE is open for business. The Subaccount utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Subaccount’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying subaccounts. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2012, are disclosed in the Valuation Summary of each of the Subaccounts’ Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

The Separate Account has entered into an Investment Advisory Agreement with TAM. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Pursuant to the Investment Advisory Agreement TAM provides general investment advice to each Subaccount. For providing these services and facilities and for bearing the related expenses, TAM receives a monthly fee from each Subaccount which is accrued daily and payable monthly at an annual rate equal to 0.20% of the average daily net assets of each Subaccount.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain Managing Board Members and officers of TFLIC are also trustees, officers or employees of TAM or its affiliates. No interested Managing Board Members receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers receive compensation from the Subaccounts. The independent board members are also trustees of the Transamerica Partners Portfolios for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan, effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, or the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. SECURITIES TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold for the period ended June 30, 2012 were as follows:

	Purchases of affiliated investments:		Proceeds from maturities and sales of affiliated investments:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Short Horizon	$2,197	$—	$2,337	$—
Intermediate Horizon	2,866	—	3,024	—
Intermediate/Long Horizon	4,142	—	5,107	—

NOTE 5. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of AEGON USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. Management has evaluated the Separate Account’s tax positions taken for all open tax years (2008-2010), or expected to be taken in the Separate Account’s 2011 tax returns. Each subaccount is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

INVESTMENT ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Managing Board of Transamerica Asset Allocation Variable Funds (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of Transamerica Asset Allocation—Intermediate Horizon Subaccount, Transamerica Asset Allocation—Intermediate/Long Horizon Subaccount, and Transamerica Asset Allocation—Short Horizon Subaccount (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Board Members determined that the terms of each Investment Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the renewal of each Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Board Members requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Board Members also considered information they had previously received from TAM as part of their regular oversight of each Fund, as well as comparative fee, expense, and performance information prepared by TAM based on information provided by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and other fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Board Members had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds, based on Lipper information, for various trailing periods ended December 31, 2011. On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Fund, including information comparing the management fee and total expense ratio of each Fund to the management fees and total expense ratios of peer investment companies, based on Lipper information. On the basis of these considerations, together with the other information it considered, the Board determined that the management fees to be received by TAM under the Investment Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration and other services, to each Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Funds benefited from these economies of scale. The Board considered each Fund’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Funds through investments in capabilities and services. The Board Members concluded that each Fund’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether each Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

INVESTMENT ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Benefits to TAM or its Affiliates from their Relationships with the Funds

The Board considered any other benefits derived by TAM and its affiliates from their relationship with the Funds. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Funds.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the renewal of each Investment Advisory Agreement is in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each Investment Advisory Agreement.

Transamerica Asset Allocation Variable Funds		Semi-Annual Report 2012

Transamerica Partners Portfolios

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Schedules of Investments Composition

At June 30, 2012

(the following charts summarize the Schedule of Investments of each portfolio by asset type)

(unaudited)

Transamerica Partners Money Market Portfolio	% of Net Assets
Short-Term U.S. Government Obligations	26.9%
Certificate of Deposit	18.8
Commercial Paper	14.1
Repurchase Agreements	11.6
U.S. Government Agency Obligations	10.8
U.S. Government Obligations	9.7
Short-Term Foreign Government Obligation	2.4
Foreign Government Obligation	1.9
Other Assets and Liabilities - Net	3.8

Total	100.0%

Transamerica Partners High Quality Bond Portfolio	% of Net Assets
Corporate Debt Securities	38.4%
Asset-Backed Securities	25.6
Mortgage-Backed Securities	17.4
U.S. Government Obligations	8.3
Securities Lending Collateral	6.0
Repurchase Agreement	3.9
U.S. Government Agency Obligations	3.6
Foreign Government Obligations	2.2
Other Assets and Liabilities - Net	(5.4)

Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio	% of Net Assets
U.S. Government Obligations	95.9%
Securities Lending Collateral	4.1
Foreign Government Obligations	2.6
Structured Notes Debt	0.4
Short-Term Investment Company	0.2
Purchased Swaptions	0.1
Mortgage-Backed Security	0.0	(A)
Purchased Options	0.0	(A)
Other Assets and Liabilities - Net(B)	(3.3)

Total	100.0%

Transamerica Partners Core Bond Portfolio	% of Net Assets
U.S. Government Agency Obligations	44.1%
Corporate Debt Securities	29.4
U.S. Government Obligations	15.3
Mortgage-Backed Securities	11.6
Securities Lending Collateral	10.4
Asset-Backed Securities	8.0
Foreign Government Obligations	3.2
Short-Term Investment Company	0.9
Preferred Corporate Debt Securities	0.6
Structured Notes Debt	0.5
Municipal Government Obligations	0.3
Preferred Stocks	0.2
Purchased Swaptions	0.0	(A)
Purchased Options	0.0	(A)
Warrant	0.0	(A)
Other Assets and Liabilities - Net(B)	(24.5)

Total	100.0%

Transamerica Partners High Yield Bond Portfolio	% of Net Assets
Corporate Debt Securities	87.1%
Loan Assignments	6.3
Repurchase Agreement	5.4
Structured Notes Debt	0.8
Common Stocks	0.4
Preferred Stock	0.3
Convertible Preferred Stock	0.1
Warrants	0.0	(A)
Right	0.0	(A)
Preferred Corporate Debt Security	0.0	(A)
Convertible Bond	0.0	(A)
Investment Company	0.0	(A)
Other Assets and Liabilities - Net	(0.4)

Total	100.0%

Transamerica Partners Balanced Portfolio	% of Net Assets
Common Stocks	58.7%
Securities Lending Collateral	18.7
U.S. Government Agency Obligations	17.5
Corporate Debt Securities	11.9
U.S. Government Obligations	5.1
Mortgage-Backed Securities	4.8
Asset-Backed Securities	2.8
Foreign Government Obligations	1.2
Short-Term Investment Company	0.9
Repurchase Agreement	0.7
Preferred Corporate Debt Securities	0.3
Structured Notes Debt	0.2
Short-Term U.S. Government Obligation	0.1
Preferred Stocks	0.1
Municipal Government Obligations	0.1
Warrants	0.0	(A)
Purchased Options	0.0	(A)
Other Assets and Liabilities - Net(B)	(23.1)

Total	100.0%

Transamerica Partners Large Value Portfolio	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	4.6
Repurchase Agreement	1.7
Other Assets and Liabilities - Net	(4.6)

Total	100.0%

Transamerica Partners Large Core Portfolio	% of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	8.9
Repurchase Agreement	1.5
Other Assets and Liabilities - Net	(8.9)

Total	100.0%

Transamerica Partners Large Growth Portfolio	% of Net Assets
Common Stocks	97.4%
Securities Lending Collateral	6.1
Repurchase Agreement	2.1
Other Assets and Liabilities - Net	(5.6)

Total	100.0%

Transamerica Partners Portfolios	Semi-Annual Report 2012

Schedules of Investments Composition (continued)

At June 30, 2012

(the following charts summarize the Schedule of Investments of each portfolio by asset type)

(unaudited)

Transamerica Partners Mid Value Portfolio	% of Net Assets
Common Stocks	96.3%
Securities Lending Collateral	11.2
Repurchase Agreement	3.3
Other Assets and Liabilities - Net	(10.8)

Total	100.0%

Transamerica Partners Mid Growth Portfolio	% of Net Assets
Common Stocks	99.6%
Securities Lending Collateral	25.5
Repurchase Agreement	1.4
Other Assets and Liabilities - Net	(26.5)

Total	100.0%

Transamerica Partners Small Value Portfolio	% of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	25.6
Repurchase Agreement	2.2
Other Assets and Liabilities - Net	(25.1)

Total	100.0%

Transamerica Partners Small Core Portfolio	% of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	25.7
Repurchase Agreement	2.4
Short-Term U.S. Government Obligation	0.1
Other Assets and Liabilities - Net(B)	(25.5)

Total	100.0%

Transamerica Partners Small Growth Portfolio	% of Net Assets
Common Stocks	96.4%
Securities Lending Collateral	25.7
Repurchase Agreement	4.4
Warrant	0.0	(A)
Other Assets and Liabilities - Net	(26.5)

Total	100.0%

Transamerica Partners International Equity Portfolio	% of Net Assets
Common Stocks	94.1%
Securities Lending Collateral	9.8
Repurchase Agreement	3.4
Preferred Stock	1.7
Other Assets and Liabilities - Net(B)	(9.0)

Total	100.0%

(A)	Amount rounds to less than 0.1%.
(B)	The other Assets and Liabilities – Net category may include, but is not limited to Forward Foreign Currency contracts, Futures contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2012

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲ - 14.1%
Commercial Banks - 3.9%
Commonwealth Bank of Australia
0.21%, 08/21/2012 - 144A	$22,600	$22,594
KFW
0.22%, 08/13/2012 - 144A	13,050	13,046
Consumer Finance - 1.4%
John Deere Capital Corp.
0.14%, 07/19/2012 - 144A	13,200	13,199
Diversified Financial Services - 1.6%
Nordea North America, Inc.
0.29%, 08/22/2012	14,650	14,644
Household Products - 2.3%
Procter & Gamble Co.
0.10%, 07/06/2012 - 144A	8,550	8,550
0.12%, 07/11/2012 - 144A	12,300	12,299
Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp.
0.11%, 08/13/2012 - 144A	12,350	12,348
Pharmaceuticals - 3.6%
Novartis Securities Investment, Ltd.
0.16%, 08/14/2012 - 144A	8,650	8,648
0.18%, 07/09/2012 - 144A	12,350	12,350
Sanofi
0.19%, 09/13/2012 - 144A	12,250	12,245

Total Commercial Paper (cost $129,923)		129,923

CERTIFICATES OF DEPOSIT ▲ - 18.8%
Commercial Banks - 18.8%
Bank of Montreal
0.40%, 09/26/2012 *	11,100	11,100
Bank of Nova Scotia
0.18%, 07/13/2012	18,500	18,500
Barclays
0.20%, 07/18/2012 *	15,050	15,050
HSBC Bank PLC
0.31%, 09/24/2012 - 144A	22,650	22,649
National Australia Bank, Ltd.
0.29%, 10/29/2012	18,450	18,450
Royal Bank of Canada
0.46%, 04/10/2013 *	12,350	12,350
Standard Chartered Bank
0.29%, 09/10/2012 *	18,150	18,150
Svenska Handelsbanken AB
0.03%, 08/03/2012	10,750	10,750
0.27%, 07/10/2012	11,000	11,000
Toronto Dominion Bank
0.21%, 09/18/2012	14,900	14,900
Westpac Banking Corp.
0.47%, 02/11/2013 *	20,850	20,850

Total Certificates of Deposit (cost $173,749)		173,749

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION ▲ - 2.4%
IADB Discount Notes
0.09%, 07/03/2012	21,950	21,950
Total Short-Term Foreign Government Obligation (cost $21,950)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ▲ - 26.9%
Fannie Mae
0.10%, 08/20/2012	12,350	12,348
0.12%, 09/12/2012	22,400	22,394

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
Freddie Mac
0.08%, 08/07/2012	$21,050	$21,048
0.09%, 07/23/2012	11,700	11,699
0.11%, 07/05/2012 - 08/22/2012	88,550	88,544
0.12%, 07/06/2012 - 08/14/2012	38,750	38,748
0.13%, 08/01/2012 - 10/25/2012	16,650	16,646
0.14%, 09/19/2012	6,250	6,248
U.S. Treasury Bill
0.12%, 08/23/2012	19,050	19,047
0.15%, 09/13/2012	12,300	12,296

Total Short-Term U.S. Government Obligations (cost $249,018)		249,018

FOREIGN GOVERNMENT OBLIGATION - 1.9%
International Bank for Reconstruction & Development 0.80%, 07/13/2012	17,600	17,604
Total Foreign Government Obligation (cost $17,604)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
Fannie Mae
0.24%, 07/26/2012 *	27,200	27,204
0.27%, 10/18/2012 *	7,550	7,553
0.63%, 09/24/2012	23,100	23,127
Freddie Mac
0.16%, 08/22/2012	12,350	12,350
0.63%, 10/30/2012	17,250	17,277
1.13%, 07/27/2012	12,600	12,609

Total U.S. Government Agency Obligations (cost $100,120)		100,120

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury Note
0.38%, 08/31/2012	25,300	25,311
0.50%, 11/30/2012	24,850	24,886
0.63%, 07/31/2012	29,250	29,263
1.38%, 09/15/2012	10,250	10,276

Total U.S. Government Obligations (cost $89,736)		89,736

REPURCHASE AGREEMENTS - 11.6%
Barclays Bank PLC 0.15% ▲, dated 06/29/2012, to be repurchased at $33,900 on 07/02/2012. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2019, and with a value of $34,578.	33,900	33,900
Deutsche Bank AG 0.15% ▲, dated 06/29/2012, to be repurchased at $7,700 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 0.50%, due 08/09/2013, and with a value of $7,855.	7,700	7,700
Goldman Sachs 0.14% ▲, dated 06/29/2012, to be repurchased at $19,300 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 06/14/2017, and with a value of $19,687.	19,300	19,300
HSBC Bank USA 0.13% ▲, dated 06/29/2012, to be repurchased at $26,860 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 0.63% - 5.38%, due 09/24/2012 - 04/11/2016, and with a total value of $27,402.	26,860	26,860

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase & Co. 0.13%, dated 06/29/2012, to be repurchased at $19,200 on 07/02/2012. Collateralized by a U.S. Government Obligation, 1.38%, due 02/28/2019, and with a value of $19,589.	$19,200	$19,200
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $5 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $6.	5	5

Total Repurchase Agreements (cost $106,965)		106,965

Total Investment Securities (cost $889,065) Õ		889,065
Other Assets and Liabilities - Net		35,084

Net Assets		$924,149

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 06/29/2012.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $889,065.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $137,928, or 14.92% of the portfolio’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Certificates of Deposit	$—	$173,749	$—	$173,749
Commercial Paper	—	129,923	—	129,923
Foreign Government Obligation	—	17,604	—	17,604
Repurchase Agreements	—	106,965	—	106,965
Short-Term Foreign Government Obligation	—	21,950	—	21,950
Short-Term U.S. Government Obligations	—	249,018	—	249,018
U.S. Government Agency Obligations	—	100,120	—	100,120
U.S. Government Obligations	—	89,736	—	89,736
Total	$—	$889,065	$—	$889,065

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury Inflation Indexed Note 1.25%, 04/15/2014	$3,804	$3,928
U.S. Treasury Note 0.25%, 03/31/2014 - 04/30/2014	19,000	18,978
0.25%, 05/31/2014 ^	11,000	10,986

Total U.S. Government Obligations (cost $33,911)		33,892

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
Fannie Mae
2.50%, 05/15/2014	950	988
4.00%, 07/25/2033	8	9
5.50%, 12/01/2022	577	634
6.00%, 07/01/2014 - 09/01/2014	89	92
Freddie Mac
3.38%, 03/15/2018	1,427	1,469
4.00%, 09/15/2017	157	159
5.50%, 04/01/2017	205	223
6.00%, 10/15/2021	285	287
6.50%, 02/01/2013 - 04/01/2013	14	14
Ginnie Mae
5.59%, 11/20/2059	4,130	4,561
5.65%, 06/20/2059	4,882	5,428
5.75%, 12/15/2022	662	737

Total U.S. Government Agency Obligations (cost $14,296)		14,601

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Province of Ontario Canada 2.30%, 05/10/2016 ^	4,795	5,003
Province of Quebec Canada 4.88%, 05/05/2014 ^	3,650	3,940

Total Foreign Government Obligations (cost $8,819)		8,943

MORTGAGE-BACKED SECURITIES - 17.4%
CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.76%, 04/15/2044 - 144A	3,000	3,199
Commercial Mortgage Pass-Through Certificates Series 2001-J2A, Class B 6.30%, 07/16/2034 - 144A	2,425	2,433
Series 2006-C8, Class A3 5.31%, 12/10/2046	5,690	5,827
Series 2012-9W57, Class A 2.37%, 02/10/2029 - 144A	4,050	4,143
Credit Suisse Mortgage Capital Certificates Series 2007-C5, Class A2 5.59%, 09/15/2040	2,469	2,468
CW Capital Cobalt, Ltd. Series 2006-C1, Class A2 5.17%, 08/15/2048	266	267
DBUBS Mortgage Trust Series 2011-LC1A, Class A1 3.74%, 11/10/2046 - 144A	4,374	4,686
Series 2011-LC3A, Class A2 3.64%, 08/10/2044	1,400	1,509
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2 5.51%, 04/10/2038 *	411	413
Series 2006-GG6, Class AAB 5.59%, 04/10/2038 *	3,358	3,554

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II (continued) Series 2006-GG8, Class AAB 5.54%, 11/10/2039	$4,076	$4,282
Series 2007-GG10, Class AAB 5.98%, 08/10/2045 *	5,010	5,271
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A2 6.05%, 04/15/2045 *	115	115
Series 2007-C1, Class A3 5.79%, 02/15/2051	7,000	7,289
LB-UBS Commercial Mortgage Trust Series 2003-C7, Class A3 4.56%, 09/15/2027 *	4,459	4,474
Series 2005-C7, Class A2 5.10%, 11/15/2030	126	127
Series 2006-C4, Class AAB 6.04%, 06/15/2032 *	3,132	3,257
Series 2006-C7, Class A2 5.30%, 11/15/2038	1,384	1,407
Series 2007-C2, Class A2 5.30%, 02/15/2040	592	592
Merrill Lynch Mortgage Trust Series 2005-MKB2, Class A2 4.81%, 09/12/2042	806	805
Series 2006-C1, Class A2 5.80%, 05/12/2039 *	442	452
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 6.13%, 08/12/2049 *	1,698	1,771
Sequoia Mortgage Trust Series 2012-2, Class A2 3.50%, 04/25/2042 *	1,217	1,249
Wachovia Bank Commercial Mortgage Trust Series 2003-C9, Class A3 4.61%, 12/15/2035	437	440
Series 2007-C30, Class A3 5.25%, 12/15/2043	1,751	1,814
Series 2007-C30, Class APB 5.29%, 12/15/2043	4,779	4,953
Series 2007-C33, Class A3 6.10%, 02/15/2051 *	4,300	4,523

Total Mortgage-Backed Securities (cost $70,621)		71,320

ASSET-BACKED SECURITIES - 25.6%
AmeriCredit Automobile Receivables Trust Series 2009-1, Class B 9.79%, 04/15/2014	1,000	1,043
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15%, 03/20/2017 - 144A	2,000	2,099
BMW Vehicle Owner Trust Series 2010-A, Class A4 2.10%, 10/25/2016	4,000	4,057
CarMax Auto Owner Trust Series 2010-2, Class A3 1.41%, 02/16/2015	2,831	2,844
CenterPoint Energy Transition Bond Co., LLC Series 2009-1, Class A1 1.83%, 02/15/2016	3,105	3,159

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)

ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust Series 2012-A3, Class A3 0.79%, 06/15/2017	$3,000	$3,001
Citibank Credit Card Issuance Trust Series 2009-A4, Class A4 4.90%, 06/23/2016	2,100	2,276
CNH Equipment Trust Series 2009-B, Class A4 5.17%, 10/15/2014	1,082	1,092
Series 2009-C, Class A4 3.00%, 08/17/2015	2,172	2,198
Series 2009-C, Class B 4.98%, 04/15/2016	500	513
Series 2010-A, Class B 4.04%, 09/15/2016	2,175	2,258
Series 2010-B, Class A4 1.74%, 01/17/2017	4,400	4,457
Series 2011-B, Class A4 1.29%, 09/15/2017	3,495	3,507
Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 1.00%, 02/01/2016	1,391	1,417
Ford Credit Auto Owner Trust Series 2010-A, Class A3 1.32%, 06/15/2014	1,032	1,035
Series 2010-B, Class A4 1.58%, 09/15/2015	2,725	2,761
Series 2010-B, Class B 2.54%, 02/15/2016	5,500	5,700
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class A1 1.50%, 09/15/2015	2,000	2,019
GE Capital Credit Card Master Note Trust Series 2012-1, Class A 1.03%, 01/15/2018	4,400	4,426
Series 2012-5, Class B 1.51%, 06/15/2018	1,850	1,850
GE Equipment Midticket LLC Series 2009-1, Class A4 3.13%, 11/16/2020	2,415	2,432
GE Equipment Transportation LLC Series 2011-1, Class A4 1.33%, 05/20/2019	1,000	1,005
Honda Auto Receivables Owner Trust Series 2009-2, Class A4 4.43%, 08/15/2012	1,634	1,645
Series 2010-1, Class A3 1.25%, 10/21/2013	541	542
Huntington Auto Trust Series 2011-1A, Class A4 1.31%, 11/15/2016 - 144A	2,000	2,025
Series 2011-1A, Class B 1.84%, 01/17/2017 - 144A	1,500	1,514
Hyundai Auto Receivables Trust Series 2010-B, Class A4 1.63%, 03/15/2017	2,000	2,040
Series 2011-A, Class A4 1.78%, 12/15/2015	3,000	3,061
Macquarie Equipment Funding Trust Series 2011-A, Class A3 1.91%, 04/20/2017 - 144A	1,800	1,818

	Principal (000’s)	Value (000’s)

ASSET-BACKED SECURITIES (continued)
Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4 4.40%, 03/15/2015	$921	$938
MBNA Credit Card Master Note Trust Series 2004-B1, Class B1 4.45%, 08/15/2016	1,100	1,163
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3 1.42%, 08/15/2014	819	823
MMAF Equipment Finance LLC Series 2009-AA, Class A4 3.51%, 01/15/2030 - 144A	5,385	5,607
Series 2011-AA, Class A3 1.27%, 09/15/2015 - 144A	1,350	1,353
North Carolina State Education Assistance Authority Series 2011-2, Class A1 0.92%, 10/26/2020 *	1,174	1,164
Railcar Leasing LLC Series 1, Class A2 7.13%, 01/15/2013 - 144A ə	2,067	2,104
Toyota Auto Receivables Owner Trust Series 2010-A, Class A3 1.27%, 12/16/2013	1,249	1,252
USAA Auto Owner Trust Series 2009-2, Class A4 2.53%, 06/17/2013	1,005	1,017
Series 2010-1, Class A3 1.30%, 06/16/2014	569	570
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4 2.14%, 08/22/2016	1,870	1,894
Series 2011-1, Class A3 1.22%, 06/22/2015	3,250	3,272
World Financial Network Credit Card Master Trust Series 2009-B, Class A 3.79%, 05/15/2016	2,450	2,454
Series 2009-D, Class A 4.66%, 05/15/2017	1,250	1,299
Series 2010-A, Class A 3.96%, 04/15/2019	4,750	5,135
World Omni Auto Receivables Trust Series 2010-A, Class A4 2.21%, 09/15/2013	2,200	2,231
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3 1.49%, 10/15/2014	3,750	3,772
Series 2012-A, Class B 1.49%, 02/15/2018	865	866

Total Asset-Backed Securities (cost $103,915)		104,708

CORPORATE DEBT SECURITIES - 38.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 2.13%, 09/15/2016	1,320	1,351
Beverages - 3.1%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 03/26/2013	4,700	4,765
Bottling Group LLC 6.95%, 03/15/2014	4,210	4,653

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Beverages (continued)
Diageo Finance BV 5.50%, 04/01/2013	$3,320	$3,442
Capital Markets - 3.3%
Credit Suisse 5.50%, 05/01/2014	4,230	4,484
Goldman Sachs Group, Inc. 3.63%, 02/07/2016	3,005	3,005
Morgan Stanley 0.77%, 01/09/2014 * ^	6,100	5,802
Chemicals - 0.7%
Airgas, Inc. 4.50%, 09/15/2014 ^	2,591	2,769
Commercial Banks - 5.2%
Bank of Nova Scotia
1.51%, 01/12/2015 *	3,875	3,933
2.55%, 01/12/2017 ^	3,460	3,595
KFW 1.00%, 01/12/2015 ^	1,250	1,262
PNC Funding Corp. 2.70%, 09/19/2016	4,175	4,327
Wells Fargo Bank NA - Series AI 4.75%, 02/09/2015	5,000	5,358
Westpac Banking Corp. 2.25%, 11/19/2012	2,355	2,371
Consumer Finance - 3.9%
American Express Credit Corp. 1.32%, 06/24/2014 * ^	4,345	4,372
2.38%, 03/24/2017	3,305	3,387
Capital One Financial Corp. 2.13%, 07/15/2014	2,195	2,214
Caterpillar Financial Services Corp. 1.38%, 05/20/2014	1,410	1,427
HSBC Finance Corp. 6.38%, 11/27/2012 ^	1,750	1,787
John Deere Capital Corp. 5.25%, 10/01/2012	2,875	2,910
Diversified Consumer Services - 1.6%
Yale University 2.90%, 10/15/2014	6,250	6,587
Diversified Financial Services - 7.8%
Bank of America Corp. 4.90%, 05/01/2013 ^	3,025	3,093
Citigroup, Inc. 5.50%, 10/15/2014	4,625	4,897
CME Group, Inc. 5.40%, 08/01/2013	2,275	2,387
Ford Motor Credit Co., LLC 3.98%, 06/15/2016 - 144A	1,750	1,802
4.21%, 04/15/2016 - 144A	2,060	2,139
General Electric Capital Corp. 1.63%, 07/02/2015	7,700	7,716
JPMorgan Chase & Co. 3.45%, 03/01/2016	5,610	5,815
NYSE Euronext 4.80%, 06/28/2013	3,670	3,816
Electric Utilities - 1.6%
Hydro Quebec 2.00%, 06/30/2016	4,160	4,307
Public Service Electric & Gas Co. 5.13%, 09/01/2012 ^	2,365	2,382
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 3.25%, 05/18/2015	1,100	1,158

	Principal (000’s)	Value (000’s)
Household Products - 0.9%
Procter & Gamble Co. 1.38%, 08/01/2012	$3,870	$3,872
Insurance - 3.5%
Berkshire Hathaway, Inc. 3.20%, 02/11/2015	2,465	2,617
Metropolitan Life Global Funding I 2.50%, 09/29/2015 - 144A	7,285	7,467
5.13%, 06/10/2014 - 144A	430	461
New York Life Global Funding 5.38%, 09/15/2013 - 144A	3,745	3,940
Machinery - 0.6%
Caterpillar, Inc. 1.38%, 05/27/2014	2,365	2,395
Media - 0.7%
Comcast Corp. 5.30%, 01/15/2014	2,600	2,766
Office Electronics - 0.8%
Xerox Corp. 8.25%, 05/15/2014	3,005	3,351
Oil, Gas & Consumable Fuels - 1.9%
Shell International Finance BV 4.00%, 03/21/2014 ^	4,025	4,261
Total Capital Canada, Ltd. 1.63%, 01/28/2014 ^	1,960	1,991
Total Capital SA 3.00%, 06/24/2015	1,500	1,592
Pharmaceuticals - 0.5%
Novartis Capital Corp. 4.13%, 02/10/2014	2,015	2,127
Real Estate Investment Trusts - 0.2%
Boston Properties, LP 6.25%, 01/15/2013	776	797
Wireless Telecommunication Services - 1.5%
ALLTEL Corp. 7.00%, 07/01/2012	6,150	6,150

Total Corporate Debt Securities (cost $154,074)		157,100

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	24,456,288	24,456
Total Securities Lending Collateral (cost $24,456)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $16,084 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $16,408.	$16,084	16,084
Total Repurchase Agreement (cost $16,084)

Total Investment Securities (cost $426,176) Õ		431,104
Other Assets and Liabilities - Net		(22,215)

Net Assets		$408,889

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $23,952.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2,104, or 0.51% of the portfolio’s net assets.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $426,176. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,107 and $1,179, respectively. Net unrealized appreciation for tax purposes is $4,928.

DEFINITION (all amounts in thousands):

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $46,790, or 11.44% of the portfolio’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$104,708	$—	$104,708
Corporate Debt Securities	—	157,100	—	157,100
Foreign Government Obligations	—	8,943	—	8,943
Mortgage-Backed Securities	—	71,320	—	71,320
Repurchase Agreement	—	16,084	—	16,084
Securities Lending Collateral	24,456	—	—	24,456
U.S. Government Agency Obligations	—	14,601	—	14,601
U.S. Government Obligations	—	33,892	—	33,892

Total	$24,456	$406,648	$—	$431,104

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 95.9%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 ^	$10,324	$10,830
1.75%, 01/15/2028	10,832	13,572
2.00%, 01/15/2026	3,703	4,726
2.13%, 02/15/2040 - 02/15/2041	18,866	26,851
2.38%, 01/15/2025 - 01/15/2027	26,097	34,548
2.50%, 01/15/2029	7,565	10,498
3.38%, 04/15/2032	922	1,485
3.63%, 04/15/2028	10,461	16,138
3.88%, 04/15/2029	11,866	19,173
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022	68,702	71,757
0.13%, 04/15/2017 ^	7,886	8,325
0.50%, 04/15/2015	23,304	24,197
0.63%, 07/15/2021	14,326	15,956
1.13%, 01/15/2021	3,402	3,915
1.25%, 04/15/2014 a	13,739	14,185
1.38%, 01/15/2020 g	4,976	5,785
1.63%, 01/15/2015	2,638	2,804
1.88%, 07/15/2013	7,001	7,170
1.88%, 07/15/2015	6,659	7,241
1.88%, 07/15/2019 g	3,555	4,252
2.00%, 01/15/2014 - 01/15/2016	14,458	15,324
2.13%, 01/15/2019	5,191	6,211
2.38%, 01/15/2017 g	3,416	3,943
2.50%, 07/15/2016	10,119	11,584
2.63%, 07/15/2017	616	732

Total U.S. Government Obligations (cost $320,893)		341,202

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR1,112	1,422
1.75%, 04/15/2020	3,859	5,603
Hellenic Republic Government Bond
0.00%, 10/15/2042 *	366	2
2.00%, 02/24/2023 - 02/24/2042 *	366	62
International Bank for Reconstruction & Development CPI	$315	313
2.09%, 12/10/2013 *
Italy Buoni Poliennali del Tesoro
2.15%, 09/15/2014	EUR1,245	1,534

Total Foreign Government Obligations (cost $9,339)		8,936

MORTGAGE-BACKED SECURITY - 0.0% ¥
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041	$154	154
Total Mortgage-Backed Security (cost $147)
STRUCTURED NOTES DEBT - 0.4%
Consumer Finance - 0.2%
SLM Corp. CPI
4.23%, 01/31/2014 * ^	900	883
Diversified Financial Services - 0.2%
Bear Stearns Cos., LLC CPI
5.37%, 03/10/2014 *	649	657

Total Structured Notes Debt (cost $1,492)		1,540

	Shares	Value (000’s)
SHORT-TERM INVESTMENT COMPANY - 0.2%
Capital Markets - 0.2%
BlackRock Provident TempFund 24	723,492	$723
Total Short-Term Investment Company (cost $723)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
10-Year U.S. Treasury Note Future	$90	10
Call Strike $131.00
Expires 07/27/2012
USD vs. JPY	3,565	2
Call Strike $100.00
Expires 03/28/2013 ə

Total Purchased Options (cost $82)		12

PURCHASED SWAPTIONS - 0.1%
Call Options - 0.1%
If exercised the Series receives floating
3 month LIBOR, and pays 2.50%,
European Style	3,200	428
Expires 06/08/2022
If exercised the Series receives floating
3 month LIBOR, and pays 2.60%,
European Style	4,400	4
Expires 09/19/2012
If exercised the Series receives floating
3 month LIBOR, and pays 3.90%,
European Style	3,600	17
Expires 09/19/2013

Total Purchased Swaptions (cost $601)		449

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.19% ▲	14,757,146	14,757
Total Securities Lending Collateral (cost $14,757)

Total Investment Securities (cost $348,034) Õ		367,773
Other Assets and Liabilities - Net		(11,728)

Net Assets		$356,045

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - (0.0%) ¥
Call Options - (0.0%) ¥
Eurostat Eurozone HICP Ex Tobacco
Unrevised Series NSA	EUR(1,070)	$(56)
Call Strike $2.50
Expires 04/26/2022
Put Options - (0.0%) ¥
10-Year U.S. Treasury Note Future	$(90)	(3)
Put Strike $129.50
Expires 07/27/2012

Total Written Options (premiums: $(103))		(59)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums Received (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Receive	1.25%	06/27/2014	$(4,500)	$(47)	$(39)
Call - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Receive	2.15	09/09/2013	(3,600)	(81)	(132)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	2.25	06/27/2014	(4,500)	(47)	(55)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	2.85	09/19/2012	(4,400)	(74)	(1)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	4.50	06/08/2022	(3,200)	(150)	(206)

							$(399)	$(433)

SWAP AGREEMENTS: p

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	0.47%	05/10/2022	DUB	USD	$5,000	$1,209	$291	$918
U.S. CPI Urban Consumers NAS	1.00	10/25/2020	MYC	USD	2,495	4	¿	4
U.S. CPI Urban Consumers NAS	1.00	06/23/2021	DUB	USD	4,345	154	¿	154

						$1,367	$291	$1,076

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Received (000’s)		Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.14%	04/23/2017	DUB	USD	$11,800	$(112)	$	¿	$(112)
3-Month USD-LIBOR	2.05	02/16/2022	DUB	USD	3,500	(97)		¿	(97)
U.S. CPI Urban Consumers NAS	1.84	10/25/2015	MYC	USD	4,730	81		¿	81

						$(128)	$	¿	$(128)

FUTURES CONTRACTS: e

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Long	263	09/19/2012	$(47)
2-Year U.S. Treasury Note	Short	(26)	09/28/2012	2
30-Year U.S. Treasury Bond	Short	(132)	09/19/2012	(81)
3-Month EURIBOR	Long	117	09/15/2014	159
5-Year U.S. Treasury Note	Long	234	09/28/2012	39
German Euro Bund	Long	36	08/24/2012	(16)
German Euro Bund	Short	(55)	09/06/2012	205
Ultra Long U.S. Treasury Bond	Short	(67)	09/19/2012	(74)

				$187

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)

Euro	RBS	(180)	07/25/2012	$(225)	$(3)
Euro	CITI	(8,708)	07/25/2012	(11,495)	473
Euro	RBS	(1,200)	07/25/2012	(1,511)	(7)
Euro	JPM	(2,427)	07/25/2012	(3,158)	87
Euro	UBS	132	07/25/2012	166	1
Euro	UBS	4,710	07/25/2012	5,869	93
Euro	CITI	130	07/25/2012	171	(7)
Euro	UBS	1,285	07/25/2012	1,616	10
Euro	JPM	(1,630)	08/20/2012	(2,146)	82
Japanese Yen	JPM	(142,380)	09/04/2012	(1,776)	(7)
Japanese Yen	RBS	(362,391)	09/04/2012	(4,642)	104

					$826

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures(1) (000’s)

CITI	$334	$(723)	$(389)
DUB	853	131	984
JPM	162	—	162
MYC	85	—	85
RBS	94	—	94
UBS	104	—	104

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $14,459.
g	A portion of these securities in the amount of $943 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
a	A portion of this security in the amount of $131 has been segregated as collateral with the broker for open swap contracts and/or written swaptions.
p	Securities with an aggregate market value of $723 have been pledged by the broker as collateral for open swap contracts and/or written swaptions.
e	Cash in the amount of $149 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
¥	Percentage rounds to less than 0.1%.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2, or less than 0.01% of the portfolio’s net assets.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $348,034. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,198 and $1,459, respectively. Net unrealized appreciation for tax purposes is $19,739.
t	Amount is less than 1.

DEFINITIONS:

CITI	Citibank N.A.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
HICP	Harmonized Index of Consumer Prices
JPM	JPMorgan Chase
LIBOR	London Interbank Offered Rate
MYC	Morgan Stanley Capital Services
OTC	Over the Counter
RBS	Royal Bank of Scotland
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Foreign Government Obligations	$—	$8,936	$—	$8,936
Mortgage-Backed Security	—	154	—	154
Purchased Options	10	2	—	12
Purchased Swaptions	—	449	—	449
Securities Lending Collateral	14,757	—	—	14,757
Short-Term Investment Company	723	—	—	723
Structured Notes Debt	—	1,540	—	1,540
U.S. Government Obligations	—	341,202	—	341,202

Total	$15,490	$352,283	$—	$367,773

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Written Options	$—	$(59)	$—	$(59)
Written Swaptions	—	(433)	—	(433)

Total	$—	$(492)	$—	$(492)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$405	$—	$—	$405
Futures Contracts - Depreciation	(218)	—	—	(218)
Forward Foreign Currency Contracts - Appreciation	—	850	—	850
Forward Foreign Currency Contracts - Depreciation	—	(24)	—	(24)
Interest Rate Swaps - Appreciation	—	1,157	—	1,157
Interest Rate Swaps - Depreciation	—	(209)	—	(209)

Total	$187	$1,774	$—	$1,961

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 15.3%
U.S. Treasury Bond
3.00%, 05/15/2042 a ^	$50,905	$53,315
3.13%, 02/15/2042 ^	21,225	22,797
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 g ^	5,426	5,692
2.13%, 02/15/2041	6,796	9,700
U.S. Treasury Note
0.25%, 05/31/2014 a ^	5,300	5,293
0.38%, 06/15/2015 a	26,005	25,983
0.63%, 05/31/2017	4,835	4,813
0.75%, 06/30/2017	4,755	4,760
1.00%, 06/30/2019	9,735	9,657
1.13%, 05/31/2019 ^	9,785	9,800
1.75%, 05/15/2022 a ^	87,640	88,352

Total U.S. Government Obligations (cost $239,599)		240,162

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.1%
Fannie Mae
1.95%, 10/09/2019 ▲	5,460	4,426
2.24%, 01/01/2035 *	55	58
2.26%, 08/01/2034 *	25	27
2.64%, 08/01/2035 *	147	156
3.09%, 03/01/2041 *	1,476	1,545
3.15%, 03/01/2041 *	1,818	1,898
3.31%, 12/01/2040 *	3,148	3,318
3.33%, 06/01/2041 *	2,924	3,077
3.48%, 09/01/2041 *	2,096	2,208
3.50%, 11/01/2026 - 06/01/2042	85,869	90,727
4.00%, 02/01/2025 - 07/01/2042	114,620	123,093
4.50%, 02/01/2025 - 06/01/2041	121,466	130,913
4.63%, 05/01/2013	10,200	10,563
5.00%, 09/01/2033 - 12/01/2035	23,507	25,604
5.25%, 08/01/2012	5,040	5,060
5.50%, 07/01/2014 - 08/01/2037	9,798	10,758
5.69%, 08/01/2037 *	14	15
6.00%, 02/01/2034 - 10/01/2040	35,210	39,270
6.50%, 05/01/2040	14,296	16,141
7.00%, 01/01/2015 - 09/01/2016	86	92
Fannie Mae, TBA
3.50%	15,700	16,502
4.50%	5,800	6,216
5.00%	4,700	5,086
5.50%	6,100	6,651
6.00%	35,500	39,005
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/2017 - 144A	900	1,059
Freddie Mac
2.18%, 05/01/2037 *	164	172
2.31%, 04/01/2037 *	289	307
2.32%, 02/01/2037 *	64	67
2.63%, 12/01/2034	34	36
2.87%, 12/25/2021	7,850	8,195
2.87%, 05/01/2037 *	143	153
3.04%, 02/01/2041 *	2,226	2,331
3.97%, 01/25/2021 *	3,740	4,194

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
4.75%, 09/01/2035 *		$3,579	$3,789
5.00%, 03/01/2038		20,400	21,955
5.50%, 06/15/2015 - 01/01/2040		2,601	2,744
5.50%, 01/01/2038 *		577	620
5.63%, 06/13/2016		9,195	10,597
5.96%, 09/01/2037 *		116	127
6.00%, 09/01/2013 - 05/01/2031		1,552	1,735
Freddie Mac, IO
1.70%, 12/25/2018 *		10,278	848
Freddie Mac, TBA
4.50%		1,400	1,495
FREMF Mortgage Trust
4.16%, 11/25/2044 - 144A *		680	590
Ginnie Mae
6.50%, 12/20/2031		41	47
Ginnie Mae, TBA
4.00%		13,800	15,070
4.50%		25,500	27,878
5.00%		27,500	30,258
Resolution Funding Corp., Interest STRIPS
1.43%, 07/15/2018 ▲		1,200	1,106
1.47%, 10/15/2018 ▲		1,200	1,101
Tennessee Valley Authority
5.25%, 09/15/2039		7,500	9,779
5.98%, 04/01/2036		440	615
U.S. Small Business Administration
4.50%, 02/01/2014		349	360

Total U.S. Government Agency Obligations (cost $676,953)			689,637

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2023	EUR	16,145	20,645
Poland Government International Bond 5.00%, 03/23/2022		$1,200	1,310
5.13%, 04/21/2021		1,465	1,620
Province of Manitoba Canada 1.75%, 05/30/2019		4,050	4,070
Republic of Brazil 7.13%, 01/20/2037		670	966
Republic of Peru 6.55%, 03/14/2037		380	517
Republic of Poland 6.38%, 07/15/2019		490	577
Republic of South Africa 5.50%, 03/09/2020		1,185	1,366
Republic of Turkey 5.63%, 03/30/2021		1,275	1,391
7.00%, 03/11/2019		1,010	1,174
Russian Federation 7.50%, 03/31/2030		5,889	7,070
South Africa Government International Bond 4.67%, 01/17/2024		1,060	1,147
Turkey Government International Bond 6.25%, 09/26/2022		1,670	1,891
United Mexican States 5.13%, 01/15/2020		3,605	4,227

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Mexican States (continued) 5.63%, 01/15/2017	$1,693	$1,970

Total Foreign Government Obligations (cost $49,436)		49,941

MORTGAGE-BACKED SECURITIES - 11.6%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2 1.09%, 02/25/2035 *	27	27
American Home Mortgage Assets LLC Series 2006-2, Class 2A1 0.44%, 09/25/2046 *	1,137	586
Banc of America Funding Corp. Series 2005-E, Class 4A1 2.65%, 03/20/2035 *	404	374
Banc of America Large Loan, Inc. Series 2010-HLTN, Class HLTN 1.99%, 11/15/2015 - 144A *	6,494	6,153
Series 2010-UB4, Class A4A 5.04%, 12/20/2041 - 144A *	3,510	3,686
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-1, Class AMFX 5.48%, 01/15/2049 *	245	250
Series 2007-3, Class A2 5.81%, 06/10/2049 *	715	719
Series 2007-3, Class A4 5.81%, 06/10/2049 *	4,240	4,790
Banc of America Re-REMIC Trust Series 2011-07C1, Class A3A 5.38%, 11/15/2016 - 144A	1,000	1,068
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-8, Class 14A1 5.36%, 11/25/2034 *	2,055	1,725
Series 2005-1, Class 4A1 5.27%, 03/25/2035 *	2,284	2,153
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2 2.94%, 11/25/2034 *	134	92
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class AM 5.45%, 12/11/2040 *	610	637
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2 0.46%, 12/25/2046 *	1,078	196
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM 5.35%, 12/10/2046	2,050	2,095
Commercial Mortgage Pass-Through Certificates, IO Series 2012-CR1, Class XA 2.45%, 05/15/2045 *	21,134	2,918
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A 0.56%, 08/25/2035 *	1,915	996
Series 2005-36, Class 3A1 2.66%, 08/25/2035 *	203	127

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust (continued) Series 2005-51, Class 3A3A 0.56%, 11/20/2035 *	$1,645	$914
Series 2005-59, Class 1A1 0.57%, 11/20/2035 *	249	143
Series 2005-50CB, Class 1A1 5.50%, 11/25/2035	4,187	3,222
Series 2006-OA21, Class A1 0.43%, 03/20/2047 *	4,607	2,354
Series 2007-5CB, Class 1A31 5.50%, 04/25/2037	3,050	1,942
Countrywide Home Loan Mortgage Pass- Through Trust Series 2003-60, Class 1A1 3.07%, 02/25/2034 *	216	188
Series 2004-23, Class A 2.55%, 11/25/2034 *	122	68
Series 2004-R2, Class 1AF1 0.67%, 11/25/2034 - 144A *	62	49
Series 2005-3, Class 1A2 0.54%, 04/25/2035 *	349	220
Series 2006-OA5, Class 2A1 0.45%, 04/25/2036 *	1,924	1,023
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class A5 3.94%, 05/15/2038	13,117	13,311
Series 2004-AR5, Class 7A2 2.92%, 06/25/2034 *	473	459
Credit Suisse Mortgage Capital Certificates Series 2007-C2, Class A2 5.45%, 01/15/2049 *	754	763
Series 2011-4R, Class 5A1 5.15%, 05/27/2036 - 144A *	4,046	3,797
DBRR Trust Series 2011-C32, Class A3A 5.93%, 06/17/2049 - 144A *	1,500	1,689
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2007-1, Class 1A3B 0.39%, 08/25/2037 *	13,058	8,080
Deutsche Mortgage Securities, Inc. Series 2005-WF1, Class 1A3 5.25%, 06/26/2035 - 144A *	1,270	1,228
Extended Stay America Trust Series 2010-ESHA, Class B 4.22%, 11/05/2027 - 144A	6,121	6,180
Series 2010-ESHA, Class C 4.86%, 11/05/2027 - 144A	835	844
Series 2010-ESHA, Class D 5.50%, 11/05/2027 - 144A	360	363
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A8 0.62%, 02/25/2037 *	452	228
GMAC Mortgage Corp., Loan Trust Series 2003-AR2, Class 1A1 3.63%, 12/19/2033 *	35	34

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
GMAC Mortgage Corp., Loan Trust (continued) Series 2005-AR1, Class 3A 3.22%, 03/18/2035 *	$130	$115
Greenpoint Mortgage Funding Trust Series 2006-AR4, Class A1A 0.35%, 09/25/2046 *	¿	◆
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A3 4.57%, 08/10/2042	10,717	10,844
Series 2006-GG7, Class AJ 6.07%, 07/10/2038 *	1,270	1,127
GS Mortgage Securities Corp. II Series 2005-GG4, Class A4A 4.75%, 07/10/2039	3,175	3,428
Series 2007-GG10, Class A4 5.98%, 08/10/2045 *	3,430	3,807
GSR Mortgage Loan Trust Series 2005-AR1, Class 2A1 2.76%, 01/25/2035 *	2,637	2,313
Impac CMB Trust Series 2004-6, Class 1A1 1.05%, 10/25/2034 *	70	56
IndyMac INDA Mortgage Loan Trust Series 2006-AR2, Class 4A1 5.47%, 09/25/2036 *	2,174	1,644
Series 2007-AR7, Class 1A1 5.56%, 09/25/2037 *	680	537
IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 2A1A 0.55%, 07/25/2035 *	1,593	1,061
Series 2007-AR15, Class 2A1 4.83%, 08/25/2037 *	1,211	836
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8, Class A1A 4.16%, 01/12/2039 - 144A	1,428	1,472
Series 2004-LN2, Class A2 5.12%, 07/15/2041	3,470	3,683
Series 2006-CB14, Class AM 5.64%, 12/12/2044 *	1,420	1,444
Series 2007-CB18, Class A3 5.45%, 06/12/2047	3,352	3,535
Series 2007-LD11, Class ASB 6.01%, 06/15/2049 *	1,864	2,009
JPMorgan Chase Commercial Mortgage Securities Corp., IO Series 2012-CBX, Class XA 2.07%, 06/15/2045 *	9,950	1,135
JPMorgan Mortgage Trust Series 2004-A1, Class 1A1 4.74%, 02/25/2034 *	307	306
Series 2006-A2, Class 5A1 2.66%, 11/25/2033 *	207	208
Series 2006-S2, Class 2A2 5.88%, 06/25/2021	516	489
Series 2006-S3, Class 1A12 6.50%, 08/25/2036	1,187	1,051

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust (continued) Series 2007-S1, Class 1A2 5.50%, 03/25/2022	$418	$393
LB-UBS Commercial Mortgage Trust Series 2003-C7, Class A3 4.56%, 09/15/2027 *	7,246	7,272
Series 2007-C1, Class AM 5.46%, 02/15/2040	1,300	1,356
Series 2007-C2, Class A3 5.43%, 02/15/2040	9,658	10,780
Series 2007-C6, Class A4 5.86%, 07/15/2040 *	2,355	2,690
Series 2007-C7, Class A3 5.87%, 09/15/2045 *	3,190	3,656
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1 2.84%, 11/25/2035 - 144A *	871	475
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class 2A1 2.69%, 02/25/2034 *	420	411
Series 2004-A3, Class 4A3 4.97%, 05/25/2034 *	271	271
Series 2005-A3, Class A1 0.52%, 04/25/2035 *	86	69
Series 2005-A4, Class 2A2 2.86%, 07/25/2035 *	416	347
MLCC Mortgage Investors, Inc. Series 2003-F, Class A1 0.89%, 10/25/2028 *	97	88
Morgan Stanley Capital I, Inc. Series 1998-WF2, Class G 6.34%, 01/15/2013 - 144A *	2,410	2,517
Series 2007-IQ15, Class A2 6.04%, 06/11/2049 *	2,194	2,194
Morgan Stanley Capital I, Inc., IO Series 2012-C4, Class XA 2.89%, 03/15/2045 - 144A *	18,225	2,743
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A2 2.75%, 10/25/2034 *	357	311
Series 2006-3AR, Class 2A3 2.88%, 03/25/2036 *	744	415
Morgan Stanley Re-REMIC Trust 2.00%, 07/27/2049	2,987	2,995
Series 2011-IO, Class A 2.50%, 03/23/2051 - 144A	3,600	3,628
Nomura Asset Acceptance Corp. Series 2004-R2, Class A1 6.50%, 10/25/2034 - 144A *	149	147
Prime Mortgage Trust Series 2006-DR1, Class 2A2 6.00%, 05/25/2035 - 144A	782	701
RALI Trust Series 2007-QO1, Class A1 0.40%, 02/25/2047 *	806	438
Series 2007-QO4, Class A1A 0.44%, 05/25/2047 *	1,562	920

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
RBSCF Trust Series 2010-RR3, Class WBTA 6.10%, 04/16/2017 - 144A *	$8,050	$8,980
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 1A4 0.70%, 01/25/2037 *	803	366
S2 Hospitality LLC Series 2012-LV1, Class A 4.50%, 04/15/2025 - 144A	2,750	2,763
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 3A1 2.75%, 01/25/2035 *	643	527
Series 2005-15, Class 1A1 2.69%, 07/25/2035 *	922	608
Series 2007-3, Class 3A1 5.17%, 04/25/2047 *	3,034	2,028
Structured Asset Mortgage Investments, Inc. Series 2003-AR4, Class A1 0.94%, 01/19/2034 *	97	83
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4 3.53%, 05/10/2063	1,340	1,363
Voyager BRSTN Delaware Trust, IO Series 2009-1, Class UAU7 0.50%, 12/26/2036 - 144A *	692	542
WaMu Alternative Mortgage Pass-Through Certificates Series 2006-AR3, Class A1A 1.12%, 05/25/2046 *	2,117	1,062
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A 0.54%, 07/25/2045 *	102	83
Series 2006-AR14, Class 1A3 2.25%, 11/25/2036 *	1,827	1,296
Series 2007-OA6, Class 1A1B 0.97%, 07/25/2047 *	2,129	626

Total Mortgage-Backed Securities (cost $187,007)		181,935

ASSET-BACKED SECURITIES - 8.0%
321 Henderson Receivables I LLC Series 2010-1A, Class A 5.56%, 07/15/2059 - 144A	5,389	5,999
Series 2010-2A, Class A 4.07%, 01/15/2048 - 144A	1,699	1,764
Series 2010-3A, Class A 3.82%, 12/15/2048 - 144A	3,463	3,528
Series 2012-1A, Class A 4.21%, 02/16/2065 - 144A	1,948	1,969
AH Mortgage Advance Trust Series SART-1, Class A1R 2.23%, 05/10/2043 - 144A	1,565	1,565
Series SART-3, Class 1A1 2.98%, 03/13/2043 - 144A	2,555	2,575
AmeriCredit Automobile Receivables Trust Series 2011-5, Class C 3.44%, 10/08/2017	1,650	1,689
Series 2012-2, Class C 2.64%, 10/10/2017	1,400	1,426

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-2, Class D 3.38%, 04/09/2018	$1,900	$1,911
Series 2012-3, Class C 2.42%, 05/08/2018	1,350	1,350
Series 2012-3, Class D 3.03%, 07/09/2018	900	900
Amortizing Residential Collateral Trust Series 2002-BC5, Class M1 1.28%, 07/25/2032 *	315	240
CarMax Auto Owner Trust Series 2012-1, Class B 1.76%, 08/15/2017	855	858
Series 2012-1, Class C 2.20%, 10/16/2017	510	514
Series 2012-1, Class D 3.09%, 08/15/2018	640	642
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-4, Class 1A5 5.42%, 05/25/2033 *	1,029	990
Chesapeake Funding LLC Series 2012-1A, Class B 1.84%, 11/07/2023 - 144A *	1,235	1,235
Series 2012-1A, Class C 2.24%, 11/07/2023 - 144A *	795	795
Conseco Finance Securitizations Corp. Series 2002-1, Class A 6.68%, 12/01/2033 *	833	874
Series 2002-2, Class A2 6.03%, 03/01/2033 *	1,190	1,241
Countrywide Home Equity Loan Trust Series 2006-RES, Class 4Q1B 0.54%, 12/15/2033 - 144A *	303	205
DT Auto Owner Trust Series 2011-3A, Class C 4.03%, 02/15/2017 - 144A	1,010	1,025
Series 2012-1A, Class B 2.26%, 10/16/2017 - 144A	1,360	1,360
Series 2012-1A, Class C 3.38%, 10/16/2017 - 144A	810	810
Series 2012-1A, Class D 4.94%, 07/16/2018 - 144A	1,750	1,752
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07%, 09/15/2015 - 144A	1,260	1,268
Series 2010-5, Class D 2.41%, 09/15/2015 - 144A	670	674
Series 2011-2, Class C 2.37%, 09/15/2015	1,600	1,602
Series 2011-2, Class D 2.86%, 09/15/2015	1,110	1,112
Series 2012-1, Class B 1.14%, 01/15/2016 *	750	750
Series 2012-1, Class C 1.74%, 01/15/2016 *	1,955	1,955
Series 2012-1, Class D 2.34%, 01/15/2016 *	1,830	1,830

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2012-2, Class C 2.86%, 01/15/2019	$455	$459
Series 2012-2, Class D 3.50%, 01/15/2019	815	821
Globaldrive BV
Series 2008-2, Class A 4.00%, 10/20/2016	432	548
Hyundai Auto Receivables Trust
Series 2012-A, Class D 2.61%, 05/15/2018	2,235	2,250
Lehman XS Trust
Series 2007-2N, Class 3A1 0.34%, 02/25/2037 *	¿	¿
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1 0.70%, 02/25/2047 *	1,276	568
Nelnet Student Loan Trust
Series 2006-1, Class A5 0.58%, 08/23/2027 *	2,230	2,109
Series 2008-3, Class A4 2.12%, 11/25/2024 *	2,500	2,597
PFS Financing Corp.
Series 2012-AA, Class A 1.44%, 02/15/2016 - 144A *	1,970	1,977
RAAC Series
Series 2007-RP4, Class A 0.60%, 06/25/2037 - 144A *	1,287	653
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6 5.88%, 06/25/2037 *	1,485	632
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B 1.66%, 08/15/2016 - 144A	2,173	2,157
Series 2011-S1A, Class C 2.01%, 08/15/2016 - 144A	1,659	1,647
Series 2011-WO, Class C 3.19%, 10/15/2015 - 144A	2,490	2,504
Santander Drive Auto Receivables Trust
Series 2010-2, Class C 3.89%, 07/17/2017	4,520	4,682
Series 2011-1, Class D 4.01%, 02/15/2017	2,500	2,547
Series 2011-S1A, Class B 1.48%, 07/15/2013 - 144A	1,447	1,444
Series 2011-S1A, Class D 3.10%, 03/15/2013 - 144A	1,339	1,342
Series 2012-1, Class B 2.72%, 05/16/2016	1,000	1,016
Series 2012-1, Class C 3.78%, 11/15/2017	1,345	1,384
Series 2012-2, Class C 3.20%, 02/15/2018	4,455	4,502
Series 2012-2, Class D 3.87%, 02/15/2018	2,740	2,767
Series 2012-3, Class B 1.94%, 12/15/2016	3,285	3,287

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-3, Class C 3.01%, 04/16/2018	$4,475	$4,482
Series 2012-3, Class D 3.64%, 05/15/2018	3,685	3,697
Series 2012-4, Class C 2.94%, 12/15/2017	1,400	1,400
Series 2012-4, Class D 3.50%, 06/15/2018	1,890	1,890
Scholar Funding Trust
Series 2011-A, Class A 1.37%, 10/28/2043 - 144A *	2,155	2,109
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B 0.47%, 04/25/2037 *	2,610	1,047
SLC Student Loan Trust
Series 2008-1, Class A4A 2.07%, 12/15/2032 *	400	410
SLM Student Loan Trust
Series 2004-B, Class A2 0.67%, 06/15/2021 *	805	778
Series 2008-5, Class A4 2.17%, 07/25/2023 *	2,445	2,543
Series 2011-C, Class A2B 4.54%, 10/17/2044 - 144A	1,540	1,634
Series 2012-A, Class A1 1.64%, 08/15/2025 - 144A *	1,388	1,399
Series 2012-A, Class A2 3.83%, 01/17/2045 - 144A	1,385	1,433
Series 2012-B, Class A2 3.48%, 10/15/2030 - 144A	2,250	2,306
Series 2012-C, Class A1 1.34%, 08/15/2023 - 144A *	3,140	3,140
Series 2012-C, Class A2 3.31%, 10/15/2046 - 144A	4,850	4,865
Structured Asset Securities Corp.
Series 2003-AL2, Class A 3.36%, 01/25/2031 - 144A	2,600	2,389
Series 2007-TC1, Class A 0.55%, 04/25/2031 - 144A *	1,543	1,192
U.S. Small Business Administration
Series 2002-P10B, Class 1 5.20%, 08/10/2012	278	279

Total Asset-Backed Securities (cost $127,828)		125,294

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670	1,917
5.50%, 06/15/2043	2,000	2,324

Total Municipal Government Obligations (cost $3,617)		4,241

PREFERRED CORPORATE DEBT SECURITIES - 0.6%
Capital Markets - 0.0% ¥
State Street Capital Trust IV 1.47%, 06/15/2037 *	290	210

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000's)	Value (000's)
Commercial Banks - 0.3%
Capital One Capital V 10.25%, 08/15/2039 ^	$875	$893
Capital One Capital VI 8.88%, 05/15/2040	2,810	2,855
Fifth Third Capital Trust IV 6.50%, 04/15/2037 *	2,125	2,111
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXV - Series Y 6.80%, 10/01/2037	875	875
Lehman Brothers Holdings Capital Trust VII 5.86%, 08/02/2012 ‡ ə Ž Џ §	1,945	◆
Insurance - 0.2%
MetLife Capital Trust IV 7.88%, 12/15/2037 - 144A	2,480	2,753

Total Preferred Corporate Debt Securities (cost $11,601)		9,697

CORPORATE DEBT SECURITIES - 29.4%
Aerospace & Defense - 0.2%
Sequa Corp.
11.75%, 12/01/2015 - 144A	1,150	1,214
United Technologies Corp.
3.10%, 06/01/2022	720	754
4.50%, 06/01/2042	650	714
Auto Components - 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020	1,185	1,291
Capital Markets - 0.4%
BP Capital Markets PLC 3.13%, 10/01/2015	1,370	1,456
Goldman Sachs Group, Inc. 5.75%, 01/24/2022	4,920	5,194
Chemicals - 0.4%
CF Industries, Inc. 7.13%, 05/01/2020	4,340	5,284
Dow Chemical Co. 4.13%, 11/15/2021 ^	1,460	1,566
Westlake Chemical Corp. 6.63%, 01/15/2016	44	45
Commercial Banks - 2.1%
ABN Amro Bank NV 6.38%, 04/27/2021	EUR380	477
Bank of Scotland PLC 5.25%, 02/21/2017 - 144A	$2,150	2,365
Canadian Imperial Bank of Commerce 2.60%, 07/02/2015 - 144A ^	2,420	2,545
CIT Group, Inc. 6.63%, 04/01/2018 - 144A	761	820
Commerzbank AG 6.38%, 03/22/2019	EUR1,000	1,088
Credit Suisse 5.40%, 01/14/2020	$925	962
Discover Bank
7.00%, 04/15/2020 ^	330	384
8.70%, 11/18/2019	1,490	1,851
Eksportfinans ASA 5.50%, 05/25/2016 ^	1,770	1,739
Glitnir Banki HF
6.33%, 07/28/2011 - 144A ‡ Џ	290	78
6.69%, 06/15/2016 - 144A ‡ Џ ə	800	◆

	Principal (000's)	Value (000's)
Commercial Banks (continued)
HSBC Bank Brasil SA - Banco Multiplo 4.00%, 05/11/2016 - 144A	$5,850	$5,938
HSBC Bank PLC 3.10%, 05/24/2016 - 144A	2,900	2,995
HSBC Holdings PLC 6.10%, 01/14/2042 ^	1,275	1,561
KFW 1.38%, 07/15/2013	3,000	3,030
Landsbanki Islands HF 6.10%, 08/25/2011 - 144A ‡ Џ	320	16
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.30%, 05/15/2017 - 144A	170	180
Sparebank 1 Boligkreditt AS 2.30%, 06/30/2017 - 144A	2,495	2,506
Wells Fargo & Co. 3.50%, 03/08/2022	4,360	4,486
Construction Materials - 0.0% ¥
Lafarge SA 7.13%, 07/15/2036 ^	579	573
Consumer Finance - 0.2%
SLM Corp. 6.25%, 01/25/2016	2,845	2,987
Diversified Financial Services - 3.2%
Bank of America Corp.
3.88%, 03/22/2017 ^	2,225	2,267
5.70%, 01/24/2022 ^	6,050	6,663
6.50%, 08/01/2016 ^	1,215	1,334
7.63%, 06/01/2019	1,350	1,587
Caisse Centrale Desjardins du Quebec 2.55%, 03/24/2016 - 144A	4,535	4,773
Citigroup, Inc.
4.45%, 01/10/2017	900	943
4.59%, 12/15/2015	9,890	10,346
Ford Motor Credit Co., LLC 6.63%, 08/15/2017	1,740	1,979
General Electric Capital Corp. - Series A 6.88%, 01/10/2039	2,130	2,748
JPMorgan Chase & Co. 3.15%, 07/05/2016	4,256	4,377
JPMorgan Chase Bank NA
6.00%, 07/05/2017 ^	7,750	8,643
6.00%, 10/01/2017	570	638
Kaupthing Bank Hf 7.13%, 05/19/2016 - 144A ‡ ə Џ	200	◆
Northern Rock Asset Management PLC 5.63%, 06/22/2017 - 144A	1,335	1,446
Swiss Re Capital I LP 6.85%, 05/25/2016 - 144A * Ž	2,285	2,105
Diversified Telecommunication Services - 0.8%
Intelsat Jackson Holdings SA 7.25%, 04/01/2019 ^	1,412	1,483
Level 3 Financing, Inc.
8.13%, 07/01/2019	2,053	2,107
8.75%, 02/15/2017	377	392
Sprint Capital Corp. 6.88%, 11/15/2028	822	662

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.50%, 11/01/2021	$2,080	$2,215
6.10%, 04/15/2018	2,223	2,707
6.40%, 02/15/2038	1,004	1,304
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	2,160	2,349
Electric Utilities - 2.3%
Alabama Power Co. 3.95%, 06/01/2021	1,905	2,083
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	468	529
8.88%, 11/15/2018	459	613
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,560	1,682
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/2020 ^	6,135	6,672
Florida Power Corp. 6.40%, 06/15/2038	1,000	1,364
Georgia Power Co. 3.00%, 04/15/2016	3,370	3,604
Hydro Quebec
8.05%, 07/07/2024	8,200	12,128
8.40%, 01/15/2022	3,065	4,434
Jersey Central Power & Light Co. 7.35%, 02/01/2019 ^	1,025	1,299
Trans-Allegheny Interstate Line Co. 4.00%, 01/15/2015 - 144A	1,050	1,103
Energy Equipment & Services - 1.4%
El Paso Pipeline Partners Operating Co., LLC 6.50%, 04/01/2020	2,440	2,832
Ensco PLC
3.25%, 03/15/2016	700	735
4.70%, 03/15/2021 ^	1,459	1,589
Enterprise Products Operating LLC 6.13%, 10/15/2039	2,030	2,300
Pride International, Inc. 6.88%, 08/15/2020	995	1,221
Rockies Express Pipeline LLC 3.90%, 04/15/2015 - 144A ^	2,084	2,006
Transocean, Inc.
5.05%, 12/15/2016	3,600	3,905
6.00%, 03/15/2018	2,600	2,904
6.50%, 11/15/2020	4,500	5,104
Food Products - 0.5%
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	2,097	2,152
5.00%, 06/04/2042 - 144A	536	567
Kraft Foods, Inc. 6.50%, 08/11/2017 - 02/09/2040	3,480	4,391
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. 6.25%, 11/15/2015	5,230	5,858

	Principal (000’s)	Value (000’s)
Health Care Providers & Services - 0.7%
HCA, Inc.
6.50%, 02/15/2020	$1,498	$1,623
7.25%, 09/15/2020	4,395	4,835
Tenet Healthcare Corp.
6.25%, 11/01/2018	2,010	2,126
8.88%, 07/01/2019 ^	1,415	1,588
UnitedHealth Group, Inc. 3.38%, 11/15/2021 ^	665	699
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018 ^	1,685	1,152
MGM Resorts International
10.38%, 05/15/2014	1,710	1,928
11.13%, 11/15/2017	2,240	2,514
Wyndham Worldwide Corp. 4.25%, 03/01/2022	2,815	2,835
Household Products - 0.3%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	2,320	2,413
7.88%, 08/15/2019 - 144A ^	2,595	2,809
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 4.25%, 06/15/2022 - 144A	821	824
Insurance - 3.6%
Allianz Finance II BV 5.75%, 07/08/2041 *	EUR2,400	2,736
American International Group, Inc.
3.80%, 03/22/2017	$3,465	3,532
4.88%, 06/01/2022	4,010	4,103
5.45%, 05/18/2017	1,555	1,688
8.18%, 05/15/2058 *	805	873
AXA SA 5.25%, 04/16/2040 *	EUR1,800	1,816
Fairfax Financial Holdings, Ltd. 5.80%, 05/15/2021 - 144A	$1,428	1,398
Hartford Financial Services Group, Inc. 6.00%, 01/15/2019 ^	1,470	1,575
ING Verzekeringen NV 2.51%, 06/21/2021 *	EUR380	451
Lincoln National Corp. 7.00%, 06/15/2040	$1,450	1,710
Manulife Financial Corp. 3.40%, 09/17/2015	3,480	3,576
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	17,330	17,493
2.88%, 09/17/2012 - 144A	1,525	1,531
Muenchener Rueckversicherungs AG 6.00%, 05/26/2041 *	EUR1,400	1,736
Prudential Financial, Inc.
4.50%, 11/15/2020 ^	$1,000	1,060
4.75%, 09/17/2015	3,595	3,870
5.38%, 06/21/2020 ^	1,500	1,660
7.38%, 06/15/2019 ^	1,630	1,989
XL Group PLC 6.50%, 04/15/2017 * Ž	2,410	1,958

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Machinery - 0.1%
Joy Global, Inc.
5.13%, 10/15/2021	$900	$988
Media - 2.8%
CBS Corp.
4.63%, 05/15/2018 ^	670	731
5.75%, 04/15/2020	1,060	1,233
8.88%, 05/15/2019	1,460	1,931
CCH II LLC
13.50%, 11/30/2016	5,880	6,555
Clear Channel Worldwide Holdings, Inc. Series B
9.25%, 12/15/2017	950	1,036
Comcast Corp.
4.65%, 07/15/2042	2,665	2,666
5.88%, 02/15/2018	2,709	3,203
6.95%, 08/15/2037	2,935	3,770
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	3,525	4,961
CSC Holdings LLC
8.50%, 04/15/2014	1,166	1,283
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 ^	840	845
6.38%, 03/01/2041	1,910	2,187
NBCUniversal Media LLC
4.38%, 04/01/2021	575	633
5.15%, 04/30/2020	5,746	6,596
News America, Inc.
6.65%, 11/15/2037	40	47
7.63%, 11/30/2028	1,070	1,263
Time Warner Cable, Inc.
5.50%, 09/01/2041	2,070	2,252
5.88%, 11/15/2040	2,045	2,289
Time Warner, Inc.
4.70%, 01/15/2021	950	1,059
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017 ^	735	725
Novelis, Inc.
8.75%, 12/15/2020	2,735	2,947
Old AII, Inc.
9.00%, 12/15/2014 ə Ώ Џ ‡	560	◆
Multiline Retail - 0.7%
Dollar General Corp.
11.88%, 07/15/2017 * Ώ	3,630	3,852
Macy's Retail Holdings, Inc.
5.90%, 12/01/2016	3,455	3,982
7.45%, 07/15/2017	2,484	3,025
Multi-Utilities - 0.5%
Dominion Resources, Inc.
1.95%, 08/15/2016	2,650	2,700
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037 ^	4,565	5,663
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	5,445	6,179
6.38%, 09/15/2017	3,763	4,371

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.
8.25%, 04/01/2020 ^	$365	$383
Energy Transfer Partners, LP
6.50%, 02/01/2042	3,450	3,697
Enterprise Products Operating LLC
6.30%, 09/15/2017	4,150	4,954
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	2,100	2,682
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	2,150	2,493
6.38%, 03/01/2041	660	752
6.55%, 09/15/2040	470	536
Laredo Petroleum, Inc.
7.38%, 05/01/2022 - 144A	1,370	1,425
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	2,820	2,764
Marathon Petroleum Corp.
6.50%, 03/01/2041	3,154	3,584
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	4,030	4,116
Nexen, Inc.
6.40%, 05/15/2037 ^	1,670	1,770
OGX Austria GmbH
8.50%, 06/01/2018 - 144A	635	565
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A ^	1,715	1,698
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825	6,014
5.75%, 01/20/2020	7,340	8,028
Plains Exploration & Production Co.
10.00%, 03/01/2016	455	496
Range Resources Corp.
5.75%, 06/01/2021	450	470
7.25%, 05/01/2018 ^	3,480	3,689
SemGroup, LP (Escrow Shares) §
8.75%, 11/15/2049 - 144A	125	6
Valero Energy Corp.
6.63%, 06/15/2037	1,320	1,480
Western Gas Partners, LP
4.00%, 07/01/2022	1,380	1,380
5.38%, 06/01/2021	2,641	2,923
Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022 ^	2,600	2,838
6.00%, 11/15/2041	1,830	2,063
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	850	894
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015	2,330	2,452
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	2,050	2,156
Professional Services - 0.1%
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A	1,555	1,596
Real Estate Investment Trusts - 0.7%
ERP Operating, LP
4.63%, 12/15/2021	2,100	2,281

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust 5.63%, 03/15/2017	$1,507	$1,605
Ventas Realty, LP 4.75%, 06/01/2021	1,155	1,200
Vornado Realty, LP 5.00%, 01/15/2022 ^	5,145	5,440
Real Estate Management & Development - 0.1%
Realogy Corp. 7.88%, 02/15/2019 - 144A ^	2,020	1,975
Software - 0.2%
First Data Corp. 7.38%, 06/15/2019 - 144A	1,060	1,081
8.25%, 01/15/2021 - 144A ^	165	165
Oracle Corp. 5.38%, 07/15/2040	1,690	2,071
Specialty Retail - 0.1%
QVC, Inc. 7.50%, 10/01/2019 - 144A	1,730	1,920
Trading Companies & Distributors - 0.2%
UR Merger Sub Corp. 7.63%, 04/15/2022 - 144A	3,320	3,478
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.13%, 05/11/2015 - 144A	2,925	2,942
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV 2.38%, 09/08/2016	3,420	3,509
Cricket Communications, Inc. 7.75%, 05/15/2016	2,093	2,221
Crown Castle Towers LLC 6.11%, 01/15/2020 - 144A	7,340	8,497
MetroPCS Wireless, Inc. 7.88%, 09/01/2018 ^	117	121
SBA Tower Trust 5.10%, 04/17/2017 - 144A	1,570	1,720
Sprint Nextel Corp. 7.00%, 03/01/2020 - 144A ^	1,620	1,685
9.00%, 11/15/2018 - 144A	2,800	3,129

Total Corporate Debt Securities (cost $441,309)		460,259

STRUCTURED NOTES DEBT - 0.5%
Diversified Financial Services - 0.5%
Tiers Trust 2.22%, 05/12/2014 - 144A *	8,394	8,394
Total Structured Notes Debt (cost $8,396)

	Shares	Value (000’s)
PREFERRED STOCKS - 0.2%
Consumer Finance - 0.0% ¥
Ally Financial, Inc., 7.00% - 144A	341	304
Diversified Financial Services - 0.2%
Citigroup Capital XIII, 7.88% *	63,052	1,720
U.S. Government Agency Obligation - 0.0% ¥
Fannie Mae, 0.00% *	1,300	3
Fannie Mae, 8.25% *	81,175	132
Freddie Mac, 8.38% *	93,300	203

Total Preferred Stocks (cost $3,819)		2,362

	Shares	Value (000’s)
SHORT-TERM INVESTMENT COMPANY - 0.9%
Capital Markets - 0.9%
BlackRock Provident TempFund 24	14,163,604	$14,164
Total Short-Term Investment Company (cost $14,164)

WARRANT - 0.0% ¥
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	340	3
Total Warrant (cost $◆)

	Notional Amount (000’s)	Value (000’s)

PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future Call Strike $99.00 Expires 08/10/2012	$2,340	105
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future Put Strike $131.00 Expires 07/27/2012	720	79

Total Purchased Options (cost $526)		184

PURCHASED SWAPTIONS - 0.0% ¥
Put Options - 0.0% ¥
If exercised the Series receives floating 3 month LIBOR, and pays 2.13%, European Style Expires 03/21/2013	25,000	31
If exercised the Series receives floating 3 month LIBOR, and pays 2.15%, European Style Expires 07/27/2012	26,700	18
If exercised the Series receives floating 3 month LIBOR, and pays 2.15%, European Style Expires 07/27/2012	7,000	5
If exercised the Series receives floating 3 month LIBOR, and pays 4.50%, European Style Expires 03/20/2017	8,700	282

Total Purchased Swaptions (cost $1,204)		336

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	163,654,641	163,655
Total Securities Lending Collateral (cost $163,655)

Total Investment Securities (cost $1,929,114) Õ		1,950,264
Other Assets and Liabilities - Net		(383,900)

Net Assets		$1,566,364

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (10.3%)
U.S. Government Agency Obligations - (10.3%)
Fannie Mae, TBA
3.50%	$(54,500)	$(57,363)
4.00%	(73,200)	(77,863)
4.50%	(18,400)	(19,737)
6.00%	(6,000)	(6,593)

Total Securities Sold Short (proceeds $(161,018))		(161,556)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - (0.0%) ¥
Call Options - (0.0%) ¥
Eurodollar, Mid-Curve 3-Year Future	(2,340)	(35)
Call Strike $99.13
Expires 08/10/2012
Put Options - (0.0%) ¥
10-Year U.S. Treasury Note Future	(720)	(23)
Put Strike $129.50
Expires 07/27/2012

Total Written Options (premiums: $(245))		(58)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums Received (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	BCLY	3 - month USD LIBOR	Receive	1.25%	06/20/2014	$(12,000)	$(112)	$(106)
Call - Interest Rate Swap, European Style	DUB	3 - month USD LIBOR	Receive	3.65	03/27/2017	(4,000)	(286)	(435)
Put - Interest Rate Swap, European Style	CITI	3 - month USD LIBOR	Pay	1.55	10/29/2012	(22,000)	(85)	(15)
Put - Interest Rate Swap, European Style	BCLY	3 - month USD LIBOR	Pay	2.25	06/20/2014	(12,000)	(142)	(144)
Put - Interest Rate Swap, European Style	DUB	3 - month USD LIBOR	Pay	2.40	07/27/2012	(26,700)	(178)	(2)
Put - Interest Rate Swap, European Style	DUB	3 - month USD LIBOR	Pay	2.40	07/27/2012	(7,000)	(43)	(◆ )
Put - Interest Rate Swap, European Style	DUB	3 - month USD LIBOR	Pay	3.65	03/27/2017	(4,000)	(286)	(188)
Put - Interest Rate Swap, European Style	DUB	3 - month USD LIBOR	Pay	6.00	03/20/2017	(17,400)	(415)	(309)

							$(1,547)	$(1,199)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 06/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
MetLife, Inc., 5.00%, 06/15/2015	1.00%	03/20/2017	CITI	280.94	$1,685	$(131)	$(97)	$(34)
MetLife, Inc., 5.00%, 06/15/2015	1.00	03/20/2017	UBS	280.94	1,190	(93)	(68)	(25)
MetLife, Inc., 5.00%, 06/15/2015	1.00	03/20/2017	BOA	280.94	1,790	(139)	(103)	(36)
Spain, 5.50%, 07/30/2017	1.00	03/20/2016	MSC	515.11	8,000	1,211	418	793
Spain, 5.50%, 07/30/2017	1.00	03/20/2016	DUB	515.11	8,000	1,212	418	794

						$2,060	$568	$1,492

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 06/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Received (000’s)	Unrealized Appreciation (Depreciation) (000’s)
MetLife, Inc., 5.00%, 06/15/2015	1.00%	09/20/2016	MSC	271.21	$1,180	$(79)	$(73)	$(6)
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	DUB	271.21	1,560	(105)	(111)	6
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	MSC	271.21	1,960	(131)	(137)	6
MetLife, Inc., 5.00%, 06/15/2015	1.00	12/20/2016	CITI	276.38	1,175	(85)	(83)	(2)
MetLife, Inc., 5.00%, 06/15/2015	1.00	12/20/2016	CITI	276.38	1,225	(89)	(80)	(9)

						$(489)	$(484)	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
CMBX.NA.2.AM	0.50%	03/15/2049	DUB	USD	$2,265	$(288)	$(332)	$44
Dow Jones North America Investment Grade Index - Series 5, 1.00%	1.00	12/20/2016	MSC	USD	16,340	88	167	(79)
Emerging Markets Index - Series 14, 5.00%	5.00	12/20/2015	MSC	USD	4,380	(302)	(384)	82
North America High Yield Index - Series 18, 5.00%	5.00	06/20/2017	DUB	USD	4,282	(227)	(203)	(24)
North America High Yield Index - Series 18, 5.00%	5.00	06/20/2017	DUB	USD	8,554	(454)	(352)	(102)
North America High Yield Index - Series 18, 5.00%	5.00	06/20/2017	DUB	USD	7,979	(422)	(339)	(83)
North America High Yield Index - Series 18, 5.00%	5.00	06/20/2017	MSC	USD	4,282	(227)	(214)	(13)

						$(1,832)	$(1,657)	$(175)

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Received (000’s)	Unrealized Appreciation (000’s)
CMBX.NA.3.AAA	0.35%	12/13/2049	MSC	USD	$2,215	$(169)	$(253)	$84
CMBX.NA.4.AAA	0.08	02/17/2051	MSC	USD	2,215	(193)	(261)	68
North America High Yield Index - Series 17, 1.00%	5.00	12/20/2016	CITI	USD	14,400	(634)	(1,233)	599
North America High Yield Index - Series 17, 2.00%	5.00	12/20/2016	DUB	USD	3,120	(138)	(212)	74

						$(1,134)	$(1,959)	$825

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

SWAP AGREEMENTS (continued): p

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Depreciation (000’s)
3-Month USD-LIBOR	0.54%	06/26/2014	BCLY	USD	$57,900	$(18)	$—	$(18)
3-Month USD-LIBOR	2.18	10/06/2021	BOA	USD	7,810	(153)	—	(153)

						$(171)	$—	$(171)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Received (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month BBA CAD-LIBOR	2.82%	05/18/2022	DUB	CAD	$8,500	$3	$—	$3
3-Month BBA CAD-LIBOR	2.86	05/23/2022	MSC	CAD	8,600	(8)	—	(8)
3-Month USD-LIBOR	0.55	07/03/2014	BOA	USD	55,000	2	—	2
3-Month USD-LIBOR	1.39	03/19/2017	DUB	USD	22,600	(499)	—	(499)
3-Month USD-LIBOR	1.39	03/19/2017	DUB	USD	52,200	(1,153)	—	(1,153)
3-Month USD-LIBOR	1.09	05/09/2017	MSC	USD	1,900	(13)	—	(13)
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650	(499)	—	(499)
3-Month USD-LIBOR	4.02	02/06/2022	UBS	USD	2,100	(432)	(338)	(94)
3-Month USD-LIBOR	1.76	06/25/2022	CITI	USD	7,100	13	—	13
3-Month USD-LIBOR	1.72	07/02/2022	DUB	USD	7,100	46	—	46

						$(2,540)	$(338)	$(2,202)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	162	09/17/2012	$(139)
10-Year U.S. Treasury Note	Short	(230)	09/19/2012	82
2-Year U.S. Treasury Note	Long	600	09/28/2012	(29)
30-Year U.S. Treasury Bond	Long	344	09/19/2012	(302)
3-Month Canadian Bankers’ Acceptance	Short	(591)	06/17/2013	(631)
3-Year Australian Treasury Bond	Short	(532)	09/17/2012	241
5-Year U.S. Treasury Note	Long	686	09/28/2012	(111)
90-Day Australian Bank Bill	Short	(323)	12/13/2012	85
German Euro Bund	Short	(269)	09/06/2012	636
Ultra Long U.S. Treasury Bond	Short	(381)	09/19/2012	171

				$3

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Sold (000’s)	Settlement Date	Amount in U.S. Dollars Sold (000’s)	Net Unrealized Appreciation (000’s)
Euro	RBS	(16,143)	07/25/2012	$(20,863)	$430
Euro	JPM	(2,063)	07/25/2012	(2,723)	112

					$542

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures(a) (000’s)
BCLY	$(268)	$—	$(268)
BOA	(290)	533	243
CITI	(941)	1,164	223
DUB	(3,458)	3,499	41
MSC	(177)	(1,800)	(1,977)
JPM	430	—	430
RBS	112	—	112
UBS	(525)	784	259

(a)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $160,362.
▲	Rate shown reflects the yield at 06/29/2012.
a	A portion of this security in the amount of $5,980 has been segregated as collateral with the broker for open swap contracts and/or for swaptions.
g	A portion of this security in the amount of $2,529 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
¥	Percentage rounds to less than 0.1%.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the portfolio’s net assets.
‡	Non-income producing security.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
P	Aggregate cost for federal income tax purposes is $1,929,114. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,149 and $27,999, respectively. Net unrealized appreciation for tax purposes is $21,150.
p	Cash in the amount of $1,800 has been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.
◆	Amount is less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is less than $1, or less than 0.01% of the portfolio’s net assets.

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $226,522, or 14.46% of the portfolio’s net assets.
BOA	Bank of America
BP	Basis Point
BCLY	Barclays Bank PLC
CMBX	Commercial Mortgage-Backed Index
CITI	Citibank, Inc.
DUB	Deutsche Bank AG
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OJSC	Open Joint Stock Company
OTC	Over The Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
RBS	Royal Bank of Scotland
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 06/30/2012
Asset-Backed Securities	$—	$125,294		$—	$125,294
Corporate Debt Securities	—	460,259		◆	460,259
Foreign Government Obligations	—	49,941		—	49,941
Mortgage-Backed Securities	—	181,935		—	181,935
Municipal Government Obligations	—	4,241		—	4,241
Preferred Corporate Debt Securities	—	9,697		—	9,697
Preferred Stocks	2,362	—		—	2,362
Purchased Options	184	—		—	184
Purchased Swaptions	336	—		—	336
Securities Lending Collateral	163,655	—		—	163,655
Short-Term Investment Company	14,164	—		—	14,164
Structured Notes Debt	—	8,394		—	8,394
U.S. Government Agency Obligations	—	689,637		—	689,637
U.S. Government Obligations	—	240,162		—	240,162
Warrant	3	—		—	3

Total	$180,704	$1,769,560	$	◆	$1,950,264

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
U.S. Government Agency Obligations	$—	$(161,556)	$—	$(161,556)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Written Options	$—	$(58)	$—	$(58)
Written Swaptions	—	(1,199)	—	(1,199)

Total	$—	$(1,257)	$—	$(1,257)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$1,215	$—	$—	$1,215
Futures Contracts - Depreciation	(1,212)	—	—	(1,212)
Credit Default Swap - Appreciation	—	2,550	—	2,550
Credit Default Swap - Depreciation	—	(413)	—	(413)
Forward Foreign Currency Contracts - Appreciation	—	542	—	542
Interest Rate Swaps - Appreciation	—	64	—	64
Interest Rate Swaps - Depreciation	—	(2,437)	—	(2,437)

Total	$3	$306	$—	$309

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	Sales		Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3 j	Ending Balance at 06/30/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 ƒ
Corporate Debt Securities	$	◆	$—	$(	◆)	$(8)	$—	$14	$—	$(6)	$	◆	$8

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
j	Transferred out of Level 3 because of availability of observable inputs.
◆	Amount is less than 1.
₪	Total aggregate market value of Level 3 securities is less than 0.01% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITY - 0.0% ¥
Hotels, Restaurants & Leisure - 0.0% ¥
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A ə Ώ Џ ‡	$3,827	$	¿
Total Preferred Corporate Debt Security (cost $3,759)
CORPORATE DEBT SECURITIES - 87.1%
Aerospace & Defense - 0.9%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018	650		678
7.13%, 03/15/2021	1,465		1,531
TransDigm, Inc.
7.75%, 12/15/2018	4,360		4,785
Air Freight & Logistics - 0.3%
AMGH Merger Sub, Inc.
9.25%, 11/01/2018 - 144A	2,025		2,106
Auto Components - 1.2%
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	944		1,023
Allison Transmission, Inc.
7.13%, 05/15/2019 - 144A	850		886
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,917		2,142
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	1,630		1,813
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	2,212		2,345
UCI International, Inc.
8.63%, 02/15/2019	905		911
Visteon Corp.
6.75%, 04/15/2019	545		530
Automobiles - 1.3%
Chrysler Group LLC / CG Co. - Issuer, Inc.
8.25%, 06/15/2021	2,815		2,892
Ford Motor Co.
7.45%, 07/16/2031	5,995		7,509
Beverages - 0.2%
Constellation Brands, Inc.
6.00%, 05/01/2022	1,240		1,333
Biotechnology - 0.6%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115		1,179
Warner Chilcott Co. LLC
7.75%, 09/15/2018	2,988		3,205
Building Products - 0.6%
Building Materials Corp., of America
6.75%, 05/01/2021 - 144A	2,185		2,338
Nortek, Inc.
8.50%, 04/15/2021	670		655
10.00%, 12/01/2018	1,560		1,638
Capital Markets - 0.5%
E*TRADE Financial Corp.
12.50%, 11/30/2017 Ώ	3,070		3,519
Chemicals - 3.7%
Celanese US Holdings LLC
5.88%, 06/15/2021	765		820
6.63%, 10/15/2018	655		712
CF Industries, Inc.
6.88%, 05/01/2018	2,180		2,586
7.13%, 05/01/2020	1,625		1,978
Chemtura Corp. 7.88%, 09/01/2018	1,520		1,598

	Principal (000’s)	Value (000’s)
Chemicals (continued)
Ineos Finance PLC
7.50%, 05/01/2020 - 144A	$580	$584
8.38%, 02/15/2019 - 144A	3,190	3,302
Kraton Polymers LLC / Kraton Polymers
Capital Corp.
6.75%, 03/01/2019	750	782
LyondellBasell Industries NV
5.00%, 04/15/2019 - 144A	4,655	4,883
5.75%, 04/15/2024 - 144A	3,590	3,841
NOVA Chemicals Corp.
8.38%, 11/01/2016	1,390	1,546
PolyOne Corp.
7.38%, 09/15/2020	440	468
Rain CII Carbon LLC / CII Carbon Corp.
8.00%, 12/01/2018 - 144A	2,040	2,060
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	497
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,377
Taminco Global Chemical Corp.
9.75%, 03/31/2020 - 144A	440	452
Vertellus Specialties, Inc.
9.38%, 10/01/2015 - 144A	890	732
Commercial Banks - 1.0%
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	4,140	4,238
5.25%, 04/01/2014 - 144A	2,080	2,153
5.25%, 03/15/2018	995	1,027
Commercial Services & Supplies - 2.4%
ARAMARK Holdings Corp.
8.63%, 05/01/2016 - 144A Ώ	815	834
Ashtead Capital, Inc.
6.50%, 07/15/2022 - 144A	940	940
Casella Waste Systems, Inc.
7.75%, 02/15/2019	810	798
Ceridian Corp.
8.88%, 07/15/2019 - 144A	2,290	2,364
Covanta Holding Corp.
6.38%, 10/01/2022	1,700	1,797
Emergency Medical Services Corp.
8.13%, 06/01/2019	690	720
Interface, Inc.
7.63%, 12/01/2018	730	777
International Lease Finance Corp.
6.25%, 05/15/2019	1,630	1,661
8.63%, 09/15/2015	200	221
8.75%, 03/15/2017	2,455	2,756
Koppers, Inc.
7.88%, 12/01/2019	550	593
Mead Products LLC / ACCO Brands Corp.
6.75%, 04/30/2020 - 144A	2,355	2,485
Polymer Group, Inc.
7.75%, 02/01/2019	1,265	1,336
Rural/Metro Corp.
10.13%, 07/15/2019 - 144A	925	897
Communications Equipment - 1.3%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	890	825
9.75%, 11/01/2015	3,195	2,644
10.13%, 11/01/2015 Ώ	4,687	3,891

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Communications Equipment (continued)
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	$565	$592
6.88%, 01/15/2020	565	612
CommScope, Inc.
8.25%, 01/15/2019 - 144A	1,065	1,126
Computers & Peripherals - 0.4%
Seagate HDD Cayman
7.00%, 11/01/2021	2,720	2,931
Construction Materials - 0.0%
RathGibson, Inc.
11.25%, 02/15/2014 ə Џ ‡	2,145	¿
Consumer Finance - 1.3%
Ally Financial, Inc.
5.50%, 02/15/2017	1,700	1,727
6.25%, 12/01/2017	3,830	4,034
8.00%, 12/31/2018 - 11/01/2031	3,430	3,997
Containers & Packaging - 0.7%
Ball Corp.
5.00%, 03/15/2022	1,015	1,056
BWAY Holding Co.
10.00%, 06/15/2018	455	501
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,360	3,796
Diversified Consumer Services - 3.0%
Education Management LLC
8.75%, 06/01/2014	2,845	2,532
Laureate Education, Inc.
11.00%, 08/15/2015 - 144A	5,805	5,950
11.25%, 08/15/2015 - 144A * Ώ	10,035	10,287
12.75%, 08/15/2017 - 144A	2,690	2,851
ServiceMaster Co.
8.00%, 02/15/2020	1,025	1,116
Stewart Enterprises, Inc.
6.50%, 04/15/2019	440	453
Diversified Financial Services - 4.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016 - 144A	137	142
Bank of America NA
5.30%, 03/15/2017	1,450	1,510
CEVA Group PLC
8.38%, 12/01/2017 - 144A	1,845	1,790
11.63%, 10/01/2016 - 144A	1,715	1,788
CNH Capital LLC
6.25%, 11/01/2016 - 144A	1,640	1,755
DPL, Inc.
6.50%, 10/15/2016 - 144A	1,620	1,750
7.25%, 10/15/2021 - 144A	3,290	3,652
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	1,945	2,137
5.88%, 08/02/2021	1,585	1,763
8.00%, 12/15/2016	3,595	4,251
8.13%, 01/15/2020	2,175	2,657
12.00%, 05/15/2015	1,150	1,429
General Motors Financial Co., Inc.
6.75%, 06/01/2018	1,075	1,175
International Lease Finance Corp.
5.65%, 06/01/2014	1,775	1,819
5.88%, 05/01/2013	550	562
8.25%, 12/15/2020	2,775	3,178
8.63%, 01/15/2022	2,105	2,438

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Neuberger Berman Group LLC / Neuberger
Berman Finance Corp.
5.63%, 03/15/2020 - 144A	$3,535	$3,684
Diversified Telecommunication Services - 4.4%
CenturyLink, Inc.
6.45%, 06/15/2021	4,320	4,495
GCI, Inc.
6.75%, 06/01/2021	550	532
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725	2,895
Intelsat Jackson Holdings SA
7.25%, 10/15/2020 - 144A	1,895	1,990
11.25%, 06/15/2016	1,499	1,570
Intelsat Luxembourg SA
11.50%, 02/04/2017 Ώ	4,695	4,848
Telesat Canada
12.50%, 11/01/2017	3,065	3,417
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730	4,943
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620	1,652
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A Ώ	3,105	2,095
Windstream Corp.
7.50%, 06/01/2022	200	206
7.75%, 10/01/2021	4,775	5,063
8.13%, 09/01/2018	615	661
Electric Utilities - 0.5%
Calpine Construction Finance Co., LP /
CCFC Finance Corp.
8.00%, 06/01/2016 - 144A	1,520	1,642
Texas Competitive Electric Holdings Co. LLC
/ TCEH Finance, Inc.
11.50%, 10/01/2020 - 144A	2,900	1,979
Electrical Equipment - 0.1%
Polypore International, Inc.
7.50%, 11/15/2017	555	589
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035	1,082
Basic Energy Services, Inc.
7.75%, 02/15/2019	325	312
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690	659
FTS International Services LLC / FTS
International Bonds, Inc.
8.13%, 11/15/2018 - 144A *	3,300	3,324
Holly Energy Partners, LP / Holly Energy
Finance Corp.
6.50%, 03/01/2020 - 144A	505	509
Oil States International, Inc.
6.50%, 06/01/2019	2,110	2,194
Precision Drilling Corp.
6.50%, 12/15/2021	1,835	1,872
6.63%, 11/15/2020	835	860
SESI LLC
6.38%, 05/01/2019	2,745	2,875
6.88%, 06/01/2014	290	290

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Energy Equipment & Services (continued)
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 6.38%, 08/01/2022 - 144A	$525	$524
Food Products - 1.1%
American Seafoods Group LLC 10.75%, 05/15/2016 - 144A	4,515	4,245
ASG Consolidated LLC / ASG Finance, Inc. 15.00%, 05/15/2017 - 144A Ώ §	1,695	1,164
Michael Foods Group, Inc. 9.75%, 07/15/2018	2,210	2,425
Pinnacle Foods Finance LLC 9.25%, 04/01/2015	745	765
Gas Utilities - 0.8%
AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, 05/20/2020	2,065	2,106
7.00%, 05/20/2022	2,585	2,663
AmeriGas Partners, LP / AmeriGas Finance Corp. 6.25%, 08/20/2019	1,220	1,226
Health Care Equipment & Supplies - 2.4%
Accellent, Inc. 8.38%, 02/01/2017	2,950	2,987
Alere, Inc. 7.88%, 02/01/2016	1,815	1,860
American Renal Holdings Co., Inc. 8.38%, 05/15/2018	435	460
Bausch & Lomb, Inc. 9.88%, 11/01/2015	1,485	1,552
Biomet, Inc. 10.00%, 10/15/2017	200	214
ConvaTec Healthcare E SA 10.50%, 12/15/2018 - 144A	4,905	4,929
DJO Finance LLC / DJO Finance Corp. 8.75%, 03/15/2018 - 144A	870	887
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/01/2018 - 144A	2,575	2,704
12.50%, 11/01/2019 - 144A	1,525	1,380
Physio-Control International, Inc. 9.88%, 01/15/2019 - 144A	1,300	1,385
Teleflex, Inc. 6.88%, 06/01/2019	435	462
Health Care Providers & Services - 2.3%
Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019 - 144A	1,300	1,355
5.88%, 01/31/2022 - 144A	1,085	1,130
GCB U.S. Oncology, Inc. (Escrow Shares) 08/15/2017	1,110	17
HCA Holdings, Inc. 7.75%, 05/15/2021	630	676
HCA, Inc. 6.50%, 02/15/2020	2,380	2,579
7.50%, 02/15/2022	3,410	3,716
9.88%, 02/15/2017	372	404
MultiPlan, Inc. 9.88%, 09/01/2018 - 144A	2,885	3,159
PSS World Medical, Inc. 6.38%, 03/01/2022 - 144A	1,115	1,143
ResCare, Inc. 10.75%, 01/15/2019	1,975	2,187
United Surgical Partners International, Inc. 9.00%, 04/01/2020 - 144A	1,180	1,251

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure - 8.6%
Buffalo Thunder Development Authority 9.38%, 12/15/2014 - 144A Џ ‡	$3,095	$1,099
Caesars Entertainment Operating Co., Inc. 5.38%, 12/15/2013	900	824
5.63%, 06/01/2015	6,260	5,148
8.50%, 02/15/2020 - 144A	3,195	3,219
10.00%, 12/15/2015	1,355	1,192
11.25%, 06/01/2017	2,045	2,232
12.75%, 04/15/2018	1,860	1,460
Carlson Wagonlit BV 6.88%, 06/15/2019 - 144A	1,340	1,374
Choice Hotels International, Inc. 5.75%, 07/01/2022	460	481
Cinemark USA, Inc. 7.38%, 06/15/2021	540	586
Fontainebleau Las Vegas Holdings LLC 10.25%, 06/15/2015 - 144A Џ ‡	5,645	4
Greektown Holdings LLC (Escrow Shares) 10.75%, 12/01/2013 - 144A ə	1,495	¿
Inn of the Mountain Gods Resort & Casino 8.75%, 11/30/2020 - 144A §	386	372
Mandalay Resort Group 7.63%, 07/15/2013	690	707
MCE Finance, Ltd. 10.25%, 05/15/2018	1,725	1,954
MGM Resorts International 5.88%, 02/27/2014	945	969
6.75%, 09/01/2012 - 04/01/2013	2,240	2,291
7.75%, 03/15/2022	3,780	3,902
9.00%, 03/15/2020	555	616
10.38%, 05/15/2014	1,175	1,325
11.13%, 11/15/2017	1,215	1,364
Mohegan Tribal Gaming Authority 10.50%, 12/15/2016 - 144A	2,050	1,784
11.00%, 09/15/2018 - 144A	4,565	3,024
11.50%, 11/01/2017 - 144A §	1,385	1,427
National CineMedia LLC 6.00%, 04/15/2022 - 144A	1,045	1,063
NCL Corp., Ltd. 9.50%, 11/15/2018	2,175	2,360
11.75%, 11/15/2016	2,135	2,450
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. 10.50%, 01/15/2020	2,725	3,018
Peninsula Gaming LLC 8.38%, 08/15/2015	990	1,042
10.75%, 08/15/2017	2,400	2,736
Royal Caribbean Cruises, Ltd. 6.88%, 12/01/2013	365	385
7.25%, 06/15/2016 - 03/15/2018	970	1,048
Ruby Tuesday, Inc. 7.63%, 05/15/2020 - 144A	2,370	2,115
Seven Seas Cruises S de RL, LLC 9.13%, 05/15/2019	1,820	1,879
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance Corp. 8.63%, 04/15/2016 - 144A	595	628
Tunica-Biloxi Gaming Authority 9.00%, 11/15/2015 - 144A §	2,435	2,277
Vail Resorts, Inc. 6.50%, 05/01/2019	555	583

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000's)	Value (000's)
Hotels, Restaurants & Leisure (continued)
Waterford Gaming LLC / Waterford Gaming
Financial Corp.
8.63%, 09/15/2014 - 144A ə §	$2,143	$1,241
WMG Acquisition Corp.
11.50%, 10/01/2018	2,995	3,309
Wynn Las Vegas LLC
7.75%, 08/15/2020	2,730	3,023
Household Durables - 0.1%
Libbey Glass, Inc.
6.88%, 05/15/2020 - 144A	670	688
Household Products - 2.3%
Amscan Holdings, Inc.
8.75%, 05/01/2014	5,060	5,079
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021 - 144A	3,150	3,276
7.13%, 04/15/2019 - 144A	1,885	1,975
7.88%, 08/15/2019 - 144A	985	1,066
9.00%, 04/15/2019 - 144A	670	668
9.88%, 08/15/2019 - 144A	2,410	2,501
Spectrum Brands, Inc.
6.75%, 03/15/2020 - 144A	2,190	2,261
9.50%, 06/15/2018 - 144A	870	983
Independent Power Producers & Energy Traders - 2.1%
AES Corp.
7.38%, 07/01/2021 - 144A	1,075	1,196
Calpine Corp.
7.50%, 02/15/2021 - 144A	5,090	5,496
Edison Mission Energy
7.50%, 06/15/2013	2,750	1,678
GenOn Energy, Inc.
7.88%, 06/15/2017	3,235	3,009
NRG Energy, Inc.
7.88%, 05/15/2021	1,665	1,682
8.25%, 09/01/2020	2,960	3,063
Industrial Conglomerates - 0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,496
Insurance - 0.2%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	1,325	1,375
Internet Software & Services - 0.2%
Equinix, Inc.
7.00%, 07/15/2021	1,100	1,210
IT Services - 0.3%
Alliance Data Systems Corp.
6.38%, 04/01/2020 - 144A	1,000	1,025
Fidelity National Information Services, Inc.
7.63%, 07/15/2017 - 144A	1,095	1,202
Life Sciences Tools & Services - 0.7%
Patheon, Inc.
8.63%, 04/15/2017 - 144A	975	946
Pharmaceutical Product Development, Inc.
9.50%, 12/01/2019 - 144A	4,070	4,451
Machinery - 1.2%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	1,013
JMC Steel Group
8.25%, 03/15/2018 - 144A	1,535	1,523
Manitowoc Co., Inc.
9.50%, 02/15/2018	490	537

	Principal (000's)	Value (000's)
Machinery (continued)
Meritor, Inc.
8.13%, 09/15/2015	$1,075	$1,133
10.63%, 03/15/2018	1,690	1,796
Terex Corp.
10.88%, 06/01/2016	2,585	2,897
Media - 5.2%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049	1,305	10
10.25%, 06/15/2049 - 11/01/2049	1,460	11
AMC Entertainment, Inc.
8.75%, 06/01/2019	535	574
AMC Networks, Inc.
7.75%, 07/15/2021 - 144A	890	981
Cablevision Systems Corp.
7.75%, 04/15/2018	805	857
8.63%, 09/15/2017	1,000	1,115
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A Ώ	2,384	2,312
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00%, 01/15/2019	1,140	1,231
7.25%, 10/30/2017	1,010	1,101
7.38%, 06/01/2020	1,755	1,928
7.88%, 04/30/2018	1,125	1,223
8.13%, 04/30/2020	100	112
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A	385	369
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	1,270	1,384
Crown Media Holdings, Inc.
10.50%, 07/15/2019	770	832
CSC Holdings LLC
6.75%, 11/15/2021 - 144A	185	197
Cumulus Media Holdings, Inc.
7.75%, 05/01/2019	1,090	1,027
DISH DBS Corp.
6.75%, 06/01/2021	2,630	2,840
LBI Media, Inc.
9.25%, 04/15/2019 - 144A	1,490	1,267
MDC Partners, Inc.
11.00%, 11/01/2016	2,240	2,386
MediaCom LLC
9.13%, 08/15/2019	935	1,026
NAI Entertainment Holdings LLC
8.25%, 12/15/2017 - 144A	690	762
National CineMedia LLC
7.88%, 07/15/2021	3,010	3,191
Nielsen Finance LLC
11.50%, 05/01/2016	798	908
11.63%, 02/01/2014	644	737
Regal Cinemas Corp.
8.63%, 07/15/2019	1,330	1,466
Regal Entertainment Group
9.13%, 08/15/2018	1,340	1,474
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,564
Sitel LLC
11.50%, 04/01/2018	680	485

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	$490	$534
9.50%, 06/15/2016	2,865	3,123
XM Satellite Radio, Inc.
13.00%, 08/01/2013 - 144A	2,715	3,027
Metals & Mining - 2.6%
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A	5,280	5,386
8.25%, 11/01/2019 - 144A	2,865	3,037
Molycorp, Inc.
10.00%, 06/01/2020 - 144A	3,370	3,336
New Gold, Inc.
7.00%, 04/15/2020 - 144A	770	793
Novelis, Inc.
8.38%, 12/15/2017	1,145	1,225
8.75%, 12/15/2020	2,205	2,376
Quadra FNX Mining, Ltd.
7.75%, 06/15/2019 - 144A	2,985	3,119
SunCoke Energy, Inc.
7.63%, 08/01/2019	1,085	1,061
Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 07/15/2017	650	659
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	1,855	2,155
Berry Petroleum Co.
6.38%, 09/15/2022	2,745	2,834
Bill Barrett Corp.
7.63%, 10/01/2019	1,405	1,405
9.88%, 07/15/2016	340	376
Chesapeake Oilfield Operating LLC /
Chesapeake Oilfield Finance, Inc.
6.63%, 11/15/2019 - 144A	875	788
Cloud Peak Energy Resources LLC
8.50%, 12/15/2019	2,735	2,838
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	4,082	4,347
Concho Resources, Inc.
6.50%, 01/15/2022	1,070	1,113
7.00%, 01/15/2021	1,325	1,418
CONSOL Energy, Inc.
8.00%, 04/01/2017	1,335	1,385
Continental Resources, Inc.
5.00%, 09/15/2022 - 144A	2,005	2,035
7.13%, 04/01/2021	545	608
7.38%, 10/01/2020	230	256
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360	1,489
9.75%, 03/01/2016	3,875	4,258
EP Energy LLC / EP Energy Finance, Inc.
6.88%, 05/01/2019 - 144A	3,385	3,537
9.38%, 05/01/2020 - 144A	2,490	2,580
Frontier Oil Corp.
6.88%, 11/15/2018	445	463
Halcon Resources Corp.
9.75%, 07/15/2020 - 144A	1,845	1,820
Harvest Operations Corp.
6.88%, 10/01/2017 - 144A	645	685
HollyFrontier Corp.
9.88%, 06/15/2017	1,510	1,661

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp.
8.13%, 12/01/2019 - 144A	$3,020	$3,111
Laredo Petroleum, Inc.
7.38%, 05/01/2022 - 144A	660	686
Newfield Exploration Co.
5.63%, 07/01/2024	2,265	2,316
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755	747
6.88%, 01/15/2023	2,510	2,519
OGX Austria GmbH
8.50%, 06/01/2018 - 144A	2,145	1,909
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020 - 144A	100	100
PDC Energy, Inc.
12.00%, 02/15/2018	1,170	1,252
Peabody Energy Corp.
6.00%, 11/15/2018 - 144A	3,815	3,796
6.25%, 11/15/2021 - 144A	3,270	3,237
Penn Virginia Resource Partners, LP / Penn
Virginia Resource Finance Corp. II
8.38%, 06/01/2020 - 144A	950	964
PetroBakken Energy, Ltd.
8.63%, 02/01/2020 - 144A	2,455	2,443
Quicksilver Resources, Inc.
11.75%, 01/01/2016	1,890	1,840
Range Resources Corp.
6.75%, 08/01/2020	1,320	1,432
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	899
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049	2,985	134
SM Energy Co.
6.50%, 01/01/2023 - 144A	1,445	1,456
Venoco, Inc.
8.88%, 02/15/2019	2,995	2,725
11.50%, 10/01/2017	430	452
WPX Energy, Inc.
5.25%, 01/15/2017	615	623
6.00%, 01/15/2022	2,725	2,711
Paper & Forest Products - 0.9%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	492
9.00%, 11/01/2017	1,835	2,028
Domtar Corp.
10.75%, 06/01/2017	1,540	1,979
Sappi Papier Holding GmbH
6.63%, 04/15/2021 - 144A	2,995	2,830
Personal Products - 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015	2,150	2,301
Pharmaceuticals - 0.3%
Endo Health Solutions, Inc.
7.00%, 07/15/2019 - 12/15/2020	2,030	2,204
7.25%, 01/15/2022	450	488
Professional Services - 0.9%
TransUnion Holding Co., Inc.
9.63%, 06/15/2018 - 144A	3,195	3,451
TransUnion LLC / TransUnion Financing Corp.
11.38%, 06/15/2018	3,035	3,570

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts - 0.2%
American Tower Corp.
5.05%, 09/01/2020	$1,790	$1,880
Real Estate Management & Development - 1.0%
CBRE Services, Inc.
6.63%, 10/15/2020	2,470	2,618
11.63%, 06/15/2017	4,465	5,068
Road & Rail - 0.9%
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
9.63%, 03/15/2018	2,480	2,716
9.75%, 03/15/2020	2,165	2,406
Hertz Corp.
7.50%, 10/15/2018	735	788
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	600	660
Semiconductors & Semiconductor Equipment - 0.0%¥
Advanced Micro Devices, Inc.
7.75%, 08/01/2020	205	226
Software - 1.2%
First Data Corp.
7.38%, 06/15/2019 - 144A	2,535	2,586
Lawson Software, Inc.
9.38%, 04/01/2019 - 144A	1,605	1,713
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.13%, 06/01/2018	4,375	4,911
Specialty Retail - 4.3%
Academy, Ltd.
9.25%, 08/01/2019 - 144A	2,170	2,354
Express LLC
8.75%, 03/01/2018	5,145	5,556
J Crew Group, Inc.
8.13%, 03/01/2019	485	501
Ltd. Brands, Inc.
5.63%, 02/15/2022	3,365	3,466
6.63%, 04/01/2021	4,135	4,517
8.50%, 06/15/2019	2,650	3,114
Michaels Stores, Inc.
7.75%, 11/01/2018	495	522
11.38%, 11/01/2016	1,010	1,073
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	3,325	3,633
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 06/01/2022	3,320	3,474
6.88%, 11/15/2019	260	283
Toys “R” Us - Delaware, Inc.
7.38%, 09/01/2016 - 144A	1,440	1,426
Toys “R” Us, Inc.
7.88%, 04/15/2013	3,510	3,580
Textiles, Apparel & Luxury Goods - 0.5%
Oxford Industries, Inc.
11.38%, 07/15/2015	645	683
PVH Corp.
7.75%, 11/15/2023	2,795	3,256
Trading Companies & Distributors - 1.2%
Aircastle, Ltd.
6.75%, 04/15/2017	970	980
7.63%, 04/15/2020	485	492
UR Merger Sub Corp.
7.38%, 05/15/2020 - 144A	4,950	5,173
8.25%, 02/01/2021	290	309
10.25%, 11/15/2019	1,075	1,209
10.88%, 06/15/2016	930	1,045

	Principal (000’s)	Value (000’s)
Transportation Infrastructure - 0.1%
CHC Helicopter SA
9.25%, 10/15/2020	$1,135	$1,109
Wireless Telecommunication Services - 4.2%
Digicel Group, Ltd.
8.88%, 01/15/2015	3,230	3,262
9.13%, 01/15/2015 - 144A Ώ	350	354
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,705	2,752
12.00%, 04/01/2014 - 144A	1,445	1,604
iPCS, Inc.
3.72%, 05/01/2014	880	851
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	2,515	2,518
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013	196	197
NII Capital Corp.
8.88%, 12/15/2019	250	227
SBA Telecommunications, Inc.
8.00%, 08/15/2016	622	662
8.25%, 08/15/2019	429	470
Sprint Nextel Corp.
6.00%, 12/01/2016	5,345	5,118
8.38%, 08/15/2017	5,265	5,397
9.00%, 11/15/2018 - 144A	7,165	8,006
9.13%, 03/01/2017 - 144A	995	1,045

Total Corporate Debt Securities (cost $653,553)		671,661

STRUCTURED NOTES DEBT - 0.8%
Diversified Telecommunication Services - 0.5%
Intelsat Luxembourg SA
11.50%, 02/04/2017 - 144A Ώ	3,335	3,443
Media - 0.3%
Catalina Marketing Corp.
11.63%, 10/01/2017 - 144A * §	2,828	2,517
LBI Media Holdings, Inc.
11.00%, 10/15/2013 *	360	162

Total Structured Notes Debt (cost $6,621)		6,122

CONVERTIBLE BOND - 0.0% ¥
Independent Power Producers & Energy Traders - 0.0% ¥
Mirant Corp. (Escrow Certificates)
2.50%, 06/15/2021 ə	1,220	¿
Total Convertible Bond (cost $¿)
LOAN ASSIGNMENTS - 6.3%
Automobiles - 0.2%
Chrysler Group LLC, Tranche B
6.00%, 05/24/2017 *	1,386	1,394
Building Products - 0.4%
Panolam Industries International, Inc., 1st Lien
8.25%, 12/31/2013 *	2,167	2,124
Panolam Industries International, Inc., 2nd Lien
10.00%, 06/30/2014 ə	886	844
Chemicals - 0.7%
Ineos US Finance LLC
0.00%, 05/04/2018 *	4,000	3,908
PetroLogistics LP, Trance B
7.00%, 03/23/2017 *	1,257	1,266
Diversified Financial Services - 0.6%
AlixPartners LLP, 2nd Lien
10.75%, 11/29/2019	2,300	2,254

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Nuveen Investments, Inc., 2nd Lien 8.25%, 02/28/2019 *	$2,000	$2,000
Electric Utilities - 0.4%
Texas Competitive Electric Holdings Co. LLC, Non-Extended 3.74%, 10/10/2014 *	4,791	2,999
Food Products - 0.3%
Del Monte Corp. 4.50%, 03/08/2018 *	2,685	2,638
Hotels, Restaurants & Leisure - 0.1%
Cannery Casino Resorts LLC, 2nd Lien 4.50%, 05/16/2014 *	860	800
Household Products - 0.4%
Amscan Holdings, Inc., Tranche B 6.75%, 12/04/2017 *	3,242	3,234
Insurance - 0.8%
Asurion LLC Second Lien 9.00%, 05/24/2019 *	1,800	1,838
Lone Star Intermediate Super Holdings LLC, Tranche B 11.00%, 09/02/2019 *	4,300	4,401
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp. 8.50%, 12/01/2017 *	3,500	3,467
Ep Energy Corp., Tranche B 6.50%, 04/24/2018	1,500	1,511
Personal Products - 0.5%
Revlon Consumer Products Corp., Tranche B 4.75%, 11/17/2017 *	3,810	3,782
Pharmaceuticals - 0.7%
Axcan Intermediate Holdings, Inc., Tranche B 5.50%, 02/10/2017 *	2,364	2,287
Quintiles Transnational Holdings, Inc. 7.50%, 02/22/2017	3,400	3,409
Software - 0.2%
First Data Corp., Non-Extended 2.99%, 09/24/2014 *	1,314	1,258
Specialty Retail - 0.2%
Academy, Ltd. 6.00%, 08/03/2018 *	1,493	1,497
Transportation Infrastructure - 0.2%
CEVA Logistics US Holdings, Inc. 4.47%, 08/31/2016 - 08/31/2016 *	1,070	1,005
EGL, Inc. 5.65%, 08/31/2016 *	959	900

Total Loan Assignments (cost $49,461)		48,816

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., 4.50%	12,015	964
Total Convertible Preferred Stock (cost $1,173)

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I, 8.13% *	87,120	2,095
Total Preferred Stock (cost $2,200)

	Shares	Value (000’s)
COMMON STOCKS - 0.4%
Airlines - 0.0% ¥
Delta Air Lines, Inc. ‡	13,451	$147
Building Products - 0.4%
Panolam Holdings Co. ‡ ə § Δ	1,803	2,939
Hotels, Restaurants & Leisure - 0.0% ¥
Greektown Superholdings, Inc. ‡	1,131	58
Independent Power Producers & Energy Traders - 0.0% ¥
Mirant Corp. (Escrow Certificates) ‡ ə	550,000	◆
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. - Class A ‡	7,723	247

Total Common Stocks (cost $3,797)		3,391

INVESTMENT COMPANY - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Adelphia Recovery Trust ə	2,697,805	◆
Total Investment Company (cost $2,641)

RIGHT - 0.0% ¥
Hotels, Restaurants & Leisure - 0.0% ¥
BLB Contingent Value Rights ‡ § Δ	2,010	9
Total Right (cost $2,010)

WARRANTS - 0.0% ¥
Food Products - 0.0% ¥
American Seafoods Group LLC ‡
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	25
Media - 0.0% ¥
Reader’s Digest Association, Inc. ‡ ə § Δ
Expiration: 02/19/2014
Exercise Price: $47.35	13,112	◆
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	73

Total Warrants (cost $◆ )		98

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $42,027 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $42,867.	$42,027	42,027
Total Repurchase Agreement (cost $42,027)

Total Investment Securities (cost $767,242) Õ		775,183
Other Assets and Liabilities - Net		(2,810)

Net Assets		$772,373

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Џ	In default.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $5,024, or 0.65% of the portfolio’s net assets.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
◆	Amount is less than 1.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $767,242. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,867 and $29,926, respectively. Net unrealized appreciation for tax purposes is $7,941.
§	Illiquid. Total aggregate market value of illiquid securities is $11,946, or 1.55% of the portfolio’s net assets.
Δ	Restricted Security. At 06/30/2012, the portfolio owned the respective securities which were restricted to public resale as follows:

Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Panolam Holdings Co.	12/29/2009	$3,080	$2,939	0.38%
BLB Contingent Value Rights	11/22/2010	2,010	9	0.00	*
Reader’sDigest Association, Inc.	05/18/2010	◆	◆	0.00	*

		$5,090	$2,948	0.38%

* Percentage rounds to less than 0.01%.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $281,049, or 36.39% of the portfolio’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$452	$—	$2,939	$3,391
Convertible Bonds	—	—	◆	◆
Convertible Preferred Stock	964	—	—	964
Corporate Debt Securities	—	670,420	1,241	671,661
Investment Company	—	—	◆	◆
Loan Assignments	—	48,816	—	48,816
Preferred Corporate Debt Security	—	—	◆	◆
Preferred Stock	2,095	—	—	2,095
Repurchase Agreement	—	42,027	—	42,027
Right	—	9	—	9
Structured Notes Debt	—	6,122	—	6,122
Warrants	98	—	◆	98

Total	$3,609	$767,394	$4,180	$775,183

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities
Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3 Y	Transfers out of Level 3 j	Ending Balance at 06/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 ƒ
Common Stocks	$4,497	$—	$(4,116)	$—	$3,608	$(1,050)	$—	$—	$2,939	$1,399
Convertible Bonds	¿	—	—	—	—	—	—	—	¿	—
Investment Company	—	—	—	—	—	—	¿	—	¿	—
Corporate Debt Securities	1,355	—	(210)	(15)	3	242	—	(134)	1,241	108
Loan Assignments	7,411	—	(7,438)	3	¿	24	—	—	—	—
Preferred Corporate Debt Securities	¿	—	—	—	—	—	—	—	¿	—
Warrants	¿	—	—	—	—	—	—	—	¿	—

Total	$13,263	$—	$(11,764)	$(12)	$3,611	$(784)	$—	$(134)	$4,180	$1,507

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Y	Transferred into Level 3 because of unavailability of observable inputs.
j	Transferred out of Level 3 because of availability of observable inputs.
¿	Amount is less than 1.
₪	Total aggregate market value of Level 3 securities is 0.54% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury Bond
3.00%, 05/15/2042	$347	$363
3.13%, 02/15/2042	71	76
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	158	166
2.13%, 02/15/2041	113	161
U.S. Treasury Note
0.38%, 06/15/2015	865	864
0.50%, 08/15/2014	95	95
0.63%, 05/31/2017	160	159
0.75%, 06/30/2017	155	155
1.00%, 06/30/2019	335	332
1.13%, 05/31/2019	330	331
1.75%, 05/15/2022	2,786	2,810

Total U.S. Government Obligations (cost $5,525)		5,512

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%
Fannie Mae
1.95%, 10/09/2019 ▲	280	227
3.09%, 03/01/2041 *	78	81
3.15%, 03/01/2041 *	70	73
3.31%, 12/01/2040 *	84	89
3.48%, 09/01/2041 *	95	100
3.50%, 11/01/2026 - 06/01/2042	2,162	2,284
4.00%, 02/01/2025 - 06/01/2042	3,212	3,449
4.50%, 02/01/2025 - 06/01/2041	3,291	3,549
5.00%, 09/01/2033 - 12/01/2035	622	678
5.50%, 09/01/2034 - 08/01/2037	610	670
6.00%, 05/01/2038 - 04/01/2040	453	499
6.50%, 05/01/2040	443	500
Fannie Mae, TBA
2.50%	100	103
4.50%	100	107
6.00%	1,600	1,758
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/2017 - 144A	350	412
Freddie Mac
2.87%, 12/25/2021	220	230
3.04%, 02/01/2041 *	77	80
3.97%, 01/25/2021 *	120	135
5.00%, 03/01/2038	700	754
Freddie Mac, IO
1.70%, 12/25/2018 *	280	23
Freddie Mac, TBA
4.50%	100	107
FREMF Mortgage Trust
4.16%, 11/25/2044 - 144A *	20	17
Ginnie Mae
1.39%, 11/20/2059 *	463	475
Ginnie Mae, TBA
4.00%	400	437
4.50%	800	875
5.00%	800	880
Resolution Funding Corp., Interest STRIPS
1.43%, 07/15/2018 ▲	250	230
1.47%, 10/15/2018 ▲	250	229
Tennessee Valley Authority
5.25%, 09/15/2039	60	78

Total U.S. Government Agency Obligations (cost $18,704)		19,129

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2023	EUR	459	$587
Poland Government International Bond 5.00%, 03/23/2022		$40	44
Republic of Brazil 7.13%, 01/20/2037		25	36
Republic of South Africa 5.50%, 03/09/2020		100	115
Russian Federation - Reg S 7.50%, 03/31/2030		221	266
United Mexican States 5.13%, 01/15/2020		180	211

Total Foreign Government Obligations (cost $1,256)			1,259

MORTGAGE-BACKED SECURITIES - 4.8%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2 1.09%, 02/25/2035 *		69	67
Banc of America Large Loan, Inc. Series 2010-HLTN, Class HLTN 1.99%, 11/15/2015 - 144A *		117	111
Series 2010-UB4, Class A4A 5.04%, 12/20/2041 - 144A *		100	105
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class A4 5.12%, 10/10/2045 *		250	279
Series 2007-1, Class AMFX 5.48%, 01/15/2049 *		10	10
Series 2007-3, Class A4 5.81%, 06/10/2049 *		60	68
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A3 5.74%, 06/11/2050		115	120
Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2 0.46%, 12/25/2046 *		959	174
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM 5.35%, 12/10/2046		55	56
Commercial Mortgage Pass-Through Certificates, IO Series 2012-CR1, Class XA 2.45%, 05/15/2045 *		999	138
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class AM 6.01%, 06/15/2038 *		40	42
Series 2010-RR1, Class 2A 5.70%, 09/15/2040 - 144A *		90	100
Series 2010-RR2, Class 2A 5.97%, 09/15/2039 - 144A *		120	133
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22%, 08/15/2048		200	221
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2007-1, Class 1A3B 0.39%, 08/25/2037 *		365	226

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust Series 2010-ESHA, Class B 4.22%, 11/05/2027 - 144A	$140	$141
GE Capital Commercial Mortgage Corp. Series 2007-C1, Class AAB 5.48%, 12/10/2049	95	99
GMAC Mortgage Corp., Loan Trust Series 2005-AR1, Class 3A 3.22%, 03/18/2035 *	389	343
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AJ 6.07%, 07/10/2038 *	40	36
Impac CMB Trust Series 2004-6, Class 1A1 1.05%, 10/25/2034 *	162	131
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 5.56%, 09/25/2037 *	296	234
IndyMac Index Mortgage Loan Trust Series 2007-AR15, Class 2A1 4.83%, 08/25/2037 *	358	247
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8, Class A1A 4.16%, 01/12/2039 - 144A	194	200
Series 2004-LN2, Class A2
5.12%, 07/15/2041	90	96
Series 2006-CB14, Class AM
5.64%, 12/12/2044 *	50	51
Series 2007-CB18, Class A3
5.45%, 06/12/2047	88	92
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	190	203
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AM 5.46%, 02/15/2040	35	37
Merrill Lynch Mortgage Investors, Inc. Series 2004-A3, Class 4A3 4.97%, 05/25/2034 *	108	108
Merrill Lynch Mortgage Trust Series 2004-KEY2, Class A4 4.86%, 08/12/2039 *	60	64
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049	200	220
MLCC Mortgage Investors, Inc. Series 2003-F, Class A1 0.89%, 10/25/2028 *	132	120
Morgan Stanley Capital I, Inc. Series 2007-HQ12, Class A2FX 5.78%, 04/12/2049 *	79	81
Morgan Stanley Capital I, Inc., IO Series 2012-C4, Class XA 2.89%, 03/15/2045 - 144A *	508	77
Morgan Stanley Re-REMIC Trust 2.00%, 07/27/2049	93	94

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Series 2011-IO, Class A 2.50%, 03/23/2051 - 144A	92	93
S2 Hospitality LLC Series 2012-LV1, Class A 4.50%, 04/15/2025 - 144A	100	100
Structured Asset Mortgage Investments, Inc. Series 2003-AR4, Class A1 0.94%, 01/19/2034 *	$229	$196
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4 3.53%, 05/10/2063	40	41
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 6.10%, 02/15/2051 *	240	269

Total Mortgage-Backed Securities (cost $6,091)		5,223

ASSET-BACKED SECURITIES - 2.8%
AH Mortgage Advance Trust Series SART-3, Class 1A1 2.98%, 03/13/2043 - 144A	100	101
AmeriCredit Automobile Receivables Trust Series 2011-5, Class C 3.44%, 10/08/2017	40	41
Series 2012-2, Class C 2.64%, 10/10/2017	40	41
Series 2012-2, Class D 3.38%, 04/09/2018	50	50
Series 2012-3, Class C 2.42%, 05/08/2018	40	40
Series 2012-3, Class D 3.03%, 07/09/2018	30	30
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64%, 05/20/2016 - 144A	100	108
CarMax Auto Owner Trust Series 2012-1, Class B 1.76%, 08/15/2017	25	25
Series 2012-1, Class C 2.20%, 10/16/2017	15	15
Series 2012-1, Class D 3.09%, 08/15/2018	15	15
Education Funding Capital Trust I Series 2003-3, Class A7 2.43%, 12/15/2042 * ə	150	123
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07%, 09/15/2015 - 144A	35	35
Series 2010-5, Class D 2.41%, 09/15/2015 - 144A	15	15
Series 2011-2, Class C 2.37%, 09/15/2015	40	40
Series 2011-2, Class D 2.86%, 09/15/2015	30	30
Series 2012-1, Class C 1.74%, 01/15/2016 *	100	100
Series 2012-1, Class D 2.34%, 01/15/2016 *	100	100
Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, 03/25/2016 - 144A	120	132
Hyundai Auto Receivables Trust Series 2012-A, Class D 2.61%, 05/15/2018	30	30
Nelnet Student Loan Trust Series 2008-3, Class A4 2.12%, 11/25/2024 *	100	104

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
PFS Financing Corp. Series 2012-AA, Class A 1.44%, 02/15/2016 - 144A *	$100	$100
Santander Consumer Acquired Receivables Trust Series 2011-S1A, Class B 1.66%, 08/15/2016 - 144A	195	195
Series 2011-S1A, Class C 2.01%, 08/15/2016 - 144A	201	200
Series 2011-WO, Class C 3.19%, 10/15/2015 - 144A	70	70
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89%, 07/17/2017	130	135
Series 2011-1, Class D 4.01%, 02/15/2017	100	102
Series 2011-S1A, Class B 1.48%, 07/15/2013 - 144A	127	127
Series 2011-S1A, Class D 3.10%, 03/15/2013 - 144A	52	53
Series 2012-1, Class B 2.72%, 05/16/2016	25	25
Series 2012-1, Class C 3.78%, 11/15/2017	35	36
Series 2012-3, Class B 1.94%, 12/15/2016	85	85
Series 2012-3, Class C 3.01%, 04/16/2018	110	110
Series 2012-3, Class D 3.64%, 05/15/2018	95	95
Series 2012-4, Class C 2.94%, 12/15/2017	20	20
Series 2012-4, Class D 3.50%, 06/15/2018	25	25
Scholar Funding Trust Series 2011-A, Class A 1.37%, 10/28/2043 - 144A *	129	126
SLM Student Loan Trust Series 2004-B, Class A2 0.67%, 06/15/2021 *	177	171
Series 2012-C, Class A1 1.34%, 08/15/2023 - 144A *	100	100
Series 2012-C, Class A2 3.31%, 10/15/2046 - 144A	135	135

Total Asset-Backed Securities (cost $3,070)		3,085

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	45	52
5.50%, 06/15/2043	55	64

Total Municipal Government Obligations (cost $99)		116

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Capital Markets - 0.0% ¥
State Street Capital Trust IV
1.47%, 06/15/2037 *	10	7
Commercial Banks - 0.2%
Capital One Capital V
10.25%, 08/15/2039	25	26
Capital One Capital VI
8.88%, 05/15/2040 ^	70	70
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	65	65

	Principal (000’s)	Value (000’s)
Diversified Financial Services - 0.0%¥
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037	$25	$25
Lehman Brothers Holdings Capital Trust VII
5.86%, 08/02/2012 ‡ Џ ə Ž §	200	◆
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 ‡ Џ ə	120	◆
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	100	111

Total Preferred Corporate Debt Securities (cost $573)		304

CORPORATE DEBT SECURITIES - 11.9%
Aerospace & Defense - 0.1%
Sequa Corp.
11.75%, 12/01/2015 - 144A	30	32
United Technologies Corp.
3.10%, 06/01/2022	20	21
4.50%, 06/01/2042	10	11
Auto Components - 0.0%¥
BorgWarner, Inc.
4.63%, 09/15/2020	30	33
Automobiles - 0.0%
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 ə	453	◆
Capital Markets - 0.3%
BP Capital Markets PLC
3.13%, 10/01/2015 ^	40	43
3.88%, 03/10/2015 ^	100	107
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	125	131
Chemicals - 0.1%
Dow Chemical Co.
4.13%, 11/15/2021 ^	40	43
Westlake Chemical Corp.
6.63%, 01/15/2016 ^	17	17
Commercial Banks - 1.1%
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	100	110
Credit Suisse
5.40%, 01/14/2020	25	26
Glitnir Banki HF
6.33%, 07/28/2011 - 144A ‡ Џ	160	43
6.69%, 06/15/2016 - 144A * ‡ Џ ə	380	◆
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	200	203
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	150	155
HSBC Holdings PLC
6.10%, 01/14/2042 ^	35	43
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A ‡ Џ	140	7
Sparebank 1 Boligkreditt AS
2.30%, 06/30/2017 - 144A ^	200	201
Toronto-Dominion Bank
1.63%, 09/14/2016 - 144A	250	255
Wells Fargo & Co.
3.50%, 03/08/2022 ^	120	123
Construction Materials - 0.0%¥
Lafarge SA
7.13%, 07/15/2036 ^	$17	$17

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Consumer Finance - 0.1%
SLM Corp. 6.25%, 01/25/2016	$78	$82
Diversified Financial Services - 1.7%
Bank of America Corp. 3.88%, 03/22/2017 ^	60	61
5.70%, 01/24/2022 ^	170	187
6.50%, 08/01/2016 ^	40	44
7.63%, 06/01/2019	25	29
Caisse Centrale Desjardins du Quebec 1.60%, 03/06/2017 - 144A^	250	253
2.55%, 03/24/2016 - 144A	250	263
Citigroup, Inc.
4.45%, 01/10/2017 ^	30	31
4.59%, 12/15/2015	345	362
JPMorgan Chase & Co. 3.15%, 07/05/2016	51	52
JPMorgan Chase Bank NA 6.00%, 10/01/2017	250	280
Kaupthing Bank Hf 7.13%, 05/19/2016 - 144A ‡ Џ ə	130	◆
Kaupthing Bank Hf - Series 1 7.63%, 02/28/2015 - 144A ‡ Џ	710	181
Lehman Brothers Holdings, Inc. 6.75%, 12/28/2017 ə	480	◆
Lehman Brothers Holdings Prod (Escrow shares) 1.00%, 02/06/2049	100	23
Swiss Re Capital I LP 6.85%, 05/25/2016 - 144A * Ž	70	64
Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	44	46
8.50%, 11/01/2019	50	55
Level 3 Financing, Inc. 8.13%, 07/01/2019 ^	64	66
8.75%, 02/15/2017 ^	11	11
Sprint Capital Corp. 6.88%, 11/15/2028 ^	24	19
Verizon Communications, Inc. 3.50%, 11/01/2021 ^	50	53
6.10%, 04/15/2018	63	78
6.40%, 02/15/2038 ^	37	48
Electric Utilities - 1.1%
Alabama Power Co. 3.95%, 06/01/2021	55	60
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	37	42
8.88%, 11/15/2018 ^	7	9
Duke Energy Carolinas LLC 4.25%, 12/15/2041 ^	50	54
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/2020	336	366
Georgia Power Co. 3.00%, 04/15/2016 ^	100	107
Hydro Quebec 8.05%, 07/07/2024	240	355
8.40%, 01/15/2022	95	137

	Principal (000’s)	Value (000’s)
Jersey Central Power & Light Co. 7.35%, 02/01/2019	30	38
Trans-Allegheny Interstate Line Co. 4.00%, 01/15/2015 - 144A	30	32
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co., LLC 6.50%, 04/01/2020 ^	$75	$87
Ensco PLC 3.25%, 03/15/2016	20	21
4.70%, 03/15/2021 ^	45	49
Pride International, Inc. 6.88%, 08/15/2020	30	37
Rockies Express Pipeline LLC 3.90%, 04/15/2015 - 144A	5	5
Transocean, Inc. 5.05%, 12/15/2016	90	98
6.00%, 03/15/2018	70	78
6.50%, 11/15/2020	142	161
Food Products - 0.2%
Kraft Foods Group, Inc. 3.50%, 06/06/2022 - 144A ^	65	67
5.00%, 06/04/2042 - 144A	18	19
Kraft Foods, Inc. 6.50%, 08/11/2017	35	42
6.50%, 02/09/2040 ^	70	90
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.25%, 11/15/2015	138	155
Health Care Providers & Services - 0.1%
HCA, Inc. 6.30%, 10/01/2012	6	6
6.50%, 02/15/2020 ^	20	22
Tenet Healthcare Corp. 6.25%, 11/01/2018 ^	55	57
10.00%, 05/01/2018 ^	45	52
UnitedHealth Group, Inc. 3.38%, 11/15/2021	15	16
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018 ^	50	34
MGM Resorts International 10.38%, 05/15/2014 ^	50	56
11.13%, 11/15/2017 ^	120	135
Station Casinos, Inc. 6.88%, 03/01/2016 ‡ Џ ə	10	◆
Wyndham Worldwide Corp. 4.25%, 03/01/2022	80	81
Household Products - 0.1%
Reynolds Group Issuer, Inc. 6.88%, 02/15/2021 - 144A^	110	114
Independent Power Producers & Energy Traders - 0.0% ¥
Exelon Generation Co. LLC 4.25%, 06/15/2022 - 144A	30	30
Insurance - 1.2%
Allianz Finance II BV 5.75%, 07/08/2041 *	EUR100	114
American International Group, Inc. 3.80%, 03/22/2017 ^	$106	108
4.88%, 06/01/2022	80	82
5.45%, 05/18/2017 ^	45	49
8.18%, 05/15/2058 *	25	27
AXA SA 5.25%, 04/16/2040 *	EUR50	50
Hartford Financial Services Group, Inc. 6.00%, 01/15/2019	$40	43
Lincoln National Corp. 7.00%, 06/15/2040	50	59

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Insurance (continued)
Manulife Financial Corp.
3.40%, 09/17/2015	$110	$113
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	200	201
5.13%, 06/10/2014 - 144A	100	107
Prudential Financial, Inc.
4.75%, 09/17/2015 ^	140	151
5.38%, 06/21/2020 ^	120	133
XL Group PLC
6.50%, 04/15/2017 * Ž ^	60	49
Machinery - 0.0% ¥
Joy Global, Inc.
5.13%, 10/15/2021	25	27
Media - 1.0%
CBS Corp.
4.63%, 05/15/2018 ^	20	22
5.75%, 04/15/2020 ^	30	35
8.88%, 05/15/2019	30	40
CCH II LLC
13.50%, 11/30/2016 ^	100	112
Clear Channel Worldwide Holdings, Inc.- Series B
9.25%, 12/15/2017	80	87
Comcast Corp.
4.65%, 07/15/2042	76	76
5.88%, 02/15/2018	99	116
6.45%, 03/15/2037	50	61
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	95	133
CSC Holdings LLC
8.50%, 04/15/2014 ^	31	34
8.63%, 02/15/2019 ^	5	6
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 ^	25	25
6.38%, 03/01/2041	55	63
NBCUniversal Media LLC
4.38%, 04/01/2021	97	107
News America, Inc.
6.40%, 12/15/2035 ^	5	6
6.65%, 11/15/2037	10	12
Time Warner Cable, Inc.
5.50%, 09/01/2041 ^	60	65
5.88%, 11/15/2040	55	62
Time Warner, Inc.
4.70%, 01/15/2021 ^	30	33
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017 ^	20	20
Novelis, Inc.
8.75%, 12/15/2020	110	118
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.
5.90%, 12/01/2016	95	110
7.45%, 07/15/2017	75	91
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016	70	71
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	140	174

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	$163	$185
6.38%, 09/15/2017 ^	85	99
CONSOL Energy, Inc.
8.25%, 04/01/2020 ^	140	147
Energy Transfer Partners, LP
6.50%, 02/01/2042	100	107
Enterprise Products Operating LLC
6.30%, 09/15/2017	150	179
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	50	64
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018 ^	100	116
6.38%, 03/01/2041	20	23
6.55%, 09/15/2040	15	17
Laredo Petroleum, Inc.
7.38%, 05/01/2022 - 144A	60	62
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	80	78
Marathon Petroleum Corp.
6.50%, 03/01/2041	132	150
MEG Energy Corp.
6.50%, 03/15/2021 - 144A ^	110	112
Nexen, Inc.
7.50%, 07/30/2039 ^	65	76
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A^	45	45
Petrobras International Finance Co.
3.88%, 01/27/2016 ^	160	165
5.75%, 01/20/2020	150	164
Plains Exploration & Production Co.
10.00%, 03/01/2016 ^	10	11
Range Resources Corp.
5.75%, 06/01/2021	10	10
7.25%, 05/01/2018 ^	90	95
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 §	25	1
Valero Energy Corp.
6.63%, 06/15/2037	30	34
Western Gas Partners, LP
4.00%, 07/01/2022	40	40
5.38%, 06/01/2021 ^	85	94
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 ^	75	82
6.00%, 11/15/2041 ^	60	68
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	25	26
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	50	53
Professional Services - 0.0% ¥
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A	45	46
Real Estate Investment Trusts - 0.2%
ERP Operating, LP
4.63%, 12/15/2021 ^	55	60
Ventas Realty, LP
4.75%, 06/01/2021	35	36
Vornado Realty, LP
5.00%, 01/15/2022	135	143

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Real Estate Management & Development - 0.0% ¥
Realogy Corp. 7.88%, 02/15/2019 - 144A ^	$55	$54
Software - 0.1%
First Data Corp. 7.38%, 06/15/2019 - 144A ^	35	36
8.25%, 01/15/2021 - 144A ^	5	5
Oracle Corp. 5.38%, 07/15/2040 ^	35	43
Specialty Retail - 0.0% ¥
QVC, Inc. 7.50%, 10/01/2019 - 144A	45	50
Trading Companies & Distributors - 0.1%
UR Merger Sub Corp. 7.63%, 04/15/2022 - 144A ^	100	105
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.13%, 05/11/2015 - 144A	75	75
Wireless Telecommunication Services - 0.4%
Cricket Communications, Inc. 7.75%, 05/15/2016	50	53
Crown Castle Towers LLC 6.11%, 01/15/2020 - 144A ^	200	232
MetroPCS Wireless, Inc. 7.88%, 09/01/2018 ^	4	4
SBA Tower Trust 5.10%, 04/17/2017 - 144A	40	44
Sprint Nextel Corp. 9.00%, 11/15/2018 - 144A ^	70	78

Total Corporate Debt Securities (cost $13,868)		12,980

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust 2.22%, 05/12/2014 - 144A *	234	234
Total Structured Notes Debt (cost $234)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.19%, 05/30/2013 ▲ g	65	65
Total Short-Term U.S. Government Obligation (cost $65)

	Shares	Value (000’s)
PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.0% ¥
Citigroup Capital XIII, 7.88% *	1,692	46
U.S. Government Agency Obligation - 0.1%
Fannie Mae, 0.00% *	600	1
Fannie Mae, 8.25% *	10,800	18
Freddie Mac, 8.38% *	14,925	33

Total Preferred Stocks (cost $720)		98

COMMON STOCKS - 58.7%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	4,023	225
United Technologies Corp. ^	13,131	991
Air Freight & Logistics - 0.8%
FedEx Corp.	2,970	272
United Parcel Service, Inc. - Class B ^	8,057	635

	Principal (000’s)	Value (000’s)
Airlines - 0.1%
Southwest Airlines Co.	6,801	$63
Auto Components - 0.1%
Johnson Controls, Inc.	5,388	149
Automobiles - 0.2%
General Motors Co. ‡ ^	13,065	257
Motors Liquidation Co. GUC Trust ‡	464	6
Beverages - 1.8%
Coca-Cola Co.	18,188	1,422
Coca-Cola Enterprises, Inc.	3,844	108
Constellation Brands, Inc. - Class A ‡ ^	1,441	39
Dr. Pepper Snapple Group, Inc. ^	3,678	161
PepsiCo, Inc.	3,071	217
Biotechnology - 1.1%
Biogen Idec, Inc. ‡	4,045	584
Celgene Corp. ‡	8,371	537
Vertex Pharmaceuticals, Inc. ‡	1,464	82
Building Products - 0.1%
Masco Corp. ^	7,209	100
Capital Markets - 1.4%
Ameriprise Financial, Inc.	1,771	93
Bank of New York Mellon Corp. ^	10,671	234
Goldman Sachs Group, Inc.	3,117	299
Invesco, Ltd.	16,920	382
State Street Corp. ^	9,199	411
TD Ameritrade Holding Corp. ^	3,607	61
Chemicals - 1.4%
Air Products & Chemicals, Inc.	6,240	504
CF Industries Holdings, Inc.	733	142
Dow Chemical Co. ^	836	26
E.I. du Pont de Nemours & Co. ^	15,536	786
Georgia Gulf Corp. ^	1,917	49
Commercial Banks - 1.8%
Comerica, Inc.	2,082	64
First Niagara Financial Group, Inc.	3,723	28
Huntington Bancshares, Inc. ^	10,698	68
KeyCorp	9,880	76
Regions Financial Corp.	7,324	49
SunTrust Banks, Inc.	9,106	221
Wells Fargo & Co.	42,547	1,424
Communications Equipment - 1.0%
Cisco Systems, Inc.	39,166	672
QUALCOMM, Inc.	7,718	430
Computers & Peripherals - 3.5%
Apple, Inc. ‡	5,872	3,429
EMC Corp. ‡	5,490	141
Hewlett-Packard Co.	4,818	97
NetApp, Inc. ‡	4,309	137
Construction & Engineering - 0.3%
Fluor Corp.	7,730	381
Consumer Finance - 0.9%
American Express Co.	6,435	375
Capital One Financial Corp.	9,991	546
Discover Financial Services	2,721	94
Containers & Packaging - 0.1%
Crown Holdings, Inc. ‡	1,703	59
Sealed Air Corp.	921	14
Diversified Consumer Services - 0.0% ¥
H&R Block, Inc. ^	1,457	23
Diversified Financial Services - 1.3%
Bank of America Corp.	59,677	488
Citigroup, Inc.	23,308	640
CME Group, Inc. - Class A	561	150
IntercontinentalExchange, Inc. ‡	768	104
Diversified Telecommunication Services - 1.6%
AT&T, Inc. ^	23,438	836

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ^	20,551	$913
Electric Utilities - 1.2%
FirstEnergy Corp. ^	8,378	412
NextEra Energy, Inc.	7,535	518
NV Energy, Inc.	11,865	209
Southern Co.	4,425	205
Electrical Equipment - 0.5%
Emerson Electric Co.	11,230	523
Energy Equipment & Services - 1.0%
Baker Hughes, Inc. ^	3,565	147
Ensco PLC - Class A	4,960	233
Halliburton Co.	9,110	259
Schlumberger, Ltd.	6,905	448
Weatherford International, Ltd. ‡	4,057	51
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	2,310	108
Kroger Co.	17,350	402
Walgreen Co. ^	5,973	177
Wal-Mart Stores, Inc. ^	7,195	502
Food Products - 1.6%
Archer-Daniels-Midland Co.	13,148	388
Campbell Soup Co. ^	2,891	97
General Mills, Inc. ^	11,166	430
Kellogg Co. ^	1,087	54
Kraft Foods, Inc. - Class A	18,232	704
Tyson Foods, Inc. - Class A	4,407	83
Gas Utilities - 0.3%
Atmos Energy Corp.	2,082	73
EQT Corp. ^	3,898	209
UGI Corp. ^	1,259	37
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	4,100	218
Becton Dickinson and Co. ^	213	16
CareFusion Corp. ‡	7,521	193
Covidien PLC	12,414	664
Hologic, Inc. ‡ ^	3,245	59
Health Care Providers & Services - 1.4%
CIGNA Corp.	2,818	124
Humana, Inc. ^	4,735	367
McKesson Corp.	1,938	182
UnitedHealth Group, Inc.	13,753	804
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. ^	9,224	316
Household Durables - 0.6%
D.R. Horton, Inc. ^	7,576	139
Lennar Corp. - Class A ^	2,144	66
NVR, Inc. ‡	79	67
PulteGroup, Inc. ‡ ^	32,361	347
Household Products - 1.0%
Clorox Co. ^	2,543	184
Energizer Holdings, Inc. ‡ ^	438	33
Procter & Gamble Co.	14,192	869
Independent Power Producers & Energy Traders - 0.0% ¥
Calpine Corp. ‡ ^	1,754	29
Industrial Conglomerates - 1.4%
3M Co.	3,576	320
General Electric Co.	32,865	686
Tyco International, Ltd.	10,525	556
Insurance - 1.5%
ACE, Ltd.	4,134	306
Axis Capital Holdings, Ltd. ^	913	30
Berkshire Hathaway, Inc. - Class B ‡	2,642	220
Everest RE Group, Ltd.	1,741	180
Loews Corp.	1,531	63
MetLife, Inc.	18,121	559
Prudential Financial, Inc.	6,643	322

	Shares	Value (000’s)
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡	2,281	$521
Internet Software & Services - 1.0%
eBay, Inc. ‡	7,472	314
Google, Inc. - Class A ‡	1,405	815
IT Services - 1.3%
Accenture PLC - Class A	3,330	200
Cognizant Technology Solutions Corp. - Class A ‡	1,521	91
Fidelity National Information Services, Inc.	1,266	43
Genpact, Ltd. ‡	1,751	29
International Business Machines Corp.	4,300	842
Mastercard, Inc. - Class A	559	240
Leisure Equipment & Products - 0.0% ¥
Brunswick Corp. ^	1,290	29
Machinery - 0.6%
Cummins, Inc.	1,304	126
Eaton Corp.	1,235	49
PACCAR, Inc. ^	9,870	387
SPX Corp. ^	2,004	131
Media - 2.2%
CBS Corp. - Class B	18,347	601
Comcast Corp. - Class A ^	20,689	661
DIRECTV - Class A ‡	4,812	235
DISH Network Corp. - Class A	2,112	60
Time Warner Cable, Inc.	796	65
Time Warner, Inc.	20,232	780
Metals & Mining - 0.1%
Alcoa, Inc. ^	18,546	162
Multiline Retail - 0.5%
Target Corp.	9,834	572
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	7,707	159
DTE Energy Co. ^	857	51
OGE Energy Corp.	225	12
PG&E Corp.	10,857	492
Sempra Energy ^	4,345	299
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	2,018	134
Apache Corp.	1,995	175
Chesapeake Energy Corp. ^	3,385	63
Chevron Corp.	14,442	1,523
EOG Resources, Inc.	2,619	236
Exxon Mobil Corp. ^	17,957	1,536
Kinder Morgan, Inc.	6,304	203
Marathon Oil Corp.	3,680	94
Murphy Oil Corp.	979	49
Occidental Petroleum Corp.	8,214	705
Peabody Energy Corp.	6,631	163
Pioneer Natural Resources Co.	1,561	138
Range Resources Corp. ^	3,375	209
Southwestern Energy Co. ‡ ^	2,298	73
Valero Energy Corp.	8,172	197
Pharmaceuticals - 3.7%
Abbott Laboratories ^	8,405	542
Allergan, Inc. ^	2,970	275
Johnson & Johnson ^	8,725	589
Merck & Co., Inc.	31,307	1,307
Mylan, Inc. ‡	7,595	162
Pfizer, Inc.	44,959	1,034
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. ^	2,560	187
Apartment Investment & Management Co. - Class A	3,952	107
Duke Realty Corp. ^	3,672	54
Equity Lifestyle Properties, Inc.	1,798	124
Essex Property Trust, Inc. ^	365	56
HCP, Inc.	1,998	88

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc. ^	1,786	$60
Home Properties, Inc.	2,103	130
Host Hotels & Resorts, Inc. ^	3,634	57
LaSalle Hotel Properties ^	3,511	102
Liberty Property Trust ^	3,296	121
National Retail Properties, Inc.	2,324	66
Pebblebrook Hotel Trust ^	1,530	36
Post Properties, Inc.	1,286	63
Public Storage ^	730	105
Weyerhaeuser Co. ^	5,735	128
Road & Rail - 1.7%
CSX Corp.	33,271	744
Norfolk Southern Corp. ^	1,678	120
Union Pacific Corp.	7,911	944
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	5,761	195
Applied Materials, Inc.	2,249	26
Avago Technologies, Ltd.	969	35
Broadcom Corp. - Class A ‡	2,538	86
Intel Corp.	16,381	437
KLA-Tencor Corp.	816	40
LAM Research Corp. ‡ ^	7,633	288
LSI Corp. ‡	12,581	80
MagnaChip Semiconductor Corp. ‡	149	1
Marvell Technology Group, Ltd.	6,904	78
ON Semiconductor Corp. ‡	7,900	56
Texas Instruments, Inc.	8,865	254
Software - 3.0%
Adobe Systems, Inc. ‡	5,557	180
Citrix Systems, Inc. ‡	979	82
Microsoft Corp.	57,925	1,771
Oracle Corp.	41,128	1,222
Specialty Retail - 2.0%
AutoZone, Inc. ‡ ^	882	324
Home Depot, Inc.	15,816	838
Lowe’s Cos., Inc.	24,032	683
TJX Cos., Inc.	8,361	359
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	1,466	86
V.F. Corp. ^	3,454	461
Thrifts & Mortgage Finance - 0.1%
People’s United Financial, Inc. ^	4,728	55
Tobacco - 1.1%
Altria Group, Inc.	10,522	364
Lorillard, Inc. ^	678	89
Philip Morris International, Inc.	8,820	770

Total Common Stocks (cost $58,792)		64,007

SHORT-TERM INVESTMENT COMPANY - 0.9%
Capital Markets - 0.9%
BlackRock Provident TempFund 24	984,724	985
Total Short-Term Investment Company (cost $985)

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	1,742	19
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	1,742	12
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	68	1

Total Warrants (cost $174)		32

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future Call Strike $99.00 Expires 08/10/2012	$65	$3
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future Put Strike $131.00 Expires 07/27/2012	20	2

Total Purchased Options (cost $15)		5

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 18.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	20,393,301	20,393
Total Securities Lending Collateral (cost $20,393)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $720 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $735.	$720	720
Total Repurchase Agreement (cost $720)

Total Investment Securities (cost $131,284) P		134,147
Other Assets and Liabilities - Net		(25,148)

Net Assets		$108,999

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (4.8%)
U.S. Government Agency Obligations - (4.8%)
Fannie Mae, TBA
3.50%	$(1,600)	$(1,683)
4.00%	(2,100)	(2,234)
4.50%	(700)	(751)
5.00%	(100)	(108)
5.50%	(200)	(218)
6.00%	(200)	(220)

Total Securities Sold Short (proceeds $(5,198))		(5,214)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - (0.0%) ¥
Call Options - (0.0%) ¥
Eurodollar, Mid-Curve 3-Year Future Call Strike $99.13 Expires 08/10/2012	$(65)	$(1)
Put Options - (0.0%) ¥
10-Year U.S. Treasury Note Future Put Strike $129.50 Expires 07/27/2012	(20)	(1)

Total Written Options (premiums: $(7))		(2)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued) At June 30, 2012 (unaudited)

FUTURES CONTRACTS: e
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
90-Day Australian Bank Bill	Short	(9)	12/13/2012	$2
3-Year Australian Treasury Bond	Short	(14)	09/17/2012	6
10-Year Australian Treasury Bond	Long	4	09/17/2012	(3)
3-Month Canadian Bankers' Acceptance	Short	(17)	06/17/2013	(18)
30-Year U.S. Treasury Bond	Long	6	09/19/2012	(5)
2-Year U.S. Treasury Note	Long	20	09/28/2012	(2)
5-Year U.S. Treasury Note	Long	1	09/28/2012	(¿ )
10-Year U.S. Treasury Note	Short	(18)	09/19/2012	3
German Euro Bund	Short	(7)	09/06/2012	16
S&P 500 E-Mini Index	Long	13	09/21/2012	20
Ultra Long U.S. Treasury Bond	Long	6	09/19/2012	6

				$25

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Sold (000’s)	Settlement Date	Amount in U.S. Dollars Sold (000’s)	Net Unrealized Appreciation (000’s)
Euro	HSBC	(85)	07/12/2012	$(111)	$4
Euro	RBS	(464)	07/25/2012	(599)	12

					$16

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
HSBC	$4	$—	$4
RBS	12	—	12

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
‡	Non-income producing security.
ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $123, or 0.11% of the portfolio's net assets.
¥	Percentage rounds to less than 0.1%.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
^	All or a portion of this security is on loan. The value of all securities on loan is $19,941.
§	Illiquid. Total aggregate market value of illiquid securities is less than $1, or less than 0.01% of the portfolio’s net assets.
e	Cash in the amount of $78 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
g	This security in the amount of $65 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Õ	Aggregate cost for federal income tax purposes is $131,284. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,746 and $4,883, respectively. Net unrealized appreciation for tax purposes is $2,863.
¿	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $6,892, or 6.32% of the portfolio's net assets.
HSBC	HSBC Bank USA IO Interest Only OTC Over The Counter
RBS	Royal Bank of Scotland PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities) STRIPS Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

CURRENCY ABBREVIATION:

EUR                     Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$2,962	$123	$3,085
Common Stocks	64,007	—	—	64,007
Corporate Debt Securities	—	12,980	¿	12,980
Foreign Government Obligations	—	1,259	—	1,259
Mortgage-Backed Securities	—	5,223	—	5,223
Municipal Government Obligations	—	116	—	116
Preferred Corporate Debt Securities	—	304	—	304
Preferred Stocks	98	—	—	98
Purchased Options	5	—	—	5
Repurchase Agreement	—	720	—	720
Securities Lending Collateral	20,393	—	—	20,393
Short-Term Investment Company	985	—	—	985
Short-Term U.S. Government Obligation	—	65	—	65
Structured Notes Debt	—	234	—	234
U.S. Government Agency Obligations	—	19,129	—	19,129
U.S. Government Obligations	—	5,512	—	5,512
Warrants	32	—	—	32

Total	$85,520	$48,504	$123	$134,147

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
U.S. Government Agency Obligations	$—	$(5,214)	$—	$(5,214)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Written Options	$—	$(2)	$—	$(2)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$53	$—	$—	$53
Futures Contracts - Depreciation	(28)	—	—	(28)
Forward Foreign Currency Contracts - Appreciation	—	16	—	16

Total	$25	$16	$—	$41

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities
Securities	Beginning Balance at 12/31/2011		Purchases		Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3 Y	Transfers out of Level 3 j	Ending Balance at 06/30/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 ƒ
Corporate Debt
Securities	$	◆	$	◆	$—	$—	$—	$1	$—	$1	$	◆	$1
Asset Backed Securities		—		—	—	—	—	—	123	—		123	—
Total	$	◆	$	◆	$—	$—	$—	$1	$123	$1		$123	$1

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.
Y	Transferred into Level 3 because of unavailability of observable inputs.
j	Transferred out of Level 3 because of availability of observable inputs.
◆	Amount rounds to less than 1.
₪	Total aggregate market value of Level 3 securities is 0.11% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.1%
Lockheed Martin Corp.	80,500	$7,010
Northrop Grumman Corp.	154,200	9,836
Raytheon Co.	93,900	5,314
Textron, Inc. ^	141,500	3,519
Airlines - 1.0%
Delta Air Lines, Inc. ‡	778,000	8,519
Auto Components - 0.4%
Lear Corp.	84,200	3,177
Automobiles - 0.4%
General Motors Co. ‡	157,800	3,112
Biotechnology - 1.3%
Amgen, Inc.	52,700	3,849
Gilead Sciences, Inc. ‡	126,300	6,477
Capital Markets - 0.5%
Ameriprise Financial, Inc.	83,000	4,338
Chemicals - 3.2%
Agrium, Inc. ^	97,400	8,617
CF Industries Holdings, Inc.	59,400	11,509
Huntsman Corp.	478,400	6,190
Commercial Banks - 10.0%
Fifth Third Bancorp	773,000	10,358
Huntington Bancshares, Inc.	1,594,400	10,204
KeyCorp	1,328,900	10,286
PNC Financial Services Group, Inc.	88,600	5,414
Regions Financial Corp.	1,288,800	8,699
U.S. Bancorp	304,100	9,780
Wells Fargo & Co.	833,600	27,876
Communications Equipment - 1.5%
Brocade Communications Systems, Inc. ‡	388,300	1,914
Cisco Systems, Inc.	622,400	10,687
Computers & Peripherals - 0.8%
Apple, Inc. ‡	10,900	6,366
Construction & Engineering - 0.4%
KBR, Inc.	128,800	3,183
Consumer Finance - 1.9%
American Express Co.	60,600	3,528
Discover Financial Services	357,400	12,358
Diversified Consumer Services - 0.8%
Apollo Group, Inc. - Class A ‡ ^	183,500	6,641
Diversified Financial Services - 4.5%
Citigroup, Inc.	434,900	11,921
JPMorgan Chase & Co.	706,300	25,236
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	597,400	21,303
Verizon Communications, Inc.	208,700	9,275
Electric Utilities - 3.2%
Edison International ^	255,400	11,800
Entergy Corp.	143,000	9,708
NV Energy, Inc.	271,000	4,764
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	297,500	13,902
Kroger Co.	451,600	10,473
Food Products - 1.8%
Archer-Daniels-Midland Co.	110,500	3,262
Bunge, Ltd.	67,900	4,260
Dean Foods Co. ‡	431,200	7,343
Health Care Providers & Services - 6.8%
Aetna, Inc.	247,800	9,607
AmerisourceBergen Corp. - Class A	203,200	7,996
Cardinal Health, Inc.	220,100	9,244
Health Net, Inc. ‡	144,600	3,509
Humana, Inc.	67,900	5,258
McKesson Corp.	70,100	6,572

	Shares	Value (000’s)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	128,900	$7,541
WellPoint, Inc.	99,700	6,360
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	120,700	6,366
Household Durables - 0.8%
Whirlpool Corp. ^	106,300	6,501
Independent Power Producers & Energy Traders - 1.1%
AES Corp. ‡	709,000	9,096
Industrial Conglomerates - 2.2%
General Electric Co.	869,100	18,112
Insurance - 7.8%
ACE, Ltd.	155,500	11,527
Aflac, Inc.	73,800	3,143
Allstate Corp.	310,600	10,899
Assurant, Inc.	237,500	8,275
Chubb Corp.	67,700	4,930
Everest RE Group, Ltd.	70,300	7,275
Lincoln National Corp. ^	129,900	2,841
PartnerRe, Ltd.	44,500	3,367
Reinsurance Group of America, Inc. - Class A	62,500	3,326
Travelers Cos., Inc.	138,800	8,861
IT Services - 0.9%
Amdocs, Ltd. ‡	118,600	3,525
Visa, Inc. - Class A	33,200	4,104
Machinery - 1.3%
AGCO Corp. ‡	130,000	5,945
Timken Co.	98,900	4,529
Media - 3.1%
CBS Corp. - Class B	238,400	7,815
Comcast Corp. - Class A	159,300	5,093
DIRECTV - Class A ‡	192,200	9,383
Interpublic Group of Cos., Inc.	319,900	3,471
Multi-Utilities - 2.5%
Ameren Corp.	80,400	2,697
DTE Energy Co.	68,500	4,064
Public Service Enterprise Group, Inc.	309,900	10,071
Sempra Energy	50,400	3,472
Oil, Gas & Consumable Fuels - 16.5%
Chevron Corp.	260,400	27,472
ConocoPhillips	286,600	16,015
Exxon Mobil Corp.	569,800	48,759
Hess Corp.	59,300	2,577
Marathon Petroleum Corp.	135,000	6,064
Murphy Oil Corp.	196,500	9,882
Phillips 66 ‡	143,300	4,763
Tesoro Corp. ‡	426,800	10,653
Valero Energy Corp.	427,300	10,319
Paper & Forest Products - 0.5%
Domtar Corp.	51,900	3,981
Personal Products - 0.4%
Herbalife, Ltd. ^	75,600	3,654
Pharmaceuticals - 3.8%
Merck & Co., Inc.	266,500	11,126
Pfizer, Inc.	883,200	20,314
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc. ^	44,500	3,131
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	482,900	12,869
Software - 2.3%
CA, Inc.	185,100	5,014
Microsoft Corp.	121,500	3,717
Oracle Corp.	113,300	3,365

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Software (continued)
Symantec Corp. ‡	459,200	$6,709
Specialty Retail - 1.8%
Best Buy Co., Inc. ^	239,500	5,020
Foot Locker, Inc.	123,000	3,761
Gap, Inc. ^	230,600	6,309
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	131,300	7,678
Tobacco - 1.3%
Lorillard, Inc.	47,300	6,241
Philip Morris International, Inc.	54,900	4,791

Total Common Stocks (cost $719,013)		810,967

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	38,112,349	38,112
Total Securities Lending Collateral (cost $38,112)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $13,900 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/15/2039 - 09/25/2039, and with a total value of $14,181.	$13,900	13,900
Total Repurchase Agreement (cost $13,900)

Total Investment Securities (cost $771,025) Õ		862,979
Other Assets and Liabilities - Net		(37,991)

Net Assets		$824,988

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $37,261.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $771,025. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $117,414 and $25,460, respectively. Net unrealized appreciation for tax purposes is $91,954.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$810,967	$—	$—	$810,967
Repurchase Agreement	—	13,900	—	13,900
Securities Lending Collateral	38,112	—	—	38,112

Total	$849,079	$13,900	$—	$862,979

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.4%
General Dynamics Corp.	14,200	$937
Lockheed Martin Corp.	28,300	2,464
Northrop Grumman Corp.	51,100	3,259
Raytheon Co.	37,000	2,094
Airlines - 1.4%
Delta Air Lines, Inc. ‡	241,900	2,649
United Continental Holdings, Inc. ‡	43,000	1,046
Beverages - 0.7%
Monster Beverage Corp. ‡	25,400	1,808
Biotechnology - 2.4%
Biogen Idec, Inc. ‡	7,200	1,040
Celgene Corp. ‡	29,900	1,918
Gilead Sciences, Inc. ‡	64,200	3,292
Chemicals - 3.7%
Agrium, Inc. ^	30,900	2,734
CF Industries Holdings, Inc.	16,300	3,158
Eastman Chemical Co. ^	27,500	1,385
PPG Industries, Inc.	21,100	2,239
Commercial Banks - 6.7%
Fifth Third Bancorp	175,500	2,352
Huntington Bancshares, Inc. ^	446,500	2,858
KeyCorp	271,500	2,101
Regions Financial Corp.	217,700	1,469
U.S. Bancorp ^	91,000	2,927
Wells Fargo & Co.	158,900	5,314
Communications Equipment - 1.2%
Cisco Systems, Inc.	177,000	3,039
Computers & Peripherals - 5.5%
Apple, Inc. ‡	23,900	13,958
Construction & Engineering - 0.3%
Fluor Corp.	16,900	834
Consumer Finance - 1.7%
American Express Co.	24,700	1,438
Discover Financial Services	86,400	2,987
Diversified Consumer Services - 1.0%
Apollo Group, Inc. - Class A ‡	68,200	2,468
Diversified Financial Services - 2.3%
Citigroup, Inc.	85,000	2,330
JPMorgan Chase & Co.	100,000	3,573
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	84,100	2,999
Verizon Communications, Inc.	122,400	5,439
Electric Utilities - 2.0%
Edison International ^	59,200	2,736
Entergy Corp.	33,900	2,301
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	64,400	3,010
Kroger Co.	123,700	2,869
Safeway, Inc. ^	47,300	858
Wal-Mart Stores, Inc.	17,400	1,213
Food Products - 2.4%
Archer-Daniels-Midland Co.	64,000	1,889
Bunge, Ltd.	17,600	1,104
Dean Foods Co. ‡ ^	179,800	3,062
Health Care Providers & Services - 6.9%
Aetna, Inc.	68,600	2,660
AmerisourceBergen Corp. - Class A	65,100	2,562
Cardinal Health, Inc.	54,700	2,297
Humana, Inc.	22,300	1,727
McKesson Corp.	36,800	3,451
UnitedHealth Group, Inc.	40,100	2,346
WellPoint, Inc.	40,700	2,596
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	59,800	3,154
Household Durables - 0.6%
Whirlpool Corp. ^	25,000	1,529

	Shares	Value (000’s)
Household Products - 0.4%
Procter & Gamble Co.	16,600	$1,017
Independent Power Producers & Energy Traders - 0.8%
AES Corp. ‡	155,200	1,991
Industrial Conglomerates - 1.4%
General Electric Co.	170,200	3,547
Insurance - 2.8%
ACE, Ltd.	37,000	2,742
Aflac, Inc.	23,100	984
Assurant, Inc.	37,800	1,317
Travelers Cos., Inc.	31,200	1,992
IT Services - 3.8%
Amdocs, Ltd. ‡	31,600	939
International Business Machines Corp.	22,200	4,342
SAIC, Inc. ^	92,200	1,117
Visa, Inc. - Class A	27,500	3,400
Machinery - 1.8%
Caterpillar, Inc.	25,700	2,182
Cummins, Inc.	13,800	1,337
Deere & Co. ^	13,500	1,092
Media - 5.4%
CBS Corp. - Class B	48,200	1,580
Comcast Corp. - Class A	61,500	1,966
DIRECTV - Class A ‡	75,000	3,662
Interpublic Group of Cos., Inc.	178,900	1,941
News Corp. - Class A	72,700	1,620
Time Warner Cable, Inc.	25,400	2,085
Viacom, Inc. - Class B	22,500	1,058
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	40,500	1,316
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	58,000	6,119
ConocoPhillips	64,000	3,576
Exxon Mobil Corp.	114,700	9,815
Marathon Petroleum Corp.	34,250	1,539
Murphy Oil Corp.	50,600	2,545
Phillips 66 ‡	32,000	1,064
Tesoro Corp. ‡	76,000	1,897
Valero Energy Corp.	116,200	2,806
Personal Products - 0.5%
Herbalife, Ltd. ^	25,300	1,223
Pharmaceuticals - 2.4%
Merck & Co., Inc.	31,300	1,307
Pfizer, Inc.	207,400	4,770
Road & Rail - 0.5%
Union Pacific Corp.	10,200	1,217
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	209,300	5,578
LSI Corp. ‡	149,800	954
Software - 6.6%
CA, Inc.	103,800	2,812
Microsoft Corp.	249,100	7,620
Oracle Corp.	129,400	3,843
Symantec Corp. ‡	179,600	2,624
Specialty Retail - 3.6%
Best Buy Co., Inc. ^	95,300	1,997
Gap, Inc. ^	105,400	2,884
Home Depot, Inc.	32,800	1,738
TJX Cos., Inc.	60,400	2,593
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	42,800	2,503
Tobacco - 3.2%
Lorillard, Inc.	17,000	2,243
Philip Morris International, Inc.	67,000	5,847

Total Common Stocks (cost $213,452)		251,814

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	22,746,954	$22,747
Total Securities Lending Collateral (cost $22,747)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $3,795 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $3,873.	$3,795	3,795
Total Repurchase Agreement (cost $3,795)

Total Investment Securities (cost $239,994) Õ		278,356
Other Assets and Liabilities - Net		(22,832)

Net Assets		$255,524

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $22,174.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $239,994. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,163 and $5,801, respectively. Net unrealized appreciation for tax purposes is $38,362.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$251,814	$—	$—	$251,814
Repurchase Agreement	—	3,795	—	3,795
Securities Lending Collateral	22,747	—	—	22,747

Total	$274,561	$3,795	$—	$278,356

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.8%
Boeing Co.	177,571	$13,194
Honeywell International, Inc.	75,043	4,190
Precision Castparts Corp.	60,833	10,006
United Technologies Corp.	81,995	6,193
Auto Components - 0.4%
BorgWarner, Inc. ‡ ^	51,061	3,349
Automobiles - 0.6%
Harley-Davidson, Inc. ^	117,984	5,395
Beverages - 1.6%
Coca-Cola Co.	175,018	13,685
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. ‡ ^	65,118	6,466
Amgen, Inc.	127,859	9,339
Biogen Idec, Inc. ‡	73,638	10,631
Celgene Corp. ‡	80,839	5,187
Gilead Sciences, Inc. ‡	92,077	4,722
Vertex Pharmaceuticals, Inc. ‡	119,172	6,664
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	92,266	8,845
Chemicals - 1.6%
CF Industries Holdings, Inc.	14,474	2,804
Monsanto Co.	90,645	7,503
Sherwin-Williams Co.	29,872	3,954
Communications Equipment - 3.8%
Cisco Systems, Inc.	1,068,143	18,340
Emulex Corp. ‡	194,552	1,401
F5 Networks, Inc. ‡	23,076	2,297
QUALCOMM, Inc.	206,878	11,519
Computers & Peripherals - 11.1%
Apple, Inc. ‡	113,864	66,497
Dell, Inc. ‡	16,721	209
EMC Corp. ‡	854,494	21,901
NetApp, Inc. ‡	155,056	4,934
QLogic Corp. ‡ ^	339,952	4,654
Consumer Finance - 1.3%
American Express Co.	191,597	11,153
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. ‡ ^	59,419	3,610
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	80,290	2,869
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	178,265	7,922
Electrical Equipment - 0.3%
Roper Industries, Inc.	26,077	2,571
Energy Equipment & Services - 1.8%
Core Laboratories NV ^	23,040	2,670
Diamond Offshore Drilling, Inc. ^	56,165	3,321
National Oilwell Varco, Inc.	118,984	7,668
Oceaneering International, Inc.	51,966	2,487
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	147,495	14,012
CVS Caremark Corp.	108,263	5,059
Wal-Mart Stores, Inc.	125,971	8,783
Whole Foods Market, Inc.	86,183	8,215
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. ‡ ^	27,268	594
Mead Johnson Nutrition Co. - Class A	60,831	4,897
Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp. ‡	34,265	3,540
Hologic, Inc. ‡	168,440	3,039
Intuitive Surgical, Inc. ‡	6,901	3,821
Zimmer Holdings, Inc.	21,496	1,383
Health Care Providers & Services - 3.5%
Aetna, Inc.	67,701	2,625
AmerisourceBergen Corp. - Class A	51,648	2,032
Cardinal Health, Inc.	43,865	1,842
Express Scripts Holding Co. ‡	128,201	7,157

	Shares	Value (000’s)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	284,358	$16,636
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. - Class A ‡	18,567	7,055
Dunkin’ Brands Group, Inc.	128,862	4,425
Starbucks Corp.	250,636	13,363
Yum! Brands, Inc.	115,131	7,417
Industrial Conglomerates - 0.7%
General Electric Co.	119,035	2,481
Tyco International, Ltd.	61,046	3,226
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. ‡	78,401	17,903
priceline.com, Inc. ‡	16,663	11,073
Internet Software & Services - 6.1%
Baidu, Inc. ADR ‡	61,809	7,107
eBay, Inc. ‡	158,904	6,676
Facebook, Inc. - Class A ‡	100,466	3,127
Google, Inc. - Class A ‡	31,241	18,121
IAC/InterActiveCorp	114,085	5,202
LinkedIn Corp. - Class A ‡	61,845	6,572
Rackspace Hosting, Inc. ‡	60,212	2,646
Tencent Holdings, Ltd.	123,843	3,657
Youku, Inc. ADR ‡ ^	23,659	513
IT Services - 5.3%
International Business Machines Corp.	121,415	23,746
Mastercard, Inc. - Class A	32,085	13,800
Teradata Corp. ‡	18,090	1,303
Visa, Inc. - Class A	60,011	7,419
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	147,343	5,782
Bruker Corp. ‡	117,419	1,563
Illumina, Inc. ‡ ^	66,011	2,666
Life Technologies Corp. ‡	40,774	1,834
Waters Corp. ‡	25,868	2,056
Machinery - 1.3%
Caterpillar, Inc.	62,151	5,278
Cummins, Inc.	17,401	1,686
Dover Corp.	31,623	1,695
Parker Hannifin Corp.	36,240	2,786
Media - 2.7%
Comcast Corp. - Class A	197,850	6,325
News Corp. - Class A	146,663	3,269
Omnicom Group, Inc. ^	114,177	5,549
Sirius XM Radio, Inc. ‡	664,195	1,229
Walt Disney Co.	143,433	6,957
Multiline Retail - 0.7%
Dollar Tree, Inc. ‡	86,646	4,662
Family Dollar Stores, Inc.	18,960	1,260
Oil, Gas & Consumable Fuels - 2.5%
Concho Resources, Inc. ‡	53,381	4,544
Exxon Mobil Corp.	84,791	7,256
Occidental Petroleum Corp.	76,430	6,555
Valero Energy Corp.	130,990	3,163
Personal Products - 0.7%
Estee Lauder Cos., Inc. - Class A	117,543	6,361
Pharmaceuticals - 4.0%
Abbott Laboratories	102,501	6,608
Allergan, Inc.	74,041	6,854
Bristol-Myers Squibb Co.	142,238	5,113
Novo Nordisk A/S ADR	67,545	9,817
Perrigo Co.	1,228	145
Shire PLC ADR	79,138	6,837
Real Estate Investment Trusts - 0.9%
American Tower Corp. - Class A	107,119	7,489
Road & Rail - 0.8%
Union Pacific Corp.	56,231	6,709
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	242,182	8,196
ARM Holdings PLC ADR ^	91,966	2,188

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies, Ltd.	116,724	$4,190
Broadcom Corp. - Class A ‡	73,805	2,495
KLA-Tencor Corp.	33,835	1,666
Xilinx, Inc.	123,234	4,137
Software - 7.0%
Autodesk, Inc. ‡	39,329	1,376
BMC Software, Inc. ‡	43,418	1,853
Check Point Software Technologies, Ltd. ‡	65,753	3,261
Citrix Systems, Inc. ‡	23,203	1,948
Intuit, Inc.	55,472	3,292
Microsoft Corp.	650,445	19,898
Oracle Corp.	134,323	3,989
Red Hat, Inc. ‡	168,751	9,531
Salesforce.com, Inc. ‡ ^	56,120	7,759
Symantec Corp. ‡	76,676	1,120
VMware, Inc. - Class A ‡	81,188	7,391
Specialty Retail - 4.6%
Bed Bath & Beyond, Inc. ‡	46,761	2,890
Buckle, Inc. ^	55,356	2,190
Inditex SA	86,082	8,898
Lowe’s Cos., Inc.	146,151	4,157
O’Reilly Automotive, Inc. ‡ ^	41,409	3,469
PetSmart, Inc.	74,749	5,096
Ross Stores, Inc.	62,154	3,883
TJX Cos., Inc.	221,494	9,508
Textiles, Apparel & Luxury Goods - 3.8%
Burberry Group PLC	227,713	4,741
Coach, Inc.	133,258	7,793
Lululemon Athletica, Inc. ‡ ^	109,056	6,503
NIKE, Inc. - Class B	92,561	8,125
Ralph Lauren Corp. - Class A	45,322	6,348

	Shares	Value (000’s)
Tobacco - 1.4%
Philip Morris International, Inc.	138,736	$12,106
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. ‡	56,389	3,308

Total Common Stocks (cost $729,075)		853,970

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.19% ▲	53,672,663	53,673
Total Securities Lending Collateral (cost $53,673)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $18,607 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 09/25/2039, and with a total value of $18,982.	$18,607	18,607
Total Repurchase Agreement (cost $18,607)

Total Investment Securities (cost $801,355) Õ		926,250
Other Assets and Liabilities - Net		(48,945)

Net Assets		$877,305

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $52,497.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $801,355. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $148,174 and $23,279, respectively. Net unrealized appreciation for tax purposes is $124,895.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$810,212	$43,758	$—	$853,970
Repurchase Agreement	—	18,607	—	18,607
Securities Lending Collateral	53,673	—	—	53,673

Total	$863,885	$62,365	$—	$926,250

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.3%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.	43,300	$2,190
Beverages - 1.4%
Beam, Inc.	81,400	5,087
Brown-Forman Corp. - Class B	26,600	2,576
Dr. Pepper Snapple Group, Inc.	71,500	3,128
Building Products - 0.3%
Fortune Brands Home & Security, Inc. ‡	116,700	2,599
Capital Markets - 4.6%
Ameriprise Financial, Inc.	112,300	5,869
Charles Schwab Corp. ^	312,400	4,039
Invesco, Ltd.	170,350	3,850
Northern Trust Corp.	182,600	8,403
State Street Corp. ^	195,500	8,727
T. Rowe Price Group, Inc.	69,200	4,357
Chemicals - 3.9%
Air Products & Chemicals, Inc.	18,250	1,473
Airgas, Inc.	86,450	7,263
Albemarle Corp.	78,720	4,695
Ashland, Inc.	56,450	3,913
PPG Industries, Inc.	35,000	3,714
Sherwin-Williams Co.	34,900	4,619
Sigma-Aldrich Corp. ^	57,800	4,273
Commercial Banks - 5.5%
CIT Group, Inc. ‡	105,000	3,742
City National Corp. ^	65,500	3,182
Cullen/Frost Bankers, Inc. ^	43,100	2,478
Fifth Third Bancorp	705,700	9,456
Huntington Bancshares, Inc.	268,500	1,718
KeyCorp	391,600	3,031
M&T Bank Corp.	58,600	4,839
SunTrust Banks, Inc.	466,900	11,313
Zions Bancorporation ^	102,400	1,989
Commercial Services & Supplies - 0.9%
Republic Services, Inc. - Class A	253,400	6,705
Communications Equipment - 1.4%
Motorola Solutions, Inc.	229,350	11,034
Containers & Packaging - 1.8%
Ball Corp.	152,300	6,252
Rock-Tenn Co. - Class A	64,800	3,535
Silgan Holdings, Inc.	93,700	4,000
Distributors - 0.5%
Genuine Parts Co. ^	66,300	3,995
Diversified Financial Services - 1.5%
CME Group, Inc. - Class A	21,310	5,713
NYSE Euronext	209,600	5,362
Electric Utilities - 4.3%
Edison International	126,900	5,863
Northeast Utilities	292,782	11,362
NV Energy, Inc.	286,600	5,038
PPL Corp.	202,500	5,632
Westar Energy, Inc. ^	163,300	4,891
Electrical Equipment - 2.4%
AMETEK, Inc.	86,300	4,307
Cooper Industries PLC - Class A	151,650	10,340
Regal Beloit Corp.	60,700	3,779
Electronic Equipment & Instruments - 1.2%
Amphenol Corp. - Class A	92,220	5,065
Arrow Electronics, Inc. ‡	113,300	3,717
Energy Equipment & Services - 0.6%
Cameron International Corp. ‡	103,200	4,408
Food Products - 3.8%
General Mills, Inc.	141,350	5,448
Hershey Co.	118,090	8,505
JM Smucker Co.	99,400	7,507
Mead Johnson Nutrition Co. - Class A	44,400	3,575
Ralcorp Holdings, Inc. ‡	58,800	3,924

	Shares	Value (000’s)
Gas Utilities - 1.0%
EQT Corp.	86,620	$4,645
ONEOK, Inc.	62,600	2,649
Health Care Equipment & Supplies - 2.8%
Becton Dickinson and Co.	31,300	2,340
CareFusion Corp. ‡	236,700	6,078
St. Jude Medical, Inc.	184,400	7,360
Stryker Corp.	107,250	5,909
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp. - Class A	257,600	10,137
CIGNA Corp.	276,800	12,179
Henry Schein, Inc. ‡	18,500	1,452
Humana, Inc.	38,780	3,003
Lincare Holdings, Inc. ^	143,030	4,866
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc. ^	58,899	2,982
Marriott International, Inc. - Class A ^	144,166	5,651
Starwood Hotels & Resorts Worldwide, Inc. ^	60,600	3,214
Yum! Brands, Inc.	43,400	2,796
Household Durables - 1.4%
Jarden Corp.	38,900	1,635
Mohawk Industries, Inc. ‡ ^	54,500	3,806
Newell Rubbermaid, Inc.	302,900	5,494
Household Products - 1.2%
Clorox Co. ^	75,700	5,485
Energizer Holdings, Inc. ‡	48,900	3,680
Industrial Conglomerates - 3.1%
Carlisle Cos., Inc.	82,500	4,374
Tyco International, Ltd.	362,600	19,164
Insurance - 7.6%
Alleghany Corp. ‡	15,174	5,155
Arch Capital Group, Ltd. ‡	176,900	7,021
Axis Capital Holdings, Ltd.	40,700	1,325
Chubb Corp.	135,990	9,903
Loews Corp.	180,600	7,388
Marsh & McLennan Cos., Inc.	417,500	13,455
Old Republic International Corp. ^	250,000	2,073
OneBeacon Insurance Group, Ltd. - Class A ^	111,655	1,454
Unum Group	118,800	2,273
WR Berkley Corp. ^	124,300	4,838
XL Group PLC - Class A	193,800	4,078
Internet & Catalog Retail - 0.7%
Expedia, Inc.	73,150	3,516
TripAdvisor, Inc. ‡	33,050	1,477
Internet Software & Services - 0.8%
Yahoo! Inc. ‡	401,900	6,362
IT Services - 2.1%
Global Payments, Inc.	150,400	6,502
Jack Henry & Associates, Inc. ^	141,800	4,895
Western Union Co.	263,800	4,442
Machinery - 2.3%
Rexnord Corp. ‡ ^	94,800	1,900
Snap-on, Inc.	69,206	4,308
Stanley Black & Decker, Inc.	171,900	11,063
Media - 2.7%
AMC Networks, Inc. ‡	26,890	956
Cablevision Systems Corp. - Class A ^	102,160	1,358
CBS Corp. - Class B	127,000	4,163
Clear Channel Outdoor Holdings, Inc. -
Class A ‡ ^	117,961	710
DISH Network Corp. - Class A	125,300	3,577
Gannett Co., Inc. ^	137,600	2,027
McGraw-Hill Cos., Inc.	147,400	6,633
Washington Post Co. - Class B	2,200	822
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	67,800	2,162

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Multiline Retail - 2.7%
Dollar General Corp. ‡	88,460	$4,811
Family Dollar Stores, Inc.	67,500	4,487
Kohl’s Corp.	116,360	5,293
Nordstrom, Inc.	120,250	5,976
Multi-Utilities - 6.6%
CenterPoint Energy, Inc.	105,980	2,191
CMS Energy Corp.	439,700	10,333
NiSource, Inc.	310,600	7,687
PG&E Corp.	91,200	4,129
SCANA Corp. ^	112,250	5,370
Sempra Energy	78,600	5,414
Wisconsin Energy Corp.	114,800	4,543
Xcel Energy, Inc.	377,000	10,710
Oil, Gas & Consumable Fuels - 3.2%
Cameco Corp. ^	213,800	4,693
Cimarex Energy Co.	6,700	369
Devon Energy Corp.	71,100	4,123
Energen Corp.	132,121	5,963
QEP Resources, Inc. ^	73,900	2,215
Whiting Petroleum Corp. ‡	87,800	3,610
Williams Cos., Inc.	113,300	3,265
Paper & Forest Products - 0.8%
MeadWestvaco Corp. ^	203,000	5,836
Pharmaceuticals - 0.9%
Hospira, Inc. ‡ ^	198,850	6,956
Professional Services - 0.9%
Dun & Bradstreet Corp. ^	66,500	4,733
Equifax, Inc.	49,000	2,283
Real Estate Investment Trusts - 1.4%
HCP, Inc.	73,900	3,263
Regency Centers Corp.	82,000	3,900
Vornado Realty Trust	42,737	3,589
Real Estate Management & Development - 0.4%
Brookfield Office Properties, Inc. ^	185,200	3,226
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	126,640	4,772
LSI Corp. ‡	720,000	4,586
Maxim Integrated Products, Inc.	170,100	4,361
Xilinx, Inc.	83,000	2,786
Software - 3.3%
Activision Blizzard, Inc. ^	307,700	3,689
BMC Software, Inc. ‡	189,330	8,081
Check Point Software Technologies, Ltd. ‡	76,250	3,781
Parametric Technology Corp. ‡ ^	263,250	5,518
Synopsys, Inc. ‡	135,100	3,976
Specialty Retail - 4.5%
AutoZone, Inc. ‡	12,500	4,590
Bed Bath & Beyond, Inc. ‡	109,300	6,755
Gap, Inc.	141,200	3,863
Limited Brands, Inc.	114,050	4,851
PetSmart, Inc.	43,800	2,986
Tiffany & Co. ^	57,900	3,066
TJX Cos., Inc.	100,500	4,314
Williams-Sonoma, Inc. ^	104,500	3,654
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	56,700	4,411
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.	108,300	1,287
People’s United Financial, Inc. ^	233,900	2,715
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. - Class A	78,850	5,169
Water Utilities - 0.9%
American Water Works Co., Inc.	195,500	6,702
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	89,263	1,900

Total Common Stocks (cost $649,691)		733,996

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 11.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	85,063,813	$85,064
Total Securities Lending Collateral (cost $85,064)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $25,428 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 09/25/2039 - 11/15/2040, and with a total value of $25,940.	$25,428	25,428
Total Repurchase Agreement (cost $25,428)

Total Investment Securities (cost $760,183) Õ		844,488
Other Assets and Liabilities - Net		(82,570)

Net Assets		$761,918

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amount in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $83,057.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $760,183. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $98,624 and $14,319, respectively. Net unrealized appreciation for tax purposes is $84,305.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$733,996	$—	$—	$733,996
Repurchase Agreement	—	25,428	—	25,428
Securities Lending Collateral	85,064	—	—	85,064

Total	$819,060	$25,428	$—	$844,488

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.8%
BE Aerospace, Inc. ‡ ^	98,395	$4,296
Hexcel Corp. ‡ ^	108,500	2,798
Airlines - 1.0%
US Airways Group, Inc. ‡ ^	134,400	1,792
Beverages - 2.5%
Beam, Inc. ^	29,700	1,856
Monster Beverage Corp. ‡ ^	39,010	2,777
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. ‡ ^	38,720	3,845
Medivation, Inc. ‡	21,400	1,956
Regeneron Pharmaceuticals, Inc. ‡ ^	14,030	1,603
Vertex Pharmaceuticals, Inc. ‡	29,800	1,666
Building Products - 2.0%
USG Corp. ‡ ^	193,670	3,689
Capital Markets - 1.6%
Raymond James Financial, Inc. ^	84,710	2,900
Commercial Banks - 1.5%
Fifth Third Bancorp ^	205,125	2,749
Construction & Engineering - 2.4%
Chicago Bridge & Iron Co. NV - Class Y	116,095	4,407
Consumer Finance - 2.0%
Discover Financial Services ^	107,465	3,716
Electronic Equipment & Instruments - 4.4%
FEI Co. ‡ ^	90,895	4,348
Trimble Navigation, Ltd. ‡ ^	84,495	3,888
Food & Staples Retailing - 2.0%
Whole Foods Market, Inc. ^	39,868	3,800
Food Products - 4.9%
Dean Foods Co. ‡ ^	174,000	2,964
Flowers Foods, Inc. ^	77,700	1,805
Hershey Co. ^	26,300	1,894
Mead Johnson Nutrition Co. - Class A ^	29,975	2,413
Health Care Equipment & Supplies - 6.1%
Align Technology, Inc. ‡ ^	97,620	3,266
Cooper Cos., Inc. ^	34,260	2,733
Edwards Lifesciences Corp. ‡ ^	15,000	1,550
Intuitive Surgical, Inc. ‡ ^	6,775	3,751
Health Care Providers & Services - 1.0%
HCA Holdings, Inc.	61,100	1,859
Health Care Technology - 2.2%
SXC Health Solutions Corp. ‡ ^	41,315	4,099
Hotels, Restaurants & Leisure - 6.2%
Buffalo Wild Wings, Inc. ‡ ^	38,665	3,350
Dunkin’ Brands Group, Inc. ^	51,700	1,775
Penn National Gaming, Inc. ‡ ^	41,210	1,838
Six Flags Entertainment Corp. ^	88,820	4,813
Household Durables - 5.2%
Lennar Corp. - Class A ^	121,520	3,756
Mohawk Industries, Inc. ‡ ^	48,185	3,365
Toll Brothers, Inc. ‡ ^	86,400	2,569
Internet & Catalog Retail - 3.7%
Expedia, Inc. ^	79,195	3,807
TripAdvisor, Inc. ‡ ^	68,233	3,049
Internet Software & Services - 4.5%
IAC/InterActiveCorp ^	86,764	3,956
LinkedIn Corp. - Class A ‡	42,110	4,475
IT Services - 6.0%
Alliance Data Systems Corp. ‡ ^	28,201	3,807
Gartner, Inc. ‡ ^	35,945	1,547
Teradata Corp. ‡ ^	53,625	3,862
Total System Services, Inc. ^	81,655	1,954
Leisure Equipment & Products - 1.7%
Polaris Industries, Inc. ^	42,970	3,071
Media - 2.2%
Charter Communications, Inc. - Series A ‡ ^	56,430	3,999

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels - 2.5%
Cobalt International Energy, Inc. ‡	97,404	$2,289
Range Resources Corp. ^	37,945	2,348
Pharmaceuticals - 2.1%
Perrigo Co. ^	32,430	3,824
Professional Services - 1.9%
Equifax, Inc.	77,145	3,595
Road & Rail - 1.9%
Kansas City Southern ^	51,410	3,576
Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies, Ltd. ^	86,930	3,121
Cree, Inc. ‡ ^	34,780	893
Software - 4.1%
Citrix Systems, Inc. ‡ ^	68,029	5,710
Salesforce.com, Inc. ‡ ^	13,770	1,904
Specialty Retail - 7.1%
American Eagle Outfitters, Inc. ^	142,945	2,820
Foot Locker, Inc. ^	46,260	1,415
Genesco, Inc. ‡ ^	29,176	1,755
GNC Holdings, Inc. - Class A ^	83,319	3,266
Ulta Salon Cosmetics & Fragrance, Inc. ^	44,747	4,179
Textiles, Apparel & Luxury Goods - 3.6%
Michael Kors Holdings, Ltd. ‡	88,743	3,713
Under Armour, Inc. - Class A ‡ ^	31,102	2,939
Wireless Telecommunication Services - 2.4%
SBA Communications Corp. - Class A ‡ ^	76,645	4,373

Total Common Stocks (cost $160,908)		185,133

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	47,435,329	47,435
Total Securities Lending Collateral (cost $47,435)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $2,520 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $2,571.	$2,520	2,520
Total Repurchase Agreement (cost $2,520)

Total Investment Securities (cost $210,863) Õ		235,088
Other Assets and Liabilities - Net		(49,315)

Net Assets		$185,773

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $46,366.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $210,863. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,619 and $1,394, respectively. Net unrealized appreciation for tax purposes is $24,225.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$185,133	$—	$—	$185,133
Repurchase Agreement	—	2,520	—	2,520
Securities Lending Collateral	47,435	—	—	47,435

Total	$232,568	$2,520	$—	$235,088

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.3%
Aerospace & Defense - 0.2%
Cubic Corp.	3,800	$183
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. ‡ ^	12,300	535
Capital Markets - 1.7%
Ares Capital Corp. ^	80,500	1,285
Chemicals - 3.1%
Innospec, Inc. ‡	27,000	799
Koppers Holdings, Inc. ^	19,100	649
Zep, Inc. ^	69,800	959
Commercial Banks - 8.9%
First Busey Corp. ^	131,130	633
First Midwest Bancorp, Inc. ^	94,000	1,032
First Niagara Financial Group, Inc. ^	73,710	564
Hancock Holding Co. ^	21,400	651
International Bancshares Corp. ^	68,300	1,333
MB Financial, Inc. ^	39,300	847
Webster Financial Corp. ^	60,500	1,310
Westamerica Bancorporation ^	10,900	514
Commercial Services & Supplies - 6.2%
ACCO Brands Corp. ‡ ^	140,900	1,456
G&K Services, Inc. - Class A ^	36,000	1,123
Standard Parking Corp. ‡ ^	33,500	721
United Stationers, Inc. ^	53,900	1,452
Computers & Peripherals - 1.6%
Diebold, Inc.	33,100	1,222
Construction & Engineering - 0.3%
Sterling Construction Co., Inc. ‡ ^	19,600	200
Containers & Packaging - 2.0%
Aptargroup, Inc. ^	21,200	1,082
Greif, Inc. - Class A ^	11,200	459
Diversified Consumer Services - 1.3%
Matthews International Corp. - Class A ^	30,500	991
Electric Utilities - 2.1%
UNS Energy Corp. ^	23,500	902
Westar Energy, Inc. ^	24,900	746
Electrical Equipment - 3.2%
Acuity Brands, Inc. ^	11,800	601
Belden, Inc. ^	57,100	1,904
Electronic Equipment & Instruments - 1.8%
Coherent, Inc. ‡ ^	12,700	550
MTS Systems Corp. ^	22,632	872
Energy Equipment & Services - 2.1%
Bristow Group, Inc. ^	17,100	695
SEACOR Holdings, Inc. ‡ ^	10,490	938
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc. ^	21,300	1,256
Food Products - 1.4%
Post Holdings, Inc. ‡ ^	14,200	437
Sensient Technologies Corp. ^	17,300	635
Gas Utilities - 2.5%
Atmos Energy Corp. ^	27,300	958
New Jersey Resources Corp. ^	8,700	379
WGL Holdings, Inc. ^	15,700	624
Health Care Equipment & Supplies - 3.4%
Haemonetics Corp. ‡ ^	7,800	578
ICU Medical, Inc. ‡ ^	23,200	1,238
STERIS Corp. ^	25,300	794
Health Care Providers & Services - 2.8%
Amsurg Corp. - Class A ‡ ^	47,000	1,409
Corvel Corp. ‡ ^	16,100	789
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc. ^	25,600	931
Choice Hotels International, Inc. ^	21,000	839
Sonic Corp. ‡ ^	9,100	91
Household Durables - 1.8%
Helen of Troy, Ltd. ‡ ^	41,535	1,408

	Shares	Value (000’s)
Industrial Conglomerates - 3.7%
Carlisle Cos., Inc.	53,600	$2,842
Insurance - 4.7%
AMERISAFE, Inc. ‡ ^	32,600	846
Assured Guaranty, Ltd.	40,300	568
Platinum Underwriters Holdings, Ltd. ^	26,300	1,002
Primerica, Inc.	44,200	1,182
IT Services - 2.6%
MAXIMUS, Inc. ^	39,100	2,023
Life Sciences Tools & Services - 4.5%
Charles River Laboratories International, Inc. ‡	48,700	1,595
ICON PLC ADR ‡ ^	82,300	1,855
Machinery - 5.3%
Albany International Corp. - Class A ^	61,000	1,141
ESCO Technologies, Inc. ^	35,800	1,305
Mueller Industries, Inc.	38,600	1,644
Marine - 2.0%
Kirby Corp. ‡ ^	24,000	1,130
Matson, Inc.	7,600	405
Media - 2.0%
Arbitron, Inc. ^	43,100	1,509
Multiline Retail - 1.5%
Fred’s, Inc. - Class A ^	73,900	1,130
Office Electronics - 1.0%
Zebra Technologies Corp. - Class A ‡	23,500	807
Oil, Gas & Consumable Fuels - 2.2%
GeoResources, Inc. ‡ ^	23,400	856
Penn Virginia Corp. ^	42,342	311
Scorpio Tankers, Inc. ‡ ^	79,600	509
Paper & Forest Products - 1.3%
Deltic Timber Corp. ^	17,000	1,037
Real Estate Investment Trusts - 2.7%
Campus Crest Communities, Inc. ^	63,000	655
DiamondRock Hospitality Co. ^	76,900	784
Mack-Cali Realty Corp. ^	22,500	654
Road & Rail - 1.6%
Genesee & Wyoming, Inc. - Class A ‡ ^	23,200	1,226
Software - 1.0%
Websense, Inc. ‡ ^	42,900	804
Specialty Retail - 6.1%
Ascena Retail Group, Inc. ‡	55,700	1,037
Cato Corp. - Class A ^	60,700	1,849
Stage Stores, Inc. ^	97,700	1,790
Thrifts & Mortgage Finance - 2.4%
Flushing Financial Corp. ^	44,833	611
Northwest Bancshares, Inc. ^	104,400	1,223
Trading Companies & Distributors - 1.6%
GATX Corp. ^	32,100	1,236

Total Common Stocks (cost $62,627)		75,140

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	19,788,701	19,789
Total Securities Lending Collateral (cost $19,789)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $1,671 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $1,706.	$1,671	$1,671
Total Repurchase Agreement (cost $1,671)

Total Investment Securities (cost $84,087) Õ		96,600
Other Assets and Liabilities - Net		(19,376)

Net Assets		$77,224

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $19,032.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $84,087. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,061 and $1,548, respectively. Net unrealized appreciation for tax purposes is $12,513.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands) : '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$73,285	$1,855	$—	$75,140
Repurchase Agreement	—	1,671	—	1,671
Securities Lending Collateral	19,789	—	—	19,789

Total	$93,074	$3,526	$—	$96,600

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.3%
Aerospace & Defense - 1.1%
Aerovironment, Inc. ‡ ^	18,935	$498
Ceradyne, Inc. ^	29,730	763
Cubic Corp.	5,400	260
GenCorp, Inc. ‡ ^	136,100	885
TASER International, Inc. ‡ ^	39,000	204
Triumph Group, Inc. ^	11,705	659
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. ‡ ^	14,800	644
Forward Air Corp. ^	36,527	1,179
Airlines - 0.4%
Alaska Air Group, Inc. ‡ ^	18,400	660
US Airways Group, Inc. ‡ ^	37,400	499
Auto Components - 0.0% ¥
China Automotive Systems, Inc. ‡	11,700	48
Automobiles - 0.0% ¥
Thor Industries, Inc. ^	1,900	52
Beverages - 0.2%
Boston Beer Co., Inc. - Class A ‡ ^	4,909	594
Biotechnology - 3.6%
Acorda Therapeutics, Inc. ‡	66,145	1,558
AVEO Pharmaceuticals, Inc. ‡ ^	43,650	531
BioMarin Pharmaceutical, Inc. ‡ ^	46,830	1,853
Cubist Pharmaceuticals, Inc. ‡ ^	11,100	421
Genomic Health, Inc. ‡ ^	44,990	1,503
Maxygen, Inc. ‡ ^	70,800	422
Momenta Pharmaceuticals, Inc. ‡ ^	1,600	22
Myrexis, Inc. ‡ ^	16,000	42
Onyx Pharmaceuticals, Inc. ‡ ^	45,865	3,047
Progenics Pharmaceuticals, Inc. ‡ ^	55,100	539
United Therapeutics Corp. ‡ ^	13,110	647
Building Products - 0.4%
USG Corp. ‡ ^	59,300	1,130
Capital Markets - 1.1%
Apollo Investment Corp. ^	56,300	432
Ares Capital Corp. ^	97,800	1,561
Arlington Asset Investment Corp. - Class A ^	17,600	382
Cowen Group, Inc. - Class A ‡ ^	43,600	116
Financial Engines, Inc. ‡ ^	23,275	499
Gladstone Investment Corp. ^	34,200	253
THL Credit, Inc. ^	4,500	61
Chemicals - 2.1%
Chemtura Corp. ‡ ^	6,700	97
Gulf Resources, Inc. ‡ ^	81,000	99
HB Fuller Co. ^	21,900	672
Innospec, Inc. ‡	33,400	989
Koppers Holdings, Inc.	22,900	779
LSB Industries, Inc. ‡ ^	49,078	1,517
Material Sciences Corp. ‡ ^	3,100	25
TPC Group, Inc. ‡ ^	20,220	747
Zep, Inc. ^	83,900	1,152
Commercial Banks - 6.9%
Access National Corp. ^	12,000	157
Bancfirst Corp. ^	2,600	109
Banco Latinoamericano de Comercio Exterior SA - Class E ^	58,000	1,243
Boston Private Financial Holdings, Inc. ^	63,200	564
C&F Financial Corp.	1,300	52
CapitalSource, Inc.	73,400	493
Center Bancorp, Inc.	26,800	302
Central Pacific Financial Corp. ‡ ^	27,600	390
Century Bancorp, Inc. - Class A ^	900	27
Citizens & Northern Corp. ^	18,900	360
Citizens Republic Bancorp, Inc. ‡ ^	50,300	862
Community Bank System, Inc. ^	3,900	106
East-West Bancorp, Inc.	4,900	115
Enterprise Bancorp, Inc. ^	2,700	44
First Busey Corp. ^	150,372	726

	Shares	Value (000’s)
Commercial Banks (continued)
First Defiance Financial Corp. ^	14,800	$253
First Financial Bancorp ^	7,600	121
First Financial Bankshares, Inc. ^	16,600	574
First Merchants Corp.	51,300	639
First Midwest Bancorp, Inc. ^	113,100	1,242
First Niagara Financial Group, Inc. ^	89,039	681
Great Southern Bancorp, Inc. ^	3,700	102
Hancock Holding Co. ^	26,400	804
International Bancshares Corp. ^	84,100	1,643
Lakeland Bancorp, Inc. ^	8,100	85
Lakeland Financial Corp. ^	30,200	810
MainSource Financial Group, Inc. ^	15,700	186
MB Financial, Inc. ^	48,600	1,047
National Bankshares, Inc. ^	1,100	33
National Penn Bancshares, Inc. ^	25,400	243
Northrim BanCorp, Inc. ^	2,100	45
OceanFirst Financial Corp. ^	15,500	223
Old National Bancorp ^	18,800	226
Peoples Bancorp, Inc.	10,300	226
Preferred Bank/Los Angeles CA ‡ ^	3,700	49
Republic Bancorp, Inc. - Class A ^	44,000	979
Suffolk Bancorp ‡	3,200	42
UMB Financial Corp. ^	13,200	676
Virginia Commerce Bancorp, Inc. ‡	4,400	37
Washington Trust Bancorp, Inc. ^	8,400	205
Webster Financial Corp. ^	73,500	1,593
WesBanco, Inc. ^	2,700	57
West Bancorporation, Inc. ^	41,100	391
Westamerica Bancorporation ^	12,700	599
Wilshire Bancorp, Inc. ‡ ^	106,100	581
WSFS Financial Corp. ^	3,000	121
Commercial Services & Supplies - 3.9%
ACCO Brands Corp. ‡ ^	169,400	1,752
Asta Funding, Inc. ^	5,100	48
Encore Capital Group, Inc. ‡ ^	41,318	1,224
G&K Services, Inc. - Class A ^	43,453	1,355
Portfolio Recovery Associates, Inc. ‡ ^	20,984	1,915
Rollins, Inc. ^	35,415	792
Standard Parking Corp. ‡ ^	42,988	925
Sykes Enterprises, Inc. ‡ ^	69,110	1,103
Tetra Tech, Inc. ‡	19,965	521
TRC Cos., Inc. ‡ ^	36,400	221
United Stationers, Inc. ^	62,300	1,679
Communications Equipment - 1.0%
ADTRAN, Inc.	13,310	402
Aruba Networks, Inc. ‡ ^	54,469	820
Aviat Networks, Inc. - Class A ‡ ^	17,400	49
Brocade Communications Systems, Inc. ‡ ^	39,400	194
Comtech Telecommunications Corp. ^	37,100	1,059
Tellabs, Inc. ^	134,400	448
Computers & Peripherals - 1.4%
Diebold, Inc. ^	40,400	1,491
Electronics for Imaging, Inc. ‡ ^	59,500	967
Imation Corp. ‡ ^	50,900	301
Lexmark International, Inc. - Class A ^	18,100	481
Synaptics, Inc. ‡ ^	32,550	932
Construction & Engineering - 0.3%
Argan, Inc. ^	31,100	435
Sterling Construction Co., Inc. ‡ ^	31,100	318
Consumer Finance - 1.8%
Cash America International, Inc. ^	27,535	1,213
CompuCredit Holdings Corp. ‡ ^	12,100	44
Ezcorp, Inc. - Class A ‡ ^	75,050	1,761
First Cash Financial Services, Inc. ‡ ^	57,185	2,297
Imperial Holdings, Inc. ‡ ^	13,900	53
QC Holdings, Inc. ^	9,100	38

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Containers & Packaging - 0.6%
Aptargroup, Inc. ^	24,300	$1,240
Greif, Inc. - Class A ^	13,500	554
Distributors - 0.1%
VOXX International Corp. - Class A ‡ ^	37,700	351
Diversified Consumer Services - 2.0%
American Public Education, Inc. ‡ ^	40,970	1,311
Coinstar, Inc. ‡ ^	21,800	1,497
Corinthian Colleges, Inc. ‡ ^	113,500	328
ITT Educational Services, Inc. ‡ ^	8,300	504
Matthews International Corp. - Class A ^	37,000	1,202
Steiner Leisure, Ltd. ‡ ^	23,975	1,113
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc. ^	14,600	73
Kayne Anderson Energy Development Co. ^	19,400	482
KKR Financial Holdings LLC	52,000	443
Diversified Telecommunication Services - 0.2%
IDT Corp. - Class B ^	47,200	463
Electric Utilities - 1.6%
Cleco Corp. ^	4,600	192
El Paso Electric Co. ^	38,100	1,263
NGP Capital Resources Co. ^	5,700	40
Portland General Electric Co. ^	10,700	285
UNS Energy Corp.	53,500	2,056
Westar Energy, Inc. ^	30,000	899
Electrical Equipment - 1.3%
Acuity Brands, Inc. ^	13,900	708
Belden, Inc. ^	70,400	2,348
EnerSys ‡	13,200	463
Fushi Copperweld, Inc. ‡	31,424	273
Lihua International, Inc.	30,900	169
Electronic Equipment & Instruments - 1.9%
Agilysys, Inc. ‡ ^	55,600	482
Coherent, Inc. ‡ ^	15,300	662
Electro Scientific Industries, Inc. ^	17,400	206
FEI Co. ‡ ^	30,975	1,481
LoJack Corp. ‡ ^	37,100	112
MTS Systems Corp. ^	27,200	1,049
Multi-Fineline Electronix, Inc. ‡ ^	22,674	559
SYNNEX Corp. ‡ ^	22,200	766
Tech Data Corp. ‡ ^	9,100	438
Energy Equipment & Services - 2.1%
Bristow Group, Inc. ^	19,800	805
Dril-Quip, Inc. ‡ ^	16,715	1,096
Exterran Holdings, Inc. ‡ ^	10,500	134
Helix Energy Solutions Group, Inc. ‡ ^	74,500	1,223
Hercules Offshore, Inc. ‡ ^	21,400	76
Lufkin Industries, Inc.	14,095	766
Newpark Resources, Inc. ‡ ^	147,010	867
SEACOR Holdings, Inc. ‡ ^	12,670	1,132
T.G.C. Industries, Inc. ‡ ^	22,000	214
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc. ^	25,900	1,528
PriceSmart, Inc. ^	9,485	640
Food Products - 1.3%
Cal-Maine Foods, Inc. ^	17,300	676
Darling International, Inc. ‡ ^	38,747	639
Dean Foods Co. ‡ ^	7,100	121
Feihe International, Inc. ‡ ^	19,600	134
Lancaster Colony Corp.	8,995	641
Omega Protein Corp. ‡ ^	47,100	347
Pilgrim’s Pride Corp. ‡ ^	3,500	25
Post Holdings, Inc. ‡	15,800	486
Sensient Technologies Corp.	20,800	763
Gas Utilities - 1.4%
Atmos Energy Corp.	31,800	1,115
Chesapeake Utilities Corp. ^	9,900	433
Laclede Group, Inc. ^	2,000	80
New Jersey Resources Corp. ^	10,872	474

	Shares	Value (000’s)
Gas Utilities (continued)
Southwest Gas Corp.	31,800	$1,388
WGL Holdings, Inc. ^	18,800	747
Health Care Equipment & Supplies - 5.6%
Align Technology, Inc. ‡ ^	28,280	946
Cynosure, Inc. - Class A ‡	8,000	169
DexCom, Inc. ‡ ^	61,775	801
Endologix, Inc. ‡ ^	68,690	1,061
Haemonetics Corp. ‡ ^	9,400	697
ICU Medical, Inc. ‡ ^	28,300	1,511
Insulet Corp. ‡ ^	79,923	1,708
NuVasive, Inc. ‡ ^	30,600	776
NxStage Medical, Inc. ‡ ^	116,511	1,952
RTI Biologics, Inc. ‡ ^	418,268	1,573
Spectranetics Corp. ‡ ^	163,804	1,870
STERIS Corp. ^	30,300	951
Thoratec Corp. ‡ ^	54,250	1,822
Wright Medical Group, Inc. ‡	26,920	575
Health Care Providers & Services - 1.9%
Amsurg Corp. - Class A ‡ ^	74,300	2,227
CardioNet, Inc. ‡	57,100	116
Corvel Corp. ‡ ^	21,500	1,054
HMS Holdings Corp. ‡ ^	46,490	1,548
Select Medical Holdings Corp. ‡ ^	53,800	544
Health Care Technology - 0.3%
Vocera Communications, Inc. ‡	33,744	904
Hotels, Restaurants & Leisure - 3.6%
Ameristar Casinos, Inc. ^	24,000	426
BJ’s Restaurants, Inc. ‡ ^	33,850	1,286
Boyd Gaming Corp. ‡ ^	119,000	857
Brinker International, Inc. ^	16,900	539
Buffalo Wild Wings, Inc. ‡ ^	15,330	1,328
CEC Entertainment, Inc. ^	30,900	1,124
Choice Hotels International, Inc. ^	25,100	1,002
Life Time Fitness, Inc. ‡ ^	28,110	1,307
Red Robin Gourmet Burgers, Inc. ‡ ^	12,800	391
Sonic Corp. ‡ ^	10,900	109
Texas Roadhouse, Inc. - Class A ^	86,185	1,588
Town Sports International Holdings, Inc. ‡ ^	24,800	330
Wendy’s Co. ^	70,100	331
Household Durables - 1.2%
Blyth, Inc. ^	29,800	1,030
CSS Industries, Inc. ^	8,600	177
Helen of Troy, Ltd. ‡ ^	51,100	1,732
PulteGroup, Inc. ‡ ^	55,900	598
Independent Power Producers & Energy Traders - 0.1%
Genie Energy, Ltd. ^	10,900	85
GenOn Energy, Inc. ‡ ^	47,300	81
Industrial Conglomerates - 1.5%
Carlisle Cos., Inc. ^	64,600	3,425
Raven Industries, Inc. ^	16,660	1,159
Insurance - 3.1%
American Equity Investment Life Holding Co. ^	16,800	185
AMERISAFE, Inc. ‡ ^	41,700	1,082
Amtrust Financial Services, Inc. ^	12,600	374
Assured Guaranty, Ltd.	48,400	682
Crawford & Co. - Class B ^	48,400	198
Homeowners Choice, Inc. ^	8,900	157
Maiden Holdings, Ltd. ^	111,100	964
Meadowbrook Insurance Group, Inc. ^	10,900	96
National Financial Partners Corp. ‡ ^	72,400	970
Phoenix Cos., Inc. ‡ ^	125,400	232
Platinum Underwriters Holdings, Ltd.	31,900	1,215
Primerica, Inc.	52,400	1,401
Protective Life Corp. ^	17,300	509
RLI Corp. ^	16,900	1,153
Internet & Catalog Retail - 0.1%
PetMed Express, Inc. ^	20,100	244

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Internet Software & Services - 2.1%
Ancestry.com, Inc. ‡ ^	31,895	$878
AOL, Inc. ‡ ^	17,700	497
Blucora, Inc. ‡ ^	54,200	668
comScore, Inc. ‡ ^	57,567	948
Constant Contact, Inc. ‡ ^	32,317	578
IAC/InterActiveCorp ^	15,400	702
j2 Global, Inc. ^	40,925	1,081
VistaPrint NV ‡ ^	28,431	918
IT Services - 2.2%
Global Cash Access Holdings, Inc. ‡ ^	23,300	168
Heartland Payment Systems, Inc.	15,700	472
InterXion Holding NV ‡	44,820	812
Lender Processing Services, Inc. ^	1,200	30
MAXIMUS, Inc.	79,368	4,107
Virtusa Corp. ‡ ^	65,298	872
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. ‡	12,100	442
Brunswick Corp. ^	23,500	523
Multimedia Games Holding Co., Inc. ‡	21,300	298
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. ‡	46,100	216
Charles River Laboratories International, Inc. ‡	60,400	1,979
Fluidigm Corp. ‡ ^	65,174	980
ICON PLC ADR ‡ ^	100,800	2,271
Machinery - 5.2%
Actuant Corp. - Class A ^	1,000	27
Albany International Corp. - Class A ^	75,300	1,409
CLARCOR, Inc. ^	22,590	1,088
ESCO Technologies, Inc. ^	76,323	2,782
Flow International Corp. ‡ ^	23,800	75
FreightCar America, Inc.	11,100	255
Hurco Cos., Inc. ‡ ^	10,200	209
Kadant, Inc. ‡ ^	18,200	427
LB Foster Co. - Class A ^	8,700	249
Lindsay Corp. ^	21,785	1,414
Middleby Corp. ‡ ^	14,850	1,479
Mueller Industries, Inc. ^	51,900	2,210
Terex Corp. ‡ ^	24,800	442
Toro Co. ^	7,847	575
Wabtec Corp.	14,108	1,101
Woodward, Inc. ^	37,381	1,474
Marine - 0.6%
Kirby Corp. ‡ ^	28,900	1,361
Matson, Inc.	7,800	415
Media - 1.2%
Arbitron, Inc. ^	52,200	1,827
Cinemark Holdings, Inc. ^	56,542	1,292
Fisher Communications, Inc. ‡ ^	900	27
Global Sources, Ltd. ‡ ^	7,100	47
Lakes Entertainment, Inc. ‡ ^	9,100	26
Nexstar Broadcasting Group, Inc. - Class A ‡ ^	5,200	35
Saga Communications, Inc. - Class A ‡ ^	800	30
Sinclair Broadcast Group, Inc. - Class A ^	18,300	166
Metals & Mining - 0.8%
Coeur d’Alene Mines Corp. ‡ ^	46,300	814
Commercial Metals Co. ^	38,800	490
Hecla Mining Co. ^	149,210	709
RTI International Metals, Inc. ‡ ^	18,400	416
Multiline Retail - 1.2%
Big Lots, Inc. ‡ ^	42,135	1,718
Dillard’s, Inc. - Class A ^	8,900	567
Fred’s, Inc. - Class A ^	89,200	1,364
Multi-Utilities - 0.0% ¥
PNM Resources, Inc. ^	4,900	96
Office Electronics - 0.3%
Zebra Technologies Corp. - Class A ‡	28,200	969

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels - 3.6%
Adams Resources & Energy, Inc. ^	1,100	$46
Delek US Holdings, Inc. ^	61,400	1,080
Energy XXI Bermuda, Ltd. ^	37,365	1,168
Frontline, Ltd. ^	148,800	679
GeoResources, Inc. ‡	28,100	1,029
Gulfport Energy Corp. ‡ ^	73,715	1,520
Oasis Petroleum, Inc. ‡ ^	42,000	1,016
Penn Virginia Corp. ^	50,800	373
PetroQuest Energy, Inc. ‡ ^	120,655	603
REX American Resources Corp. ‡ ^	22,400	437
Scorpio Tankers, Inc. ‡ ^	95,400	610
Stone Energy Corp. ‡	4,800	122
Vaalco Energy, Inc. ‡ ^	56,200	485
W&T Offshore, Inc. ^	47,200	722
Western Refining, Inc. ^	29,300	653
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc. ^	22,885	652
Deltic Timber Corp. ^	21,000	1,280
Domtar Corp.	10,400	798
P.H. Glatfelter Co.	36,700	601
Personal Products - 0.2%
Nu Skin Enterprises, Inc. - Class A ^	12,490	586
Pharmaceuticals - 1.9%
Akorn, Inc. ‡ ^	10,700	169
Auxilium Pharmaceuticals, Inc. ‡ ^	80,180	2,157
Cumberland Pharmaceuticals, Inc. ‡ ^	38,900	251
Impax Laboratories, Inc. ‡ ^	62,135	1,259
Medicis Pharmaceutical Corp. - Class A ^	8,300	283
Salix Pharmaceuticals, Ltd. ‡ ^	27,705	1,508
Professional Services - 0.4%
Barrett Business Services, Inc. ^	24,000	507
CRA International, Inc. ‡ ^	5,300	78
Resources Connection, Inc.	27,900	343
RPX Corp. - Class A ‡ ^	24,300	349
Real Estate Investment Trusts - 4.4%
Alexander’s, Inc. ^	760	328
Campus Crest Communities, Inc. ^	75,800	788
CreXus Investment Corp. ^	40,600	413
DiamondRock Hospitality Co. ^	93,952	958
Education Realty Trust, Inc. ^	104,000	1,152
Extra Space Storage, Inc.	42,900	1,314
Kite Realty Group Trust ^	52,300	261
Mack-Cali Realty Corp. ^	27,200	791
Mission West Properties, Inc. ^	54,800	472
Monmouth Real Estate Investment Corp. - Class A ^	96,500	1,131
NorthStar Realty Finance Corp.	187,400	978
One Liberty Properties, Inc.	22,800	429
Post Properties, Inc.	12,600	617
Retail Opportunity Investments Corp. ^	2,100	25
RLJ Lodging Trust	67,700	1,227
Sovran Self Storage, Inc. ^	23,900	1,197
STAG Industrial, Inc. ^	7,500	109
Winthrop Realty Trust ^	36,000	438
Road & Rail - 0.7%
Arkansas Best Corp. ^	5,600	71
Con-way, Inc. ^	1,700	61
Genesee & Wyoming, Inc. - Class A ‡ ^	29,200	1,543
Landstar System, Inc.	7,450	385
Semiconductors & Semiconductor Equipment - 2.4%
Cabot Microelectronics Corp.	5,900	172
Cavium, Inc. ‡ ^	18,601	521
EXAR Corp. ‡ ^	8,600	70
FormFactor, Inc. ‡ ^	65,800	426
GT Advanced Technologies, Inc. ‡ ^	195,800	1,034
Mellanox Technologies, Ltd. ‡ ^	16,807	1,191
Microsemi Corp. ‡ ^	67,360	1,244
MKS Instruments, Inc.	2,600	75

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc. ^	20,070	$749
Rudolph Technologies, Inc. ‡ ^	43,000	375
Skyworks Solutions, Inc. ‡ ^	24,197	662
Teradyne, Inc. ‡ ^	11,300	159
Tessera Technologies, Inc. ^	28,400	437
Software - 3.1%
Aspen Technology, Inc. ‡ ^	71,810	1,662
Blackbaud, Inc. ^	38,610	991
Cadence Design Systems, Inc. ‡ ^	161,886	1,780
Fair Isaac Corp. ^	27,300	1,154
Manhattan Associates, Inc. ‡	3,700	169
MICROS Systems, Inc. ‡ ^	22,150	1,134
Parametric Technology Corp. ‡ ^	58,233	1,221
SolarWinds, Inc. ‡ ^	2,600	113
Websense, Inc. ‡ ^	54,100	1,013
Specialty Retail - 4.2%
Ascena Retail Group, Inc. ‡	67,400	1,255
Build-A-Bear Workshop, Inc. ‡ ^	41,800	200
Cato Corp. - Class A ^	112,404	3,424
Chico’s FAS, Inc. ^	87,766	1,302
Conn’s, Inc. ‡ ^	70,800	1,048
DSW, Inc. - Class A ^	18,560	1,010
Hot Topic, Inc. ^	101,500	984
Pier 1 Imports, Inc. ^	33,200	545
Stage Stores, Inc. ^	119,400	2,187
Zumiez, Inc. ‡ ^	14,900	590
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. ‡ ^	15,927	701
Movado Group, Inc. ^	23,200	580
Oxford Industries, Inc. ^	1,200	54
Skechers U.S.A., Inc. - Class A ‡ ^	50,000	1,019
True Religion Apparel, Inc.	39,860	1,155
Vera Bradley, Inc. ‡ ^	53,947	1,137
Thrifts & Mortgage Finance - 1.0%
Dime Community Bancshares, Inc. ^	17,600	234
First Financial Northwest, Inc. ‡ ^	5,300	43
Flushing Financial Corp. ^	53,110	724
Northwest Bancshares, Inc. ^	126,100	1,477
Oritani Financial Corp. ^	7,800	112
Pulaski Financial Corp. ^	4,900	36
Rockville Financial, Inc. ^	12,300	142
Tree.com, Inc. ‡ ^	6,300	72
Washington Federal, Inc. ^	6,500	110

	Shares	Value (000’s)
Tobacco - 0.2%
Universal Corp. ^	9,200	$426
Vector Group, Ltd. ^	14,200	242
Trading Companies & Distributors - 1.0%
Aceto Corp. ^	3,900	35
Applied Industrial Technologies, Inc. ^	41,150	1,516
GATX Corp. ^	39,400	1,517
Water Utilities - 0.0% ¥
Consolidated Water Co., Ltd. ^	6,700	56

Total Common Stocks (cost $248,165)		288,038

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.07%, 09/13/2012 ▲ g	$330	330
Total Short-Term U.S. Government Obligation (cost $330)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	76,109,951	76,110
Total Securities Lending Collateral (cost $76,110)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $7,149 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 08/15/2039 - 11/15/2040, and with a total value of $7,297.	$7,149	7,149
Total Repurchase Agreement (cost $7,149)

Total Investment Securities (cost $331,754) Õ		371,627
Other Assets and Liabilities - Net		(75,625)

Net Assets		$296,002

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
Russell 2000 Mini Index	Long	19	09/21/2012	$71

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $73,516.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
g	This security in the amount of $330 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $331,754. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,616 and $11,743, respectively. Net unrealized appreciation for tax purposes is $39,873.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$285,767	$2,271	$—	$288,038
Repurchase Agreement	—	7,149	—	7,149
Securities Lending Collateral	76,110	—	—	76,110
Short-Term U.S. Government Obligation	—	330	—	330

Total	$361,877	$9,750	$—	$371,627

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$71	$—	$—	$71

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.4%
DigitalGlobe, Inc. ‡	47,400	$718
Hexcel Corp. ‡ ^	24,892	642
Triumph Group, Inc. ^	7,800	439
Air Freight & Logistics - 0.6%
Hub Group, Inc. - Class A ‡ ^	12,266	444
Airlines - 1.1%
Allegiant Travel Co. - Class A ‡ ^	4,500	314
Spirit Airlines, Inc. ‡ ^	27,400	533
Biotechnology - 4.0%
Astex Pharmaceuticals ‡ ^	119,877	251
Cubist Pharmaceuticals, Inc. ‡ ^	13,900	527
Myriad Genetics, Inc. ‡ ^	27,300	648
Onyx Pharmaceuticals, Inc. ‡ ^	6,500	432
Seattle Genetics, Inc. ‡ ^	22,728	577
United Therapeutics Corp. ‡ ^	13,115	648
Building Products - 1.6%
A.O. Smith Corp. ^	13,774	674
Armstrong World Industries, Inc. ^	11,500	565
Capital Markets - 1.1%
Walter Investment Management Corp. ^	21,207	498
WisdomTree Investments, Inc. ‡ ^	50,760	333
Chemicals - 2.1%
Balchem Corp. ^	18,464	602
Kraton Performance Polymers, Inc. ‡ ^	17,575	385
NewMarket Corp. ^	2,100	455
PolyOne Corp.	10,198	140
Commercial Banks - 2.5%
Boston Private Financial Holdings, Inc. ^	58,212	520
First Horizon National Corp. ^	23,600	204
Pinnacle Financial Partners, Inc. ‡ ^	22,700	443
Texas Capital Bancshares, Inc. ‡ ^	7,600	307
Umpqua Holdings Corp. ^	31,525	415
Commercial Services & Supplies - 3.4%
Consolidated Graphics, Inc. ‡ ^	11,831	344
Corrections Corp. of America	20,100	592
Covanta Holding Corp.	33,000	566
InnerWorkings, Inc. ‡ ^	33,700	456
Rollins, Inc.	27,100	606
Communications Equipment - 1.3%
Emulex Corp. ‡ ^	28,952	208
RADWARE, Ltd. ‡ ^	11,540	442
Sonus Networks, Inc. ‡ ^	149,223	321
Computers & Peripherals - 0.6%
Diebold, Inc.	12,200	450
Construction & Engineering - 0.5%
MYR Group, Inc. ‡	21,032	359
Consumer Finance - 2.4%
Cash America International, Inc. ^	9,700	427
DFC Global Corp. ‡ ^	30,618	564
First Cash Financial Services, Inc. ‡	15,256	613
Regional Management Corp. ‡ ^	13,968	230
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	9,500	406
Diversified Consumer Services - 2.3%
American Public Education, Inc. ‡ ^	12,397	397
Grand Canyon Education, Inc. ‡	35,501	743
Sotheby’s ^	18,785	627
Diversified Telecommunication Services - 0.4%
inContact, Inc. ‡ ^	66,946	335
Electrical Equipment - 0.7%
Belden, Inc. ^	7,100	237
II-VI, Inc. ‡ ^	20,088	335
Electronic Equipment & Instruments - 1.0%
Maxwell Technologies, Inc. ‡ ^	16,724	110
OSI Systems, Inc. ‡ ^	9,833	623
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. ‡ ^	37,012	382

	Shares	Value (000’s)
Energy Equipment & Services (continued)
Gulfmark Offshore, Inc. - Class A ‡ ^	10,100	$344
Helix Energy Solutions Group, Inc. ‡ ^	20,799	341
OYO Geospace Corp. ‡ ^	6,220	560
Food & Staples Retailing - 1.2%
Harris Teeter Supermarkets, Inc. ^	18,800	770
Susser Holdings Corp. ‡ ^	4,537	169
Food Products - 1.7%
Darling International, Inc. ‡	34,700	572
TreeHouse Foods, Inc. ‡ ^	11,800	735
Health Care Equipment & Supplies - 3.2%
Haemonetics Corp. ‡ ^	9,270	686
Masimo Corp. ‡ ^	28,500	638
Orthofix International NV ‡	14,100	582
Thoratec Corp. ‡	15,415	518
Health Care Providers & Services - 1.7%
HMS Holdings Corp. ‡ ^	25,100	836
Metropolitan Health Networks, Inc. ‡ ^	47,400	454
Health Care Technology - 2.7%
Computer Programs & Systems, Inc. ^	7,600	435
HealthStream, Inc. ‡ ^	17,421	453
MedAssets, Inc. ‡ ^	50,134	674
Omnicell, Inc. ‡ ^	34,300	502
Hotels, Restaurants & Leisure - 2.2%
Caribou Coffee Co., Inc. ‡ ^	16,516	213
Cheesecake Factory, Inc. ‡ ^	18,800	601
Cracker Barrel Old Country Store, Inc.	4,191	263
Shuffle Master, Inc. ‡	2,625	36
WMS Industries, Inc. ‡ ^	27,600	551
Household Durables - 0.2%
Ethan Allen Interiors, Inc. ^	8,787	175
Household Products - 0.6%
Spectrum Brands Holdings, Inc. ‡ ^	14,671	478
Insurance - 3.5%
Endurance Specialty Holdings, Ltd.	14,000	536
Horace Mann Educators Corp. ^	13,100	229
Infinity Property & Casualty Corp.	6,982	403
Maiden Holdings, Ltd. ^	40,500	352
Platinum Underwriters Holdings, Ltd.	12,500	476
ProAssurance Corp. ^	7,743	690
Internet & Catalog Retail - 1.0%
Shutterfly, Inc. ‡ ^	15,970	490
Stamps.com, Inc. ‡	11,500	284
Internet Software & Services - 5.6%
AOL, Inc. ‡ ^	11,000	309
CoStar Group, Inc. ‡ ^	4,500	365
DealerTrack Holdings, Inc. ‡ ^	16,400	494
Dice Holdings, Inc. ‡ ^	30,800	289
LivePerson, Inc. ‡ ^	24,196	461
NIC, Inc. ^	27,749	352
OpenTable, Inc. ‡ ^	11,000	496
SPS Commerce, Inc. ‡ ^	10,364	315
ValueClick, Inc. ‡ ^	25,953	425
VistaPrint NV ‡ ^	14,700	475
Zix Corp. ‡ ^	122,950	320
IT Services - 3.2%
Cardtronics, Inc. ‡ ^	12,900	390
CoreLogic, Inc. ‡	25,600	468
Euronet Worldwide, Inc. ‡ ^	24,800	425
MAXIMUS, Inc.	11,527	596
TNS, Inc. ‡ ^	21,377	384
Wright Express Corp. ‡ ^	3,463	214
Leisure Equipment & Products - 0.4%
Brunswick Corp. ^	13,500	300
Life Sciences Tools & Services - 2.3%
Bruker Corp. ‡	35,713	475
Charles River Laboratories International, Inc. ‡	17,300	567
ICON PLC ADR ‡ ^	30,906	696

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Machinery - 2.1%
Actuant Corp. - Class A ^	11,093	$301
Chart Industries, Inc. ‡ ^	2,719	187
Middleby Corp. ‡	759	76
Tennant Co. ^	6,242	249
Toro Co.	4,100	300
Trimas Corp. ‡ ^	23,367	470
Metals & Mining - 1.0%
Coeur d’Alene Mines Corp. ‡ ^	21,500	378
Stillwater Mining Co. ‡ ^	45,250	386
Multiline Retail - 0.4%
Fred’s, Inc. - Class A ^	20,921	320
Oil, Gas & Consumable Fuels - 1.9%
Energy XXI Bermuda, Ltd. ^	15,600	488
Kodiak Oil & Gas Corp. ‡ ^	34,300	282
Rex Energy Corp. ‡ ^	41,751	468
Swift Energy Co. ‡ ^	11,720	218
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc. ^	16,444	468
KapStone Paper and Packaging Corp. ‡ ^	34,000	539
Personal Products - 1.3%
Inter Parfums, Inc. ^	25,038	432
Nu Skin Enterprises, Inc. - Class A ^	12,000	563
Pharmaceuticals - 4.3%
Akorn, Inc. ‡ ^	27,091	427
Depomed, Inc. ‡ ^	58,464	333
Impax Laboratories, Inc. ‡ ^	24,521	497
Jazz Pharmaceuticals PLC ‡ ^	16,800	755
Par Pharmaceutical Cos., Inc. ‡	12,251	443
Questcor Pharmaceuticals, Inc. ‡ ^	11,300	602
Salix Pharmaceuticals, Ltd. ‡ ^	4,900	267
Professional Services - 2.8%
Corporate Executive Board Co.	10,600	434
Exponent, Inc. ‡	5,800	306
Huron Consulting Group, Inc. ‡ ^	19,885	630
Mistras Group, Inc. ‡ ^	16,000	420
TrueBlue, Inc. ‡ ^	21,457	332
Road & Rail - 1.1%
Landstar System, Inc. ^	4,200	217
Marten Transport, Ltd. ^	11,123	236
Old Dominion Freight Line, Inc. ‡ ^	9,587	416
Semiconductors & Semiconductor Equipment - 3.5%
Cavium, Inc. ‡ ^	20,900	586
Diodes, Inc. ‡ ^	21,323	400
MIPS Technologies, Inc. - Class A ‡ ^	81,982	547
Nova Measuring Instruments, Ltd. ‡ ^	53,700	468
NVE Corp. ‡ ^	6,536	351
Volterra Semiconductor Corp. ‡ ^	14,049	329
Software - 8.2%
ACI Worldwide, Inc. ‡	15,167	670
Allot Communications, Ltd. ‡ ^	17,741	494
BroadSoft, Inc. ‡ ^	5,424	157
Clicksoftware Technologies, Ltd. ^	46,742	378
CommVault Systems, Inc. ‡ ^	9,391	466
Manhattan Associates, Inc. ‡ ^	10,500	480
Mentor Graphics Corp. ‡ ^	36,800	552
Netscout Systems, Inc. ‡ ^	28,500	614
NICE Systems, Ltd. ADR ‡ ^	13,363	489
OPNET Technologies, Inc. ^	19,548	520
SolarWinds, Inc. ‡ ^	10,900	475
Tangoe, Inc. ‡	17,500	373
Tyler Technologies, Inc. ‡	6,009	242
Ultimate Software Group, Inc. ‡ ^	3,473	310
Specialty Retail - 7.2%
Aeropostale, Inc. ‡	13,200	235
Ascena Retail Group, Inc. ‡	28,600	533
Buckle, Inc. ^	12,000	475
Casual Male Retail Group, Inc. ‡ ^	140,098	509
Chico’s FAS, Inc.	40,900	607

	Shares	Value (000’s)
Specialty Retail (continued)
Express, Inc. ‡ ^	28,026	$509
Finish Line, Inc. - Class A ^	23,900	500
Genesco, Inc. ‡ ^	9,625	579
Monro Muffler Brake, Inc. ^	7,800	259
Pier 1 Imports, Inc. ^	23,500	386
Rent-A-Center, Inc. ^	16,849	568
Vitamin Shoppe, Inc. ‡ ^	6,082	334
Textiles, Apparel & Luxury Goods - 0.6%
Steven Madden, Ltd. ‡	13,999	444
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. ‡ ^	19,630	495

Total Common Stocks (cost $68,209)		73,723

WARRANT - 0.0% ¥
Oil, Gas & Consumable Fuels - 0.0% ¥
Magnum Hunter Resources ‡ ^ § Expiration: 10/14/2013 Exercise Price: $10.50	10,091	◆
Total Warrant (cost $◆)

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	19,618,505	19,619
Total Securities Lending Collateral (cost $19,619)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $3,365 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $3,434.	$3,365	3,365
Total Repurchase Agreement (cost $3,365)

Total Investment Securities (cost $91,193) Õ		96,707
Other Assets and Liabilities - Net		(20,255)

Net Assets		$76,452

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $19,086.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
§	Illiquid. Total aggregate market value of illiquid securities is less than $1, or less than 0.01%, of the portfolio’s net assets.
◆	Amount is less than 1.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $91,193. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,711 and $2,197, respectively. Net unrealized appreciation for tax purposes is $5,514.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$72,538	$1,185	$—	$73,723
Repurchase Agreement	—	3,365	—	3,365
Securities Lending Collateral	19,619	—	—	19,619
Warrant	◆	—	—	◆

Total	$92,157	$4,550	$—	$96,707

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 1.7%
Germany - 1.7%
Volkswagen AG , 2.45% ▲	64,777	$10,262
Total Preferred Stock (cost $5,918)

COMMON STOCKS - 94.1%
Australia - 0.5%
BHP Billiton, Ltd.	94,954	3,093
Brazil - 4.0%
BM&FBOVESPA SA	950,300	4,850
Embraer SA ADR ‡	225,400	5,980
Itau Unibanco Holding SA ADR	356,700	4,965
Natura Cosmeticos SA	361,900	8,469
Canada - 3.6%
Canadian National Railway Co.	135,950	11,497
Canadian Natural Resources, Ltd.	183,600	4,925
Cenovus Energy, Inc. ^	180,688	5,745
China - 1.2%
Baidu, Inc. ADR ‡	64,528	7,419
Denmark - 2.8%
Novo Nordisk A/S - Class B	122,364	17,748
France - 6.7%
Air Liquide SA ^	107,193	12,255
Cie Generale des Etablissements Michelin -
Class B ^	97,246	6,362
LVMH Moet Hennessy Louis Vuitton SA	92,643	14,099
Publicis Groupe SA ^	188,554	8,623
Germany - 9.5%
Adidas AG	203,377	14,578
Allianz SE	86,700	8,721
Fresenius Medical Care AG & Co., KGaA	166,061	11,729
SAP AG	222,740	13,189
Siemens AG	121,600	10,218
Hong Kong - 11.6%
China Life Insurance Co., Ltd. - Class H	2,293,157	6,027
China Merchants Bank Co., Ltd. - Class H ^	4,696,845	8,930
CNOOC, Ltd.	6,726,494	13,561
Hong Kong Exchanges and Clearing, Ltd. ^	686,000	9,861
HSBC Holdings PLC ^	1,438,156	12,724
Industrial & Commercial Bank of China - Class H ^	13,207,300	7,404
Sinopharm Group Co., Ltd. - Class H ^	2,008,090	5,582
Tencent Holdings, Ltd. ^	259,975	7,678
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	295,694	11,662
Japan - 10.1%
Canon, Inc. ^	151,631	6,052
Dai-ichi Life Insurance Co., Ltd.	3,677	4,258
FANUC Corp.	48,524	7,976
KDDI Corp.	1,343	8,664
Komatsu, Ltd.	402,005	9,597
Mitsubishi UFJ Financial Group, Inc. ^	2,458,600	11,779
Toyota Motor Corp.	337,357	13,616
Korea, Republic of - 1.8%
Hyundai Motor Co.	54,618	11,213
Mexico - 1.4%
Wal-Mart de Mexico SAB de CV - Series V ^	3,304,400	8,841
Sweden - 2.6%
Hennes & Mauritz AB - Class B	312,671	11,223
Svenska Handelsbanken AB - Class A	133,100	4,376
Switzerland - 7.2%
Julius Baer Group, Ltd. ‡	173,596	6,294
Nestle SA	245,271	14,637
Novartis AG	215,671	12,058
Swatch Group AG - BR	11,940	4,719
Syngenta AG	18,590	6,364
United Kingdom - 20.5%
ARM Holdings PLC	661,819	5,243

	Shares	Value (000’s)
United Kingdom (continued)
BG Group PLC	617,386	$12,639
British American Tobacco PLC	325,073	16,527
Carnival PLC	264,878	9,057
Kingfisher PLC	2,239,810	10,104
Pearson PLC	376,637	7,473
Reckitt Benckiser Group PLC	274,534	14,511
Rolls-Royce Holdings PLC ‡ §	403,240	5,435
SABMiller PLC	196,479	7,883
Standard Chartered PLC	607,068	13,188
TESCO PLC	2,282,557	11,093
Vodafone Group PLC	4,348,060	12,221
United States - 8.7%
Accenture PLC - Class A ^	49,810	2,993
Check Point Software Technologies, Ltd. ‡	148,696	7,374
Covidien PLC	165,746	8,867
Potash Corp. of Saskatchewan, Inc.	206,500	9,022
Schlumberger, Ltd.	195,208	12,671
Yandex NV - Class A ‡	184,000	3,505
Yum! Brands, Inc. ^	129,700	8,355

Total Common Stocks (cost $495,428)		577,722

SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	59,895,280	59,895
Total Securities Lending Collateral (cost $59,895)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $20,701 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $21,117.	$20,701	20,701
Total Repurchase Agreement (cost $20,701)

Total Investment Securities (cost $581,942) Џ		668,580
Other Assets and Liabilities - Net		(55,325)

Net Assets		$613,255

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	9.5%	$63,365
Pharmaceuticals	6 .2	41,468
Oil, Gas & Consumable Fuels	5 .5	36,870
Automobiles	5 .2	35,092
Textiles, Apparel & Luxury Goods	5 .0	33,396
Chemicals	4 .1	27,641
Specialty Retail	3 .2	21,327
Wireless Telecommunication Services	3 .1	20,885
Software	3 .1	20,563
Food & Staples Retailing	3 .0	19,934
Insurance	2 .8	19,006
Internet Software & Services	2 .8	18,602
Machinery	2 .6	17,573
Hotels, Restaurants & Leisure	2 .6	17,412
Health Care Providers & Services	2 .6	17,311
Tobacco	2 .5	16,527
Media	2 .4	16,096
Diversified Financial Services	2 .2	14,711
Food Products	2 .2	14,637
Household Products	2 .2	14,511
Energy Equipment & Services	1 .9	12,671
Road & Rail	1 .7	11,497
Aerospace & Defense	1 .7	11,415
Industrial Conglomerates	1 .5	10,218
Health Care Equipment & Supplies	1 .3	8,867
Personal Products	1 .3	8,469
Beverages	1 .2	7,883
Auto Components	1 .0	6,362
Capital Markets	0 .9	6,294
Office Electronics	0 .9	6,052
Semiconductors & Semiconductor Equipment	0 .8	5,243
Metals & Mining	0 .5	3,093
IT Services	0 .4	2,993

Investment Securities, at Value	87.9	587,984
Short-Term Investments	12.1	80,596

Total Investments	100.0%	$668,580

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Sold (000’s)	Settlement Date	Amount in U.S. Dollars Sold (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	SSB	(10,979)	07/18/2012	$(13,814)	$(82)
Euro	SSB	(31,364)	11/08/2012	(41,090)	1,344

					$1,262

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$1,262	$—	$1,262

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $56,978.
§	Illiquid. Total aggregate market value of illiquid securities is $5,435, or 0.89%, of the portfolio’s net assets.
Õ	Aggregate cost for federal income tax purposes is $581,942. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $120,561 and $33,923, respectively. Net unrealized appreciation for tax purposes is $86,638.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$108,059	$469,663	$—	$577,722
Preferred Stock	—	10,262	—	10,262
Repurchase Agreement	—	20,701	—	20,701
Securities Lending Collateral	59,895	—	—	59,895

Total	$167,954	$500,626	$—	$668,580

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Forward Foreign Currency Contracts - Appreciation	$—	$1,344	$—	$1,344
Forward Foreign Currency Contracts - Depreciation	—	(82)	—	(82)

Total	$—	$1,262	$—	$1,262

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts in thousands)

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities		Core Bond	High Yield Bond	Balanced
Assets:
Investment securities, at value	$782,100	$415,020	$367,773		$1,950,264	$733,156	$133,427
Repurchase agreements, at value	106,965	16,084	—		—	42,027	720
Cash on deposit with broker	—	—	149		—	—	78
Cash	5	—	—		—	9	—
Foreign currency, at value	—	—	5		1,210	—	5
Unrealized appreciation on forward foreign currency contracts	—	—	850		542	—	16
Unrealized appreciation on swap agreements	—	—	1,157		2,614	—	—
Premium paid on swap agreements	—	—	291		1,003	—	—
Receivables:
Due from advisor	—	—	—		—	—	7
Investment securities sold	34,800	8,023	1,617		565,584	260	14,655
Interest	516	2,052	1,564		10,593	12,809	270
Dividends	—	—	—		—	—	92
Dividend reclaims	—	—	—		—	—	—	(A)
Securities lending income (net)	—	4	1		31	—	4
Variation margin	—	—	188		521	—	12
Other	3	1	1		5	119	—	(A)
Prepaid expenses	5	3	2		9	5	1

	924,394	441,187	373,598		2,532,376	788,385	149,287

Liabilities:
Cash on deposit with broker	—	—	—		1,800	—	—
Accounts payable and accrued liabilities:
Collateral for securities on loan	—	24,456	14,757		163,655	—	20,393
Due to advisor	—	—	—	(A)	—	—	—
Investment securities purchased	—	7,693	1,916		629,135	15,621	14,586
Advisory fees	180	113	99		434	332	38
Trustee and CCO fees	2	1	1		3	1	—	(A)
Custody fees	25	13	12		122	31	32
Interest and dividends from securities sold short	—	—	—		201	—	6
Audit and tax fees	10	10	11		12	11	11
Legal fees	21	11	13		39	15	2
Other	7	1	19		75	1	4
Unrealized depreciation on swap agreements	—	—	209		2,850	—	—
Premiums received on swap agreements	—	—	—		4,873	—	—
Securities sold short, at value	—	—	—		161,556	—	5,214
Written options and swaptions, at value	—	—	492		1,257	—	2
Unrealized depreciation on forward foreign currency contracts	—	—	24		—	—	—

	245	32,298	17,553		966,012	16,012	40,288

Net Assets	$924,149	$408,889	$356,045		$1,566,364	$772,373	$108,999

Investment securities, at cost	$782,100	$410,092	$348,034		$1,929,114	$725,215	$130,564
Repurchase agreements, at cost	$106,965	$16,084	$—		$—	$42,027	$720
Foreign currency, at cost	$—	$—	$3		$1,112	$—	$4
Securities loaned, at value	$—	$23,952	$14,459		$160,362	$—	$19,941
Proceeds from securities sold short	$—	$—	$—		$161,018	$—	$5,198
Premium on written options and swaptions	$—	$—	$502		$1,792	$—	$7

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

	Large Value		Large Core		Large Growth		Mid Value		Mid Growth		Small Value
Assets:
Investment securities, at value	$849,079		$274,561		$907,643		$819,060		$232,568		$94,929
Repurchase agreements, at value	13,900		3,795		18,607		25,428		2,520		1,671
Receivables:
Due from advisor	—		—		5		—		2		2
Investment securities sold	34		5		7,646		5,614		3,022		395
Interest	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—
Dividends	1,054		292		554		1,134		84		79
Dividend reclaims	—		—		114		12		—		—
Securities lending income (net)	6		2		118		14		11		3
Other	3		1		3		2		1		—	(A)
Prepaid expenses	10		2		12		5		1		1

	864,086		278,658		934,702		851,269		238,209		97,080

Liabilities:
Accounts payable and accrued liabilities:
Collateral for securities on loan	38,112		22,747		53,673		85,064		47,435		19,789
Due to advisor	—		—		—		—	(A)	—		—
Investment securities purchased	658		247		3,234		3,841		4,873		—
Advisory fees	284		118		425		395		103		48
Trustee and CCO fees	—	(A)	—	(A)	2		1		—	(A)	—	(A)
Custody fees	17		5		31		21		10		6
Audit and tax fees	10		11		11		10		10		10
Legal fees	17		4		21		17		4		2
Other	—	(A)	2		—	(A)	2		1		1

	39,098		23,134		57,397		89,351		52,436		19,856

Net Assets	$824,988		$255,524		$877,305		$761,918		$185,773		$77,224

Investment securities, at cost	$757,125		$236,199		$782,748		$734,755		$208,343		$82,416
Repurchase agreements, at cost	$13,900		$3,795		$18,607		$25,428		$2,520		$1,671
Securities loaned, at value	$37,261		$22,174		$52,497		$83,057		$46,366		$19,032

	Small Core		Small Growth		International Equity
Assets:
Investment securities, at value	$364,478		$93,342		$647,879
Repurchase agreements, at value	7,149		3,365		20,701
Cash	—		—		42
Foreign currency, at value	—		—		231
Unrealized appreciation on forward foreign currency contracts	—		—		1,344
Receivables:
Due from advisor	—		5		—
Investment securities sold	3,499		2,393		1,495
Interest	—	(A)	—	(A)	—	(A)
Dividends	231		19		2,182
Dividend reclaims	—		—		3,694
Securities lending income (net)	37		12		25
Variation margin	45		—		—
Other	1		—	(A)	2
Prepaid expenses	2		1		4

	375,442		99,137		677,599

Liabilities:
Accounts payable and accrued liabilities:
Collateral for securities on loan	76,110		19,619		59,895
Investment securities purchased	3,119		2,993		3,870
Advisory fees	180		51		353
Trustee and CCO fees	—	(A)	—	(A)	1
Custody fees	14		11		107
Audit and tax fees	10		10		15
Legal fees	5		1		18
Other	2		—	(A)	3
Unrealized depreciation on forward foreign currency contracts	—		—		82

	79,440		22,685		64,344

Net Assets	$296,002		$76,452		$613,255

Investment securities, at cost	$324,605		$87,828		$561,241
Repurchase agreements, at cost	$7,149		$3,365		$20,701
Foreign currency, at cost	$—		$—		$232
Securities loaned, at value	$73,516		$19,086		$56,978

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond	Balanced
Investment income:
Interest income	$782	$5,549	$4,867	$27,370	$30,289	$646
Securities lending income (net)	—	29	8	131	—	23
Dividend income	—	—	—	74	131	664
Withholding taxes on foreign income	—	—	—	(22)	3	—	(A)

	782	5,578	4,875	27,553	30,423	1,333

Expenses:
Advisory	1,138	736	615	2,695	2,063	243
Custody	75	34	49	241	84	73
Audit and tax	8	8	9	10	9	9
Legal	30	14	15	52	21	3
Printing and shareholder reports	3	1	1	3	1	—	(A)
Trustee and CCO	11	5	4	18	8	1
Other	8	3	2	11	5	1

Total expenses	1,273	801	695	3,030	2,191	330

Expenses reimbursed/waived	—	—	—	—	—	(61)

Net expenses	1,273	801	695	3,030	2,191	269

Net investment income (loss)	(491)	4,777	4,180	24,523	28,232	1,064

Net realized gain (loss) on transactions from:
Investment securities	(1)	371	7,920	10,941	888	1,524
Swap agreements	—	—	(729)	(1,361)	—	—
Futures contracts	—	—	(833)	(2,556)	—	68
Written option and swaption contracts	—	—	139	1,916	—	(5)
Foreign currency transactions	—	—	307	1,205	—	24
Securities sold short	—	—	—	(169)	—	(2)

	(1)	371	6,804	9,976	888	1,609

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	—	1,684	(564)	20,324	21,170	5,184
Swap agreements	—	—	751	(799)	—	—
Futures contracts	—	—	544	(779)	—	(37)
Written option and swaption contracts	—	—	1,340	2,312	—	5
Securities sold short	—	—	—	1,285	—	33
Translation of assets and liabilities denominated in foreign currencies	—	—	763	(838)	—	(12)

	—	1,684	2,834	21,505	21,170	5,173

Net realized and change in unrealized gain (loss)	(1)	2,055	9,638	31,481	22,058	6,782

Net increase (decrease) in net assets resulting from operations	$(492)	$6,832	$13,818	$56,004	$50,290	$7,846

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

	Large Value	Large Core		Large Growth		Mid Value		Mid Growth		Small Value
Investment income:
Interest income	$1	$—	(A)	$1		$2		$1		$—	(A)
Securities lending income (net)	31	13		490		68		73		30
Dividend income	10,307	2,601		5,110		7,533		613		916
Withholding taxes on foreign income	(7)	(2)		(62)		(11)		(6)		—

	10,332	2,612		5,539		7,592		681		946

Expenses:
Advisory	1,957	753		2,999		2,564		732		372
Custody	48	17		97		55		20		13
Audit and tax	9	9		9		8		8		8
Legal	26	7		31		34		6		3
Printing and shareholder reports	2	—	(A)	2		2		1		—	(A)
Trustee and CCO	9	3		11		8		2		1
Other	6	2		7		6		2		1

Total expenses	2,057	791		3,156		2,677		771		398

Expenses reimbursed/waived	—	—		(13)		—		(9)		(12)

Net expenses	2,057	791		3,143		2,677		762		386

Net investment income (loss)	8,275	1,821		2,396		4,915		(81)		560

Net realized gain (loss) on transactions from:
Investment securities	47,315	6,230		74,228		33,514		14,026		7,137
Foreign currency transactions	—	—		(12)		—		—	(A)	—

	47,315	6,230		74,216		33,514		14,026		7,137

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	22,947	17,284		36,203		31,589		8,329		305
Translation of assets and liabilities denominated in foreign currencies	—	—		—	(A)	—	(A)	—		—

	22,947	17,284		36,203		31,589		8,329		305

Net realized and change in unrealized gain	70,262	23,514		110,419		65,103		22,355		7,442

Net increase in net assets resulting from operations	$78,537	$25,335		$112,815		$70,018		$22,274		$8,002

	Small Core	Small Growth		International Equity
Investment income:
Interest income	$1	$—	(A)	$2
Securities lending income (net)	218	60		352
Dividend income	2,039	162		12,295
Withholding taxes on foreign income	—	(2)		(1,092)

	2,258	220		11,557

Expenses:
Advisory	1,203	408		2,499
Custody	36	27		198
Audit and tax	8	8		10
Legal	10	3		25
Printing and shareholder reports	1	—	(A)	1
Trustee and CCO	3	1		8
Other	2	1		5

Total expenses	1,263	448		2,746

Expenses reimbursed/waived	—	(26)		—

Net expenses	1,263	422		2,746

Net investment income (loss)	995	(202)		8,811

Net realized gain (loss) on transactions from:
Investment securities	17,553	6,129		22,191
Futures contracts	(3)	—		—
Foreign currency transactions	—	—	(A)	1,882

	17,550	6,129		24,073

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	2,351	1,228		4,269
Futures contracts	49	—		—
Translation of assets and liabilities denominated in foreign currencies	—	—	(A)	(1,196)

	2,400	1,228		3,073

Net realized and change in unrealized gain	19,950	7,357		27,146

Net increase in net assets resulting from operations	$20,945	$7,155		$35,957

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the period and years ended:

(all amounts in thousands)

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income (loss)	$(491)	$(436)	$4,777	$11,479	$4,180	$11,473
Net realized gain (loss)	(1)	8	371	483	6,804	17,853
Change in net unrealized appreciation (depreciation)	—	—	1,684	(1,728)	2,834	11,205

Net increase (decrease) in net assets resulting from Operations	(492)	(428)	6,832	10,234	13,818	40,531

From transactions in investors’ beneficial interests:
Contributions	206,467	494,457	74,201	242,064	22,362	76,278
Withdrawals	(277,455)	(563,796)	(130,372)	(257,771)	(38,679)	(86,275)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(70,988)	(69,339)	(56,171)	(15,707)	(16,317)	(9,997)

Net increase (decrease) in net assets	(71,480)	(69,767)	(49,339)	(5,473)	(2,499)	30,534

Net Assets:
Beginning of period/year	995,629	1,065,396	458,228	463,701	358,544	328,010

End of period/year	$924,149	$995,629	$408,889	$458,228	$356,045	$358,544

	Core Bond		High Yield Bond		Balanced
	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$24,523	$55,524	$28,232	$58,484	$1,064	$2,528
Net realized gain	9,976	41,206	888	9,982	1,609	6,365
Change in net unrealized appreciation (depreciation)	21,505	(2,706)	21,170	(34,284)	5,173	(5,078)

Net increase in net assets resulting from operations	56,004	94,024	50,290	34,182	7,846	3,815

From transactions in investors’ beneficial interests:
Contributions	144,411	274,865	62,569	120,713	4,144	7,124
Withdrawals	(222,642)	(402,304)	(69,762)	(134,702)	(7,102)	(23,165)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(78,231)	(127,439)	(7,193)	(13,989)	(2,958)	(16,041)

Net increase (decrease) in net assets	(22,227)	(33,415)	43,097	20,193	4,888	(12,226)

Net Assets:
Beginning of period/year	1,588,591	1,622,006	729,276	709,083	104,111	116,337

End of period/year	$1,566,364	$1,588,591	$772,373	$729,276	$108,999	$104,111

	Large Value		Large Core		Large Growth
	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$8,275	$15,905	$1,821	$3,381	$2,396	$3,800
Net realized gain	47,315	68,630	6,230	19,125	74,216	102,817
Change in net unrealized appreciation (depreciation)	22,947	(57,168)	17,284	(13,572)	36,203	(120,670)

Net increase (decrease) in net assets resulting from operations	78,537	27,367	25,335	8,934	112,815	(14,053)

From transactions in investors’ beneficial interests:
Contributions	30,595	67,603	9,225	16,232	34,021	66,114
Withdrawals	(161,910)	(231,319)	(14,240)	(45,957)	(285,838)	(212,337)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(131,315)	(163,716)	(5,015)	(29,725)	(251,817)	(146,223)

Net increase (decrease) in net assets	(52,778)	(136,349)	20,320	(20,791)	(139,002)	(160,276)

Net Assets:
Beginning of period/year	877,766	1,014,115	235,204	255,995	1,016,307	1,176,583

End of period/year	$824,988	$877,766	$255,524	$235,204	$877,305	$1,016,307

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and years ended:

(all amounts in thousands)

	Mid Value		Mid Growth		Small Value
	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income (loss)	$4,915	$9,178	$(81)	$(795)	$560	$724
Net realized gain	33,514	76,189	14,026	30,656	7,137	10,311
Change in net unrealized appreciation (depreciation)	31,589	(100,232)	8,329	(44,996)	305	(8,991)

Net increase (decrease) in net assets resulting from operations	70,018	(14,865)	22,274	(15,135)	8,002	2,044

From transactions in investors’ beneficial interests:
Contributions	23,814	58,995	7,538	25,002	2,657	8,136
Withdrawals	(80,749)	(204,429)	(50,641)	(72,998)	(37,393)	(40,649)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(56,935)	(145,434)	(43,103)	(47,996)	(34,736)	(32,513)

Net increase (decrease) in net assets	13,083	(160,299)	(20,829)	(63,131)	(26,734)	(30,469)

Net Assets:
Beginning of period/year	748,835	909,134	206,602	269,733	103,958	134,427

End of period/year	$761,918	$748,835	$185,773	$206,602	$77,224	$103,958

	Small Core		Small Growth		International Equity
	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income (loss)	$995	$1,029	$(202)	$(465)	$8,811	$13,705
Net realized gain	17,550	44,622	6,129	17,926	24,073	37,755
Change in net unrealized appreciation (depreciation)	2,400	(51,725)	1,228	(24,244)	3,073	(155,704)

Net increase (decrease) in net assets resulting from operations	20,945	(6,074)	7,155	(6,783)	35,957	(104,244)

From transactions in investors’ beneficial interests:
Contributions	7,274	20,061	3,151	11,856	32,012	70,059
Withdrawals	(28,277)	(59,525)	(41,978)	(39,680)	(134,884)	(178,905)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(21,003)	(39,464)	(38,827)	(27,824)	(102,872)	(108,846)

Net decrease in net assets	(58)	(45,538)	(31,672)	(34,607)	(66,915)	(213,090)

Net Assets:
Beginning of period/year	296,060	341,598	108,124	142,731	680,170	893,260

End of period/year	$296,002	$296,060	$76,452	$108,124	$613,255	$680,170

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Money Market
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$924,149		$995,629	$1,065,396	$1,132,907	$1,325,802	$1,050,796

Total return	(0.05)%	(A)	(0.04)%	0.02%	0.36%	2.44%	5.17%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.28%	(B)	0.28%	0.28%	0.27%	0.27%	0.28%
Before reimbursement	0.28%	(B)	0.28%	0.28%	0.27%	0.27%	0.28%
Net investment income (loss), to average net assets	(0.11%)	(B)	(0.04%)	0.02%	0.37%	2.43%	5.01%

				High Quality Bond
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$408,889		$458,228	$463,701	$477,088	$421,232	$833,291

Total return	1.61%	(A)	2.16%	4.20%	9.83%	0.55%	5.34%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.38%	(B)	0.38%	0.38%	0.38%	0.38%	0.38%
Before reimbursement	0.38%	(B)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income, to average net assets	2.28%	(B)	2.43%	2.99%	3.75%	4.24%	4.38%
Portfolio turnover rate	36%	(A)	84%	87%	104%	64%	56%

				Inflation-Protected Securities
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$356,045		$358,544	$328,010	$370,010	$389,198	$149,013

Total return	4.08%	(A)	12.33%	6.23%	10.22%	(2.14)%	10.16%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.39%	(B)	0.40%	0.38%	0.40%	0.39%	0.40%
Before reimbursement	0.39%	(B)	0.40%	0.38%	0.40%	0.39%	0.42%
Net investment income, to average net assets	2.37%	(B)	3.30%	2.04%	1.02%	4.99%	5.26%
Portfolio turnover rate	69%	(A)	134%	117%	118%	154%	340%

				Core Bond
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$1,566,364		$1,588,591	$1,622,006	$1,749,531	$1,667,313	$2,248,880

Total return	3.72%	(A)	6.20%	8.26%	12.89%	(1.83)%	6.67%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.39%	(B)	0.39%	0.39%	0.38%	0.38%	0.38%
Before reimbursement	0.39%	(B)	0.39%	0.39%	0.38%	0.38%	0.38%
Net investment income, to average net assets	3.19%	(B)	3.54%	3.65%	4.45%	5.12%	4.81%
Portfolio turnover rate	122%	(A)	406%	633%	1,014%(C)	530%	503%

				High Yield Bond
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$772,373		$729,276	$709,083	$641,917	$439,863	$538,727

Total return	6.97%	(A)	4.93%	15.81%	57.21%	(28.90)%	2.02%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.58%	(B)	0.59%	0.59%	0.59%	0.58%	0.58%
Before reimbursement	0.58%	(B)	0.59%	0.59%	0.59%	0.58%	0.58%
Net investment income, to average net assets	7.53%	(B)	8.04%	8.84%	10.10%	9.57%	7.97%
Portfolio turnover rate	46%	(A)	81%	98%	98%	54%	96%

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Balanced
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$108,999		$104,111	$116,337	$137,734		$168,930	$318,635

Total return	7.54	%(A)	3.60%	13.91%	23.45%		(26.71)%	1.79%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.50	%(B)	0.50%	0.50%	0.50%		0.50%	0.50%
Before reimbursement	0.61	%(B)	0.62%	0.59%	0.55%		0.53%	0.52%
Net investment income, to average net assets	1.98	%(B)	2.26%	2.42%	3.01%		3.45%	2.87%
Portfolio turnover rate	74	%(A)	245%	211%	167%		154%	226%

	Large Value
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$824,988		$877,766	$1,014,115	$1,263,463		$1,450,970	$3,165,025

Total return	8.59	%(A)	2.32%	14.66%	16.71%		(42.94)%	(1.75)%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.47	%(B)	0.47%	0.47%	0.48%		0.48%	0.48%
Before reimbursement	0.47	%(B)	0.47%	0.47%	0.48%		0.48%	0.48%
Net investment income, to average net assets	1.90	%(B)	1.70%	1.65%	2.22%		2.53%	1.68%
Portfolio turnover rate	27	%(A)	55%	62%	124	%(C)	26%	30%

	Large Core
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$255,524		$235,204	$255,995	$280,896		$281,774	$903,262

Total return	10.73	%(A)	3.51%	11.79%	23.36%		(36.65)%	2.11%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.63	%(B)	0.63%	0.63%	0.62%		0.65%	0.64%
Before reimbursement	0.63	%(B)	0.63%	0.63%	0.62%		0.65%	0.64%
Net investment income, to average net assets	1.45	%(B)	1.37%	1.47%	1.57%		1.31%	1.08%
Portfolio turnover rate	29	%(A)	63%	55%	168%		99%	101%

	Large Growth
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$877,305		$1,016,307	$1,176,583	$1,341,520		$1,130,783	$2,444,761

Total return	10.73	%(A)	(1.78)%	16.62%	35.56%		(39.87)%	12.25%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.65	%(B)	0.65%	0.65%	0.65%		0.65%	0.65%
Before reimbursement	0.65	%(B)	0.65%	0.66%	0.65%		0.65%	0.65%
Net investment income, to average net assets	0.50	%(B)	0.34%	0.56%	0.97%		0.92%	0.61%
Portfolio turnover rate	27	%(A)	53%	119%	102	%(C)	102%	129%

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Mid Value
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$761,918		$748,835	$909,134	$808,661	$630,249	$998,177

Total return	9.18	%(A)	(2.19)%	21.29%	32.53%	(37.73)%	2.62%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.70	%(B)	0.70%	0.69%	0.70%	0.70%	0.70%
Before reimbursement	0.70	%(B)	0.70%	0.69%	0.70%	0.70%	0.70%
Net investment income, to average net assets	1.28	%(B)	1.08%	1.14%	1.44%	1.69%	1.37%
Portfolio turnover rate	37	%(A)	69%	76%	122%	68%	69%

	Mid Growth
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$185,773		$206,602	$269,733	$251,749	$228,966	$337,189

Total return	10.02	%(A)	(6.90)%	29.27%	25.24%	(41.55)%	30.42%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.75	%(B)	0.75%	0.75%	0.75%	0.75%	0.75%
Before reimbursement	0.76	%(B)	0.75%	0.75%	0.76%	0.75%	0.75%
Net investment loss, to average net assets	(0.08	%)(B)	(0.33%)	(0.36%)	(0.23%)	(0.02%)	(0.23%)
Portfolio turnover rate	94	%(A)	135%	199%	214%	158%	152%

	Small Value
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$77,224		$103,958	$134,427	$145,727	$156,628	$185,137

Total return	7.13	%(A)	1.35%	23.12%	19.64%	(26.63)%	(7.74)%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.85	%(B)	0.85%	0.85%	0.85%	0.85%	0.85%
Before reimbursement	0.88	%(B)	0.87%	0.87%	0.88%	0.87%	0.87%
Net investment income, to average net assets	1.23	%(B)	0.63%	0.84%	1.24%	1.94%	1.36%
Portfolio turnover rate	8	%(A)	16%	121%	103%	117%	94%

	Small Core
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$296,002		$296,060	$341,598	$340,044	$389,662	$950,197

Total return	6.88	%(A)	(2.19)%	29.89%	27.64%	(36.06)%	(4.49)%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.84	%(B)	0.84%	0.85%	0.85%	0.85%	0.84%
Before reimbursement	0.84	%(B)	0.84%	0.85%	0.85%	0.85%	0.84%
Net investment income, to average net assets	0.66	%(B)	0.32%	0.43%	0.67%	0.94%	0.58%
Portfolio turnover rate	32	%(A)	59%	55%	88%	106%	97%

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Small Growth
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$76,452		$108,124	$142,731	$152,724	$152,513	$166,817

Total return	3.83	%(A)	(6.45)%	25.65%	32.99%	(37.87)%	8.64%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.90	%(B)	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement	0.96	%(B)	0.94%	0.93%	0.93%	0.93%	0.92%
Net investment loss, to average net assets	(0.43	%)(B)	(0.37%)	(0.41%)	(0.38%)	(0.18%)	(0.42%)
Portfolio turnover rate	71	%(A)	120%	99%	104%	146%	144%

	International Equity
	June 30, 2012 (unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007
Net assets end of period/year (000’s)	$613,255		$680,170	$893,260	$1,044,049	$1,100,060	$2,264,062

Total return	4.21	%(A)	(13.51)%	14.94%	26.10%	(49.94)%	11.69%

Ratios and supplemental data
Expenses to average net assets
After reimbursement	0.82	%(B)	0.82%	0.81%	0.82%	0.84%	0.87%
Before reimbursement	0.82	%(B)	0.82%	0.81%	0.82%	0.84%	0.87%
Net investment income, to average net assets	2.64	%(B)	1.70%	1.45%	1.39%	2.78%	2.25%
Portfolio turnover rate	10	%(A)	24%	29%	138%	174%	110%

(A)	Not annualized.
(B)	Annualized.
(C)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds: Transamerica Partners Money Market Portfolio (“Money Market”), Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”), Transamerica Partners Core Bond Portfolio (“Core Bond”), Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”), Transamerica Partners Balanced Portfolio (“Balanced”), Transamerica Partners Large Value Portfolio (“Large Value”), Transamerica Partners Large Core Portfolio (“Large Core”), Transamerica Partners Large Growth Portfolio (“Large Growth”), Transamerica Partners Mid Value Portfolio (“Mid Value”), Transamerica Partners Mid Growth Portfolio (“Mid Growth”), Transamerica Partners Small Value Portfolio (“Small Value”), Transamerica Partners Small Core Portfolio (“Small Core”), Transamerica Partners Small Growth Portfolio (“Small Growth”), and Transamerica Partners International Equity Portfolio (“International Equity”) (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

This report should be read in conjunction with the Portfolios’ current prospectus, which contains more complete information about the Portfolios, including investment objectives and strategies.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

In preparing the Portfolios’ financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedules of Investments.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are: an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Portfolios write call and put options/swaptions on futures, swaps, securities, or currencies they own or in which they may invest. When a Portfolio writes a covered call or a put option/swaption, an amount equal to the premium received by a Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

The Portfolios purchase put and call options/swaptions on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options/swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statements of Operations.

The underlying face amounts of open option and swaption contracts at June 30, 2012, are listed in the Schedules of Investments.

Transactions in written options were as follows:

Inflation-Protected Securities	Premium	Notional Amount		Core Bond	Premium	Notional Amount
Balance at December 31, 2011	$27		$47	Balance at December 31, 2011	$—	$—
Sales	350		749	Sales	527	12,367
Closing Buys	(95)		(411)	Closing Buys	(133)	(6,790)
Expirations	(252)		(295)	Expirations	(149)	(2,517)
Exercised	—		—	Exercised	—	—

Balance at June 30, 2012	$30		$90	Balance at June 30, 2012	$245	$3,060

Inflation-Protected Securities	Premium	Notional Amount		Balanced	Premium	Notional Amount
Balance at December 31, 2011	$293	EUR	13,140	Balance at December 31, 2011	$—	$—
Sales	345		20,230	Sales	15	343
Closing Buys	(112)		(8,585)	Closing Buys	(4)	(185)
Expirations	(453)		(23,715)	Expirations	(4)	(73)
Exercised	—		—	Exercised	—	—

Balance at June 30, 2012	$73	EUR	1,070	Balance at June 30, 2012	$7	$85

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions were as follows:

Inflation-Protected Securities	Premium	Notional Amount	Core Bond	Premium	Notional Amount
Balance at December 31, 2011	$1,520	$45,300	Balance at December 31, 2011	$3,930	$158,729
Sales	560	56,200	Sales	6,107	366,200
Closing Buys	(1,278)	(70,900)	Closing Buys	(6,476)	(298,300)
Expirations	(403)	(10,400)	Expirations	(2,014)	(121,529)
Exercised	—	—	Exercised	—	—

Balance at June 30, 2012	$399	$20,200	Balance at June 30, 2012	$1,547	$105,100

Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Certain Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or to certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

The open swap agreements at June 30, 2012 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. The Portfolios incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Portfolios must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

The Portfolios investing in short sales are liable for any interest or dividends payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs, if any, are reported in the Statements of Operations.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers, and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at June 30, 2012.

To be announced purchase commitments (“TBA”): TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Treasury inflation-protected securities ("TIPS"): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market, or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedules of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments on the Statements of Assets and Liabilities.

The PIKs at June 30, 2012 are listed in the Schedules of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolios seek to increase their net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Income from loaned securities on the Statements of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-advisers of certain Portfolios, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Portfolios with broker/dealers with which other funds or portfolios advised by Transamerica Asset Management, Inc. (“TAM”) have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM or by any other party.

Commissions recaptured for the period ended June 30, 2012, are included in net realized gains (losses) on the Statements of Operations and are summarized as follows:

Portfolio	Commissions
Large Growth	$23
Mid Value	129
Mid Growth	40
Small Value	1
Small Core	31
Small Growth	40

Portfolios not listed in the above table did not have any commissions recaptured during the period ended June 30, 2012.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

TBAs, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

Core Bond and Balanced had TBAs outstanding as of June 30, 2012, which are included in Investment securities sold and Investment securities purchased on the Statements of Assets and Liabilities.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of cost of investments or realized gain (loss). The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Portfolio at the time of such determination.

Foreign taxes: The Portfolios may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship, such valuations are generally categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Investment company securities: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio uses fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolios’ investments at June 30, 2012, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Money Market	4.08%
High Quality Bond	16.03
Inflation-Protected Securities	15.90
Core Bond	10.36
High Yield Bond	6.02
Balanced	51.57
Large Value	36.73
Large Core	50.85
Large Growth	36.50
Mid Value	5.41
Mid Growth	2.34
Small Value	4.93
Small Core	47.42
Small Growth	4.75
International Equity	22.20

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Money Market	16.97%
High Quality Bond	34.21
Inflation-Protected Securities	17.05
Core Bond	26.82
High Yield Bond	23.33
Balanced	5.61
Large Value	17.69
Large Core	13.71
Large Growth	16.78
Mid Value	9.22
Mid Growth	30.56
Small Value	29.24
Small Core	11.82
Small Growth	26.36
International Equity	26.21

Transamerica Asset Management, Inc. Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Money Market	0.04%
High Quality Bond	11.15
Inflation-Protected Securities	4.42
Core Bond	5.36
High Yield Bond	18.81
Balanced	–
Large Value	4.75
Large Core	2.87
Large Growth	2.85
Mid Value	23.93
Mid Growth	11.39
Small Value	7.77
Small Core	1.67
Small Growth	7.19
International Equity	4.99

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolios’ administrator. TAM and TFS are affiliates of AEGON NV.

Certain officers and trustees of the Portfolios are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolios.

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. For its services, TAM receives fees from each Portfolio, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Portfolio’s average daily net assets (“ANA”).

For each Portfolio, TAM has entered into Investment Sub-Advisory Agreements with the Portfolios’ sub-advisers. It is the responsibility of each sub-adviser to make the day-to-day investment decisions of the Portfolios and to place the purchase and sales orders for securities transactions of the Portfolios, subject in all cases to the general supervision of TAM.

Payment of fees to the sub-advisers is the responsibility of TAM, and is not an additional expense of a Portfolio.

Portfolio	Advisory Fee
Money Market	0.25%
High Quality Bond	0.35
Inflation-Protected Securities	0.35
Core Bond	0.35
High Yield Bond	0.55
Balanced	0.45
Large Value	0.45
Large Core	0.60
Large Growth	0.62
Mid Value	0.67
Mid Growth	0.72
Small Value	0.82
Small Core	0.80
Small Growth	0.87
International Equity	0.75

TAM has voluntarily elected to waive fees to the extent the total operating expenses of a Portfolio exceed the following expense caps (as a percentage of ANA):

Portfolio	Expense Cap
Money Market	0.30%
High Quality Bond	0.40
Inflation-Protected Securities	0.40
Core Bond	0.40
High Yield Bond	0.60
Balanced	0.50
Large Value	0.50
Large Core	0.65
Large Growth	0.65
Mid Value	0.70
Mid Growth	0.75
Small Value	0.85
Small Core	0.85
Small Growth	0.90
International Equity	0.90

Such fee waivers are not subject to recoupment by TAM in future years.

TAM also may waive additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of TAM or sub-advisers for the period ended June 30, 2012.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Money Market	$—	$—	$—	$—
High Quality Bond	50,751	98,816	112,144	87,524
Inflation-Protected Securities	17,408	224,003	10,211	249,549
Core Bond	826,205	1,380,937	839,306	1,268,276
High Yield Bond	335,598	—	340,326	—
Balanced	32,774	51,870	62,020	21,426
Large Value	229,605	—	354,027	—
Large Core	71,870	—	73,887	—
Large Growth	255,199	—	522,728	—
Mid Value	279,282	—	337,156	—
Mid Growth	188,744	—	231,993	—
Small Value	7,266	—	40,781	—
Small Core	95,731	—	118,746	—
Small Growth	65,315	—	107,251	—
International Equity	62,675	—	153,425	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Inflation-Protected Securities:

The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased option and swaption contracts increased during the period from 7 contracts at the beginning of the period to 14 contracts during the first quarter of the period, and then subsequently decreased to 5 contracts at period end. The volume of written option and swaption contracts increased during the first quarter of the period from 14 contracts at the beginning of the period to 15 contracts during the first quarter of the period, and then subsequently decreased to 7 contracts at period end. The volume of forward foreign currency contracts increased to 11 contracts held at period end from 5 contracts at the beginning of the period. The volume of swap contracts and futures contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value	$459	$2	$461	**
Premium paid on swap agreements	291	—	291
Unrealized appreciation on swap agreements	1,157	—	1,157
Unrealized appreciation on futures contracts	405	—	405	*
Unrealized appreciation on forward foreign currency transactions	—	850	850
Liability derivatives
Written options and swaptions, at value	(492)	—	(492)
Unrealized depreciation on swap agreements	(209)	—	(209)
Unrealized depreciation on futures contracts	(218)	—	(218	) *
Unrealized depreciation on forward foreign currency contracts	—	(24)	(24)
Total	$1,393	$828	$2,221

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Included within Investment securities, at value.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased option and swaption contracts	$(190)	$(260)	$(450	) ^
Net realized gain (loss) on swap agreements	(729)	—	(729)
Net realized gain (loss) on futures contracts	(833)	—	(833)
Net realized gain (loss) on written option and swaption contracts	(368)	507	139
Net realized gain (loss) on forward foreign currency transactions	—	377	377	~
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on purchased option and swaption contracts	(431)	54	(377	) Y
Net increase (decrease) in unrealized appreciation (depreciation) on swap agreements	751	—	751
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	544	—	544
Net increase (decrease) in unrealized appreciation (depreciation) on written option and swaption contracts	1,512	(172)	1,340
Net increase (decrease) in unrealized appreciation (depreciation) on forward foreign currency transactions	—	763	763	‡
Total	$256	$1,269	$1,525

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
‡	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Core Bond:

The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased option and swaption contracts decreased to five contracts during the first quarter of the period from 15 contracts at beginning of the period, and then subsequently increased to six contracts held at period end. The volume of swap contracts, futures contracts, written option and swaption contracts, and forwards foreign currency contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Purchased options and swaptions, at value	$520	$—	$—	$520	**
Unrealized appreciation on forward foreign currency contracts	—	542	—	542
Premium paid on swap agreements	—	—	1,003	1,003
Unrealized appreciation on swap agreements	64	—	2,550	2,614
Unrealized appreciation on futures contracts	1,215	—	—	1,215	*
Liability derivatives
Unrealized depreciation on swap agreements	(2,437)	—	(413)	(2,850)
Premium received on swap agreements	(338)	—	(4,535)	(4,873)
Written options and swaptions, at value	(1,257)	—	—	(1,257)
Unrealized depreciation on futures contracts	(1,212)	—	—	(1,212	) *
Total	$(3,445)	$542	$(1,395)	$(4,298)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
**	Included within Investment securities, at value.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased option and swaption contracts	$(2,936)	$(281)	$—	$(3,217	) ^
Net realized gain (loss) on swap agreements	(927)	—	(434)	(1,361)
Net realized gain (loss) on futures contracts	(2,551)	(5)	—	(2,556)
Net realized gain (loss) on written option and swaption contracts	1,916	—	—	1,916
Net realized gain (loss) on forward foreign currency transactions	—	965	—	965	~
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on purchased option and swaption contracts	(207)	273	—	66	Y
Net increase (decrease) in unrealized appreciation (depreciation) on swap agreements	1,415	—	(2,214)	(799)
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	(779)	—	—	(779)
Net increase (decrease) in unrealized appreciation (depreciation) on written option and swaption contracts	2,312	—	—	2,312
Net increase (decrease) in unrealized appreciation (depreciation) on forward foreign currency transactions	—	(810)	—	(810	) ‡
Total	$(1,757)	$142	$(2,648)	$(4,263)

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
‡	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Balanced:

The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of written option and swaption contracts increased from zero contracts at the beginning of the period to two contracts held at period end. The volume of purchased option contracts held throughout the period decreased from six contracts at the beginning of the period to two contracts at period end. The volume of futures contracts and forward foreign currency contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value	$5	$—	$—	$5	**
Unrealized appreciation on futures contracts	33	20	—	53	*
Unrealized appreciation on forward foreign currency contracts	—	—	16	16
Liability derivatives
Written options and swaptions, at value	(2)	—	—	(2)
Unrealized depreciation on futures contracts	(28)	—	—	(28	) *
Total	$8	$20	$16	$44

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
**	Included within Investment securities, at value.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012 Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Foreign exchange contracts	Total
Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased option and swaption contracts	$—	$(2)	$(7)	$(9	) ^
Net realized gain (loss) on futures contracts	(4)	72	—	68
Net realized gain (loss) on written option and swaption contracts	—	(5)	—	(5)
Net realized gain (loss) on forward foreign currency contracts	—	—	20	20	~
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on purchased option and swaption contracts	—	3	7	10	Y
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	(53)	16	—	(37)
Net increase (decrease) in unrealized appreciation (depreciation) on written option and swaption contracts	—	5	—	5
Net increase (decrease) in unrealized appreciation (depreciation) on forward foreign currency transactions	—	—	(12)	(12	) ‡
Total	$(57)	$89	$8	$40

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
‡	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Small Core:

The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of futures contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset derivatives
Unrealized appreciation on futures contracts	$71	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(3)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	49
Total	$46

International Equity:

The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of forward foreign currency contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$1,344
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(82)
Total	$1,262

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts	$2,117
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase (decrease) in unrealized appreciation (depreciation) on forward foreign currency transactions	1,179	‡

‡	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolios’ tax provisions taken for all open tax years (2008 -2010), or expected to be taken in the Portfolios’ 2011 tax returns, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets.

Transamerica Partners Portfolios		Semi-Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. (continued)

Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio's financial statements.

NOTE 8. SUBSEQUENT EVENT

Effective on or about August 31, 2012, TAM will terminate its investment sub-advisory agreement with Perimeter Capital Partners LLC with respect to Small Growth and will enter into a new investment sub-advisory agreement with Ranger Investment Management, L.P. (“Ranger”). In connection with the change in sub-adviser, the fund’s investment objective and certain principal investment strategies will change. In addition, the Fund’s advisory fee will be reduced. The Fund’s name, its investment adviser, TAM, as well as its benchmark index and fundamental investment restrictions will remain the same. Upon the effective date of the change in sub-adviser to Ranger, TAM’s advisory fee schedule will decrease as set forth below:

Current Advisory Fee	New Advisory Fee
0.87% of the fund’s ANA	0.84% of the first $300 million of ANA 0.80% in excess of $300 million of ANA

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Portfolio” and collectively the “Portfolios”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Balanced Portfolio	Transamerica Partners Large Value Portfolio
Transamerica Partners Core Bond Portfolio	Transamerica Partners Mid Growth Portfolio
Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Mid Value Portfolio
Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Money Market Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Small Core Portfolio
Transamerica Partners International Equity Portfolio	Transamerica Partners Small Growth Portfolio
Transamerica Partners Large Core Portfolio	Transamerica Partners Small Value Portfolio
Transamerica Partners Large Growth Portfolio

For the Portfolios listed in the left-hand column below, the Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	BlackRock Financial Management, Inc. J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, Inc.
Transamerica Partners High Yield Bond Portfolio	Eaton Vance Management
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thornburg Investment Management, Inc.
Transamerica Partners Large Core Portfolio	Aronson Johnson Ortiz, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company, LLP
Transamerica Partners Large Value Portfolio	Aronson Johnson Ortiz, LP
Transamerica Partners Mid Growth Portfolio	Columbus Circle Investors
Transamerica Partners Mid Value Portfolio	Cramer, Rosenthal, McGlynn, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Money Market Portfolio	GE Asset Management Incorporated
Transamerica Partners Small Core Portfolio	Fort Washington Investment Advisors, Inc. Invesco Advisers, Inc. Wellington Management Company, LLP
Transamerica Partners Small Value Portfolio	Wellington Management Company, LLP

Following their review and consideration, the Trustees determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee(s) for each Portfolio. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2011.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 5- and 10-year periods and above its primary benchmark for the past 3-year period and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 5- and 10-year periods and above its primary benchmark for the past 3-year period. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Core Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-year period and in line with the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 5- and 10-year periods and above its benchmark for the past 3-year period and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 5- and 10-year periods and above its benchmark for the past 3-year period.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 5- and 10-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 5- and 10-year periods and above its benchmark for the past 3-year period and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners High Yield Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3- and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3- and 5-year periods.

Transamerica Partners International Equity Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Partners Large Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Large Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Large Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Mid Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3- and 10-year periods and in line with the median for the past 5-year period and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3- and 10-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3- and 10-year periods and above its benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Partners Mid Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1- and 5-year periods and above the median for the past 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 5-year periods and above the median for the past 3- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5-and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5-and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5-and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-and 10-year periods and above its benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly constrained money market universe is largely a function of expenses.

Transamerica Partners Small Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-and 3-year periods and below the median for the past 5-and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-and 3-year periods and below the median for the past 5-and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-and 3-year periods and below its primary benchmark for the past 5-and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-and 3-year periods and below its primary benchmark for the past 5-and 10-year periods. The Board noted that the performance for longer periods included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Small Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-and 3-year periods and in line with the median for the past 5-year period and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-year period and in line with the median for the past 3-and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio, noting that they had recently approved a sub-adviser change for the Portfolio.

Transamerica Partners Small Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3-and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, below the median for the past 3-year period and in line with the median for the past 5-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-, 3-and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-and 5-year periods. The Board noted that the performance for longer periods included the management of the previous sub-adviser of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services as well as the portion of a Portfolio’s management fee retained by TAM following payment of the sub-advisory fee(s).

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Balanced Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Core Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners International Equity Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Large Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Money Market Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the median for its peer group and in line with the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Core Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Partners Small Growth Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Value Portfolio. The Board noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and that the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The Board also noted that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration and other services, to each Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to each Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolios benefited from these economies of scale. The Board considered each Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolios through investments in capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether each Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Portfolios

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Portfolio and its shareholders and voted to approve the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on May 24, 2012, the Board considered the termination of Perimeter Capital Partners LLC (“Perimeter”) as sub-adviser to Transamerica Partners Small Growth Portfolio (the “Portfolio”) and approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) for the Portfolio between Transamerica Asset Management, Inc. (“TAM”) and Ranger Investment Management, L.P. (“Ranger”), the Portfolio’s proposed new sub-adviser.

Following their review and consideration, the Trustees determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Perimeter as sub-adviser to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Perimeter.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Trustees’ deliberations. Among other matters, the Board considered:

(a)	that TAM advised the Board that the appointment of Ranger is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)	that Ranger is an experienced and respected asset management firm and that Ranger has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio;

(c)	the proposed responsibilities of Ranger for the Portfolio and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to Ranger would be paid by TAM and not the Portfolio;

(e)	that the management fee rate paid by the Portfolio would be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to Ranger is reasonable in light of the services to be provided; and

(f)	that TAM recommended to the Board that Ranger be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a strategy that TAM believes represents a quality offering within the small cap growth investment category.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by Ranger under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and Ranger as to the operations, facilities, organization and personnel of Ranger, the anticipated ability of Ranger to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies. The Board considered that TAM has advised the Board that the appointment of Ranger is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that Ranger is an experienced and respected asset management firm and that TAM believes that Ranger has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that Ranger can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that Ranger’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Transamerica Partners Portfolios		Semi-Annual Report 2012

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Investment Performance

The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by Ranger in providing services to the Portfolio. The Board noted that the performance of the Ranger strategy compared favorably to that of the Portfolio and its benchmark for the 1-, 3-and 5-year periods (annualized) ended March 31, 2012. The Board further noted that TAM believes that the appointment of Ranger could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by Ranger, the Board concluded that Ranger is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability

The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the increase in the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee that would result from implementation of the New Sub-Advisory Agreement. The Board noted that the management fee rate payable by the Portfolio would be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by Ranger under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to Ranger’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Ranger. As a result, the Board did not consider Ranger’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale

The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that a breakpoint would be added to the management fee schedule in connection with the sub-adviser change. The Trustees concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to Ranger, in the future.

Fall-Out Benefits

The Board considered any other benefits to be derived by Ranger from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with Ranger, and that Ranger may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Partners Portfolios		Semi-Annual Report 2012

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TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, NY 10528

2875 (8/12)

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Investments.

The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “ 1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Not Applicable

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not Applicable

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds (Registrant)

By:	/s/ Thomas A. Swank
Date:	Thomas A. Swank Chief Executive Officer August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Date:	Thomas A. Swank Chief Executive Officer August 28, 2012

By:	/s/ Elizabeth Strouse
Date:	Elizabeth Strouse Principal Financial Officer August 28, 2012

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer